Registration No. 33-13481


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                       POST-EFFECTIVE AMENDMENT NO. 19 TO
                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
              OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

         PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
                              (Exact Name of Trust)

                        PRINCIPAL LIFE INSURANCE COMPANY
                            (Exact Name of Depositor)

                          The Principal Financial Group
                           Des Moines, Iowa 50392-0100
              (Address of Depositor's Principal Executive Offices)

                                 Traci L. Weldon
                        Principal Life Insurance Company
                          The Principal Financial Group
                           Des Moines, Iowa 50392-0300
                     (Name and address of agent for service)
              Telephone Number, Including Area Code: (515) 247-5111

                   Please send copies of all communications to

                                 J. SUMNER JONES
                                 Jones & Blouch
                          2100 Pennsylvania Ave., N.W.
                              Washington, DC 20037



  It is proposed that this filing will become effective (check appropriate box)


       _____ immediately upon filing pursuant to paragraph (b) of Rule 485

       __X__ on May 1, 1999 pursuant to paragraph (b) of Rule 485

       _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

       _____ on (date) pursuant to paragraph (a)(1) of Rule 485

             This post-effective amendment designates a new effective date for a _____ previously filed post-effective amendment.

      Title of Securities: Flexible Premium Variable Life Insurance Policy.

                        PRINCIPAL LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                       Registration Statement on Form S-6
                              Cross Reference Sheet

    Items of
   Form N-8B-2               Captions in Prospectus

        1..............  Cover Page

        2..............  Cover Page

        3..............  Not Applicable

        4..............  Distribution of the Policy

        5..............  Principal Life Insurance Company Variable Life
                         Separate Account

        6(a)...........  Not Applicable

        6(b)...........  Not Applicable

        7..............  Not Required

        8..............  Not Required

        9..............  Legal Proceedings

        10(a)..........  Ownership, Beneficiaries, Assignment

        10(b)..........  Calculation of Accumulated Value; Unit Values; Net
                         Investment Factor; Valuations in Connection with a Policy; Participating Policy

        10(c), 10(d)...  Summary (Transfers; Policy Loans; Surrender,
                         Termination and Reinstatement; Policy Cancellation); Death Benefits and Rights; Policy Values (Transfers; Policy Loans; Surrender); Charges and Deductions (Surrender Charge)

        10(e)..........  Summary (Surrender, Termination and Reinstatement);
                         Premiums (Policy Termination; Reinstatement); Registration Statement

        10(f)..........  Other Matters (Voting Rights)

        10(g)(1),
        10(g)(2),
        10(h)(1),
        10(h)(2).......  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion, or Substitution of Investments)

        10(g)(3),
        10(g)(4),
        10(h)(3),
        10(h)(4).......  Not Applicable

        10(i)..........  Principal Life Insurance Company Variable Life
                         Separate Account, Policy Values; General Provisions (Addition, Deletion, or Substitution of Investments; Optional Insurance Benefits; Policy Proceeds); Federal Tax Matters

        11.............  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion, or Substitution of Investments)

        12(a)..........  Cover page

        12(b)..........  Not Applicable

        12(c)..........  Principal Life Insurance Company Variable Life
                         Separate Account (Principal Variable Contracts Fund,
                         Inc.: Balanced Account; Bond Account; Capital Value Account; MidCap Account; High Yield Account; Money Market Account)

        12(d)..........  Distribution of the Policy

        12(e)..........  Not Applicable

        13(a)..........  Principal Life Insurance Company Variable Life
                         Separate Account; Charges and Deductions

        13(b), 13(c),
        13(d), 13(e),
        13(f), 13(g)...  Not Applicable

        14.............  Distribution of the Policy

        15.............  Summary (Premiums); Preimums

        16.............  Summary (Principal Life Insurance
                         Company Variable Life Separate Account); Principal Life Insurance Company Variable Life Separate Account; Policy Values; General Provisions (Addition, Deletion, or Substitution of Investments)

        17(a), 17(b),
        17(c)..........  Captions referenced under Items 10(c), 10(d), 10(e), and 10(i) above

        18(a)..........  Summary (Policy Value); Policy Values (Calculation of
                         Accumulated Value; Unit Values; Net Investment Factor; Valuations in Connection with a Policy)

        18(b)..........  Not Applicable

        18(c)..........  Summary (Policy Loans); Policy Values (Policy Loans)

        18(d)..........  Not Applicable

        19.............  Other Matters (Voting Rights; Statement of Values)

        20(a), 20(b)...  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion, or Substitution of Investments); Other Matters (Voting Rights)

        20(c), 20(d),
        20(e), 20(f)...  Not Applicable

        21(a), 21(b)...  Summary (Policy Loans); Policy Values

        21(c)..........  Not Applicable

        22.............  General Provisions (The Contract; Incontestability)

        23.............  Not Applicable

        24.............  Summary; Special Plans

        25.............  Description of Principal Life Insurance Company

        26.............  Not Applicable

        27.............  Description of Principal Life Insurance Company

        28.............  Officers and Directors of Principal Life
                         Insurance Company

        29.............  Description of Principal Life Insurance Company

        30.............  Not Applicable

        31.............  Not Applicable

        32.............  Not Applicable

        33.............  Not Applicable

        34.............  Not Applicable

        35.............  Description of Principal Life Insurance Company

        36.............  Not Applicable

        37.............  Not Applicable

        38(a)..........  Summary (Principal Life Insurance Company
                         Variable Life Separate Account); Principal Life Insurance Company Variable Life Separate Account; Distribution of the Policy

        38(b), 38(c)...  Distribution of the Policy

        39(a), 39(b)...  Distribution of the Policy

        40.............  Not Applicable

        41(a)..........  Description of Principal Life Insurance Company;
                         Distribution of the Policy

        41(b), 41(c)...  Not Applicable

        42.............  Not Applicable

        43.............  Not Applicable

        44(a), 44(b),
        44(c)..........  Summary (Principal Life Insurance Company
                         Variable Life Separate Account; Transfers; Policy Loans; Surrender, Termination, and Reinstatement; Policy "Free Look"); Principal Life Insurance
                         Company Variable Life Separate Account; Policy Values; Charges and Deductions

        45.............  Not Applicable

        46(a)..........  Captions referenced under items 44(a) above

        46(b)..........  Not Applicable

        47.............  Not Applicable

        48.............  Not Applicable

        49.............  Not Applicable

        50.............  Not Applicable

        51(a) - (j)....  Summary; Description of Principal Life
                         Insurance Company; Principal Life Insurance
                         Company Variable Life Separate Account; General Provisions; Distribution of the Policy

        52(a)..........  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion, or Substitution of Investments)

        52(b)..........  Not Applicable

        52(c)..........  Captions referenced in 10(g) and 10(h) above

        52(d)..........  Not Applicable

        53(a)..........  Summary (Tax Consequences of the Policy); Federal Tax
                         Matters

        53(b)..........  Not Applicable
        54.............  Not Applicable

        55.............  Not Applicable

        56.............  Not Applicable

        57.............  Not Applicable

        58.............  Not Applicable

        59.............  Not Applicable

                          Prospectus Dated May 1, 1999


         PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT FLEX VARIABLE LIFE -- FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

"Flex Variable Life," the flexible premium variable life insurance policy (the "Policy" or the "Policies") offered by Principal Life Insurance Company ("Company") and described in this Prospectus is designed to provide lifetime insurance protection and maximum flexibility in connection with premium payments and death benefits. A policyowner may, within limits, vary the frequency and amount of premium payments and increase or decrease the face amount of the life insurance benefit under the Policy. This flexibility allows a policyowner to provide for changing life insurance needs within a single insurance policy.


Neither premium payments nor death benefits are deposits or obligations of, or guaranteed by or endorsed by any bank. Premium payments and death benefits are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

A schedule of premium payments is established for a Policy in accordance with policyowner preference. A minimum premium is required during the first twelve policy months. At other times, failure to pay premiums will not cause a Policy to terminate so long as its accumulated value, less the surrender charge and unpaid policy loans and loan interest, is sufficient on a Policy processing day to allow deduction of the cost of insurance and other charges.


Premium payments, less a 2% premium tax charge and a 5% sales load, are allocated according to policyowner direction to one or more Divisions of the Principal Life Insurance Company Variable Life Separate Account ("Separate Account"), except for premiums received during the first 45 days from the policy date, which are allocated for that period to the Money Market Division of the Separate Account. Each Division invests exclusively in shares representing an interest in a corresponding account of the Principal Variable Contracts Fund, Inc. organized by the Company. The accompanying prospectus describes the investment objectives and the attendant risks of the accounts currently offered as investment choices under the Policy: Balanced Account, Bond Account, Capital Value Account, High Yield Account, MidCap Account and Money Market Account.


Accumulated value and duration of coverage under the Policy will, and the death benefit may, increase or decrease based upon the investment experience of the Divisions of the Separate Account. The accumulated value will also reflect the amount and frequency of premium payments, surrenders of accumulated value, policy loans and loan interest, interest earned on loaned amounts, and the charges and deductions connected with the Policy. The policyowner bears the entire investment risk as to the Policy's accumulated value, which is not guaranteed.

The Policy provides a death benefit upon the insured's death. The policyowner chooses one of two death benefit options. Under Option 1, the death benefit is the greater of the face amount of the Policy or the accumulated value on the date of death multiplied by an applicable percentage based upon the insured's attained age. Under Option 2, the death benefit is the greater of the face amount of the Policy plus the accumulated value on the date of the insured's death or the Policy's accumulated value multiplied by the applicable percentage. The policyowner may, under certain conditions, change from one death benefit option to the other.

The policyowner generally may obtain policy loans at any time the Policy has loan value prior to the Policy's maturity date. In addition, subject to certain restrictions, the Policy's accumulated value may be partially or totally surrendered. Surrender charges consisting of a contingent deferred sales load and a contingent deferred administration charge may be imposed upon total surrender of a Policy. The amount of surrender charge assessed per $1,000 of face amount is based upon the issue age and sex (where allowed by law) of the insured and the policy year at the time of surrender.

Prospective purchasers of this Policy are advised that replacement of existing insurance coverage may not be financially advantageous. It may also be disadvantageous to purchase a Policy as a means to obtain additional insurance protection if the purchaser already owns a flexible premium variable life insurance policy.

This Prospectus is valid only if accompanied or preceded by the current prospectus for Principal Variable Contracts Fund, Inc.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Please Read This Prospectus Carefully And Retain It For Future Reference.

                                TABLE OF CONTENTS
GLOSSARY OF SPECIAL TERMS ................................. 4


SUMMARY ................................................... 5
     The Policy............................................ 5
     Principal Life Insurance Company
     Variable Life Separate Account .......................  5
     Premiums..............................................  6
     Charges and Deductions ...............................  6
     Maturity Proceeds.....................................  7
     Death Benefit and Proceeds............................  7
     Adjustment Options....................................  8
     Policy Values.........................................  8
     Transfers.............................................  9
     Policy Loans..........................................  9
     Surrender, Termination and Reinstatement.............  10
     Policy "Free Look"...................................  11
     Distribution of the Policy...........................  11
     Tax Consequences of the Policy.......................  11

CONDENSED FINANCIAL INFORMATION............................12

DESCRIPTION OF PRINCIPAL
LIFE INSURANCE COMPANY....................................  12

PRINCIPAL LIFE INSURANCE
COMPANY VARIABLE LIFE SEPARATE
ACCOUNT....................................................13
     Balanced Account......................................14
     Bond Account......................................    14
     Capital Value Account.................................14
     High Yield Account....................................14
     MidCap Account........................................15
     Money Market Account..................................15


PREMIUMS...................................................16
     Purchase Procedures...................................16
     Payment of Premiums...................................17
     Premium Limitations...................................18
     Allocation of Premiums................................18
     Policy "Free Look"....................................19
     Policy Termination....................................20
     Reinstatement.........................................21

DEATH BENEFITS AND RIGHTS..................................22
     Death Proceeds........................................22
     Death Benefit.........................................22
     Applicable Percentage.................................22
     Change in Death Benefit Option........................24
     Adjustment Options....................................24

POLICY VALUES..............................................26
     Calculation of Accumulated Value......................26
     Units.................................................26
     Unit Values...........................................26
     Net Investment Factor.................................27
     Valuations in Connection with a Policy................27
     Transfers.............................................27
     Policy Loans..........................................28
     Surrender.............................................29

CHARGES AND DEDUCTIONS.....................................30
     Premium Expense Charge................................30
     Monthly Deduction.....................................30
     Mortality and Expense Risks Charge....................31
     Transaction Charge....................................31
     Surrender Charge......................................32
     Other Charges.........................................36
     Special Plans.........................................36

OTHER MATTERS..............................................37
     Voting Rights.........................................37
     Statement of Value....................................37
     Service Available by Telephone........................38

GENERAL PROVISIONS.........................................38
     Addition, Deletion, or Substitution of
     Investments...........................................38
     Optional Insurance Benefits...........................39
     Death Benefit Guarantee Rider.........................39
     The Contract..........................................39
     Incontestability......................................39
     Misstatements.........................................40
     Suicide...............................................40
     Ownership.............................................40
     Beneficiaries.........................................40
     Benefit Instructions..................................40
     Postponement of Payments..............................40
     Assignment............................................41
     Policy Proceeds.......................................41
     Participating Policy..................................42
     Right to Exchange Policy..............................42

DISTRIBUTION OF THE POLICY.................................43

OFFICERS AND DIRECTORS OF PRINCIPAL
MANAGEMENT CORPORATION.....................................44

OFFICERS AND DIRECTORS  OF PRINCIPAL
LIFE INSURANCE COMPANY.....................................44

STATE REGULATION OF PRINCIPAL
LIFE INSURANCE COMPANY.....................................46

FEDERAL TAX MATTERS........................................46
     Tax Status of the Company
     and the Separate Account..............................46
     Charges for Taxes.....................................46
     Diversification Standards.............................47
     Life Insurance Status of Policy.......................47
     Modified Endowment Contract Status....................47
     Policy Surrenders and Partial Surrenders..............48
     Policy Loans and Interest Deductions..................48
     Corporate Alternative Minimum Tax.....................49
     Exchange or Assignment of Policies....................49
     Withholding...........................................49
     Taxation of Accelerated Death Benefits................49
     Other Tax Issues......................................49

EMPLOYEE BENEFIT PLANS.....................................50

LEGAL PROCEEDINGS..........................................50

LEGAL OPINION..............................................50

INDEPENDENT AUDITORS.......................................50

REGISTRATION STATEMENT.....................................50

FINANCIAL STATEMENTS.......................................50


     Report of Independent Auditors........................53
     Variable Life Separate Account
       Financial Statements................................54
     Report of Independent Auditors........................82
     Principal Life Insurance Company
       Financial Statements................................83


APPENDIX - ILLUSTRATIONS OF POLICY
VALUES AND DEATH BENEFITS.................................123

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. PRINCIPAL LIFE INSURANCE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF PRINCIPAL VARIABLE CONTRACTS FUND, INC. OR THE STATEMENT OF ADDITIONAL INFORMATION OF THAT FUND.

GLOSSARY OF SPECIAL TERMS

Attained Age - The age last birthday on the prior policy anniversary.


Division - A part of the Principal Life Insurance Company Variable Life Separate Account which is invested in shares of an account of a mutual fund.


Face Amount - The minimum death benefit of a Policy so long as the Policy remains in force.


General Account - The assets of Principal Life Insurance Company other than those allocated to any of the separate accounts of Principal Life Insurance Company.


Guideline Annual Premium - The level annual payment necessary to provide the future benefit under a Policy, through maturity, based on the 1980 Commissioners Standard Ordinary Mortality Table, a 5% assumed interest rate, and the fees and charges specified for a Policy.

Internal Revenue Code - The Internal Revenue Code of 1954, as amended, and regulations promulgated thereunder. Reference to the Internal Revenue Code means such Internal Revenue Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.


Investment Account - An account established under a Policy for a policyowner with respect to a Division of the Principal Life Insurance Company Variable Life Separate Account.


Maturity Date - The policy anniversary following the insured's 95th birthday.

Monthly Date - The day of the month which is the same as the policy date. For example, if the policy date is June 10, 1998, the first monthly date is July 10, 1998.


Mutual Fund - Principal Variable Contracts Fund, Inc., or other registered open-end investment companies substituted therefor or added for investment by a Division of the Principal Life Insurance Company Variable Life Separate Account.


Policy date - The policy date is the date by which both the application and a premium payment in an amount at least equal to the required minimum initial premium for the Policy have been received in the home office of the Company.

Policy Years and Anniversaries - The policy years and anniversaries computed from the policy date. Example: If the policy date is May 5, 1998, the first policy year ends on May 4, 1999 and the first policy anniversary falls on May 5, 1999.


Principal Life Insurance Company Variable Life Separate Account - A separate account established by Principal Life Insurance Company under Iowa law to receive premiums under the Policies offered by this Prospectus and other variable life insurance contracts issued by Principal Life Insurance Company.


Prorated Basis - In the same proportion as the value of a particular investment account for a Policy bears to the total value of all investment accounts for that Policy.

Valuation Date - The date as of which the net asset value of an account of a mutual fund is determined.

Valuation Period - The period between the time as of which the net asset value of an account of a mutual fund is determined on one valuation date and the time as of which such value is determined on the next following valuation date.


Written Request - Actual delivery to Principal Life Insurance Company at its home office in Des Moines, Iowa, of a written notice or request on a form supplied or approved by Principal Life Insurance Company.


SUMMARY

THE FOLLOWING SUMMARY INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS.

The Policy

The Policy is designed to provide a policyowner with lifetime insurance protection and flexibility in connection with the amount and frequency of premium payments and the amount of life insurance proceeds payable under the Policy. A policyowner may, subject to certain limitations, vary the frequency and amount of premium payments. The Policy allows a policyowner to adjust the amount of life insurance payable, without having to purchase a new Policy, by increasing or decreasing the face amount. Thus, as insurance needs or financial conditions change, a policyowner has the flexibility to adjust life insurance proceeds and vary the premium payments. The Policy is a life insurance contract with a death benefit, accumulated value, and other features traditionally associated with whole life insurance. It is called "flexible premium" because unlike traditional insurance contracts, there is no fixed schedule of premium payments, although a minimum premium is required during the first twelve policy months. Each policyowner establishes a preferred schedule of premium payments (planned periodic premiums).

The Policy is called "variable" because the accumulated value, duration of coverage and, under certain circumstances, the death benefit may increase or decrease depending upon the investment experience of the Division or Divisions of the Separate Account to which premium payments, less a premium tax charge of 2% and a 5% sales load, have been allocated. Generally, favorable investment experience will increase a Policy's accumulated value and unfavorable investment experience will reduce its accumulated value. Prospective purchasers of a Policy should be aware that there is no guarantee of accumulated value in a Policy.


Principal Life Insurance Company Variable Life Separate Account

The Separate Account is a separate account established by the Company pursuant to the insurance laws of the State of Iowa and is organized as a unit investment trust under the Investment Company Act of 1940. The Separate Account is administered and accounted for as part of the general business of the Company, but the income, gains, or losses of the Separate Account are credited to or charged against the assets held in the Separate Account in accordance with the terms of the Policy, without regard to other income or gains or losses arising out of any other business that the Company conducts. The assets of the Separate Account will be available to cover the liabilities of the Company's general account only to the extent that the assets of the Separate Account exceed the liabilities of the Separate Account arising under the Policies.

You may allocate your net premium payments to divisions of the Separate Account and/or the Fixed Account. Currently there are six divisions available to you. A current list of divisions available in your state may be obtained from a sales representative or our home office.

Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.

The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.


Premiums

An initial payment is required as the first premium. This required initial premium payment is three times the minimum monthly premium shown on the Policy's data pages. The minimum monthly premium is the amount that, if paid, will keep the Policy in force for one month, taking into account the current monthly deduction and surrender charge. Payment of a minimum premium is required during the first twelve policy months (the "Minimum Required Premium"). The Company allows payments in accordance with the planned periodic premium schedule established by the policyowner in the application (annual, semi-annual, quarterly, or pre-authorized withdrawal payments of premium on a monthly basis). However, if the minimum monthly premium is less than $30 ($15 if the insured is ages 0-14), only a planned periodic premium schedule that would result in a payment of $30 or more ($15 or more if the insured is ages 0-14) will be made available to the policyowner. The Company also allows unscheduled premium payments of $30 or more. The planned periodic premium schedule indicates the preference of the policyowner only, and other than payment of the Minimum Required Premium, payment of premiums is not required. (However, the death benefit guarantee premium must be paid to maintain the death benefit guarantee rider. See "Death Benefit Guarantee Rider.") Changes in frequency, as well as increases or decreases in the amount of planned periodic premiums, may be made. However, the total of all premiums, planned and otherwise, cannot exceed the current maximum premium limitations set forth in the Internal Revenue Code to qualify a Policy as a life insurance contract. At any time there is an outstanding policy loan, if a payment cannot be identified as a premium payment, it will be considered a loan repayment.

The initial premium payment and all other premium payments received during the first 45 days from the policy date, after deduction of the premium tax charge of 2% and the 5% sales load, are allocated to the Money Market Division of the Separate Account. On the 46th day from the policy date, the accumulated value held in the Money Market Division is transferred to the Divisions in accordance with the policyowner's direction for allocation of premium payments. Premium payments received after the first 45 days from the policy date are allocated among the Divisions in accordance with the directions in the application for the Policy.

Charges and Deductions

There is a premium expense charge deducted from each premium payment. The amount remaining after deduction of the premium expense charge is the "net premium." The premium expense charge includes a sales load of 5% to partially compensate the Company for sales expenses incurred with respect to the Policy. In addition, a sales load of up to a maximum of 25% of the minimum first year premium may be imposed as a part of a surrender charge upon total surrender or termination of a Policy for insufficient value. Also included in the premium expense charge is a charge of 2% for premium taxes. The premium tax charge, which cannot be changed, is not expected to exceed the premium taxes charged to the Company.

There is a monthly deduction from the Policy's accumulated value in the Divisions equal to the cost of insurance, the cost of additional benefits provided by riders attached to the Policy and a monthly administration charge which is guaranteed never to exceed $5.00 per month. The current monthly administration charge for a Policy is $4.75 per month.

The cost of insurance charge is calculated on each monthly date. The cost of insurance rate is based on the sex (where allowed by law), attained age, and risk classification of the insured. Current monthly cost of insurance rates will be determined by the Company based upon its expectations as to future mortality experience. Cost of insurance rates are guaranteed not to exceed the maximum rates based upon the 1980 Smoker and Nonsmoker Commissioners Standard Ordinary Mortality Tables, age last birthday. Where allowed by law, the table used will be male or female according to the sex of the insured. Additionally, the guaranteed maximum cost of insurance rates will reflect the insured's risk classification.

A mortality and expense risks charge will be imposed on a daily basis on the assets of each Division. The current mortality and expense risks charge is
 .0020548% on a daily basis (.75% on an annual basis) and is guaranteed to not exceed .0024658% on a daily basis (.90% on an annual basis).

A charge consisting of a contingent deferred sales load and a contingent deferred administration charge may be imposed for total surrender of a Policy or termination of a Policy for insufficient value. The amount of surrender charge assessed per $1,000 of face amount is based upon the issue age and sex (where allowed by law) of the insured and the policy year at the time of surrender. There is no surrender charge imposed upon partial surrenders of accumulated value.

A transaction charge of $25 is imposed on transfers of accumulated value between Divisions exceeding four per policy year. A transaction charge of the lesser of $25 or two percent of the amount surrendered is imposed upon partial surrenders of accumulated value.

An investment advisory fee is charged against the assets of each Account to compensate the Fund's investment advisor. In addition, each Account incurs other normal expenses of corporate operation.

Maturity Proceeds

If the insured under a Policy is living on the Policy's maturity date, which is the Policy anniversary following the birthday on which the insured reaches age 95, the Company will pay the Policy's maturity proceeds to the policyowner. A Policy's maturity proceeds are the Policy's accumulated value less any Policy loans and unpaid loan interest on the maturity date. If maturity proceeds are paid under a Policy, the Policy terminates with no further benefits payable. On the Policy's maturity date, the Company will pay the excess of the Policy's face amount over the maturity proceeds, provided certain conditions are met. (See "Death Benefit Guarantee Rider.")

Death Benefit and Proceeds

The death proceeds under a Policy are payable to the beneficiary when the insured dies, subject to all provisions and conditions of the Policy. The death proceeds, determined as of the date of the insured's death, are: the death benefit described below, plus proceeds from any benefit riders on the insured's life, less any Policy loans and loan interest, and less any overdue monthly deductions if the insured dies during a grace period. All or part of the death proceeds may be paid in cash or applied under one or more of the benefit options available under the Policy, subject to certain restrictions. The Company pays interest on the death proceeds from the date of death until the date of payment or until applied under a benefit option. Interest is at a rate the Company determines, but not less than required by state law.

There are two options available for the death benefit under a Policy. If a policyowner selects Option 1, the death benefit will be equal to the greater of the face amount of the Policy or the accumulated value on the date of death multiplied by an applicable percentage specified in the Internal Revenue Code. If a policyowner selects Option 2, the death benefit will be the greater of the face amount of the Policy plus the accumulated value on the date of death or the accumulated value on the date of death multiplied by the applicable percentage.

A policyowner may make a written request to change the death benefit option on or after the first Policy anniversary. Any change must be approved by the Company before it takes effect. Changes in death benefit option are limited to two per policy year. If the request is to change from Option 1 to Option 2, the face amount will be reduced by the amount of the accumulated value of the Policy on the effective date of the change. A request to change from Option 1 to Option 2 will not be approved if the face amount in effect after the change would be less than $25,000. Evidence of insurability satisfactory to the Company under its underwriting rules then in effect may be required on a change from Option 1 to Option 2. If the request is to change from Option 2 to Option 1, the face amount will be increased by the amount of the accumulated value of the Policy on the effective date of the change. No evidence of insurability is required for a change from Option 2 to Option 1. The effective date of any change will be the monthly date that coincides with or next follows the day the request for change is approved by the Company.

Adjustment Options

Subject to certain conditions, the face amount of a Policy may be adjusted upon the written request of the policyowner. Any written request to adjust the face amount of a Policy must be approved by the Company. No request to adjust the face amount of a Policy will be approved if a Policy is in a grace period or if monthly deductions are being waived under a rider. In addition, a decrease in face amount may be requested only after the first Policy anniversary and may not reduce the face amount of a Policy below $25,000. A requested face amount increase must be at least $5,000 and is subject to evidence of insurability satisfactory to the Company under its underwriting rules then in effect. Any adjustment in face amount of a Policy will be effective on the monthly date that coincides with or next follows the date the Company approves the request, subject to a payment by the policyowner in an amount not less than the new minimum monthly premium for the Policy after any such increase in face amount. The new minimum monthly premium will take into account the Policy's surrender value. There are no charges assessed in connection with adjustments of a Policy, although an increase in face amount will result in surrender charges applicable to the increase.

Policy Values

The Policy provides for accumulated value. The Policy's accumulated value will reflect the amount and frequency of premium payments, the investment experience of the chosen Division or Divisions, surrenders of accumulated value, Policy loans and loan interest, interest earned on amounts in the loan account, transaction charges, and other charges and deductions imposed in connection with the Policy and the Separate Account. A Policy has no minimum guaranteed accumulated value. A Policy's "surrender value" is its accumulated value less the amount of the surrender charge, if any. A Policy's "net surrender value" is its surrender value less Policy loans and loan interest. The net surrender value of a Policy is the amount available to a policyowner upon total surrender.

An investment account is established for each Division of the Separate Account, representing the interest of the Policy for such Division. When amounts are allocated or transferred to a Division, units are credited to the applicable investment account. When amounts are deducted or transferred from a Division, units of the applicable investment account are cancelled. The number of units credited or cancelled is equal to the dollar amount of the transaction divided by the unit value of the Division for the valuation period when the transaction occurs.

The unit value of a Division is determined on each valuation date. The unit value of each Division was established at $10.00 at the time the Division was formed. Thereafter, the unit value of a Division on any valuation date is calculated by multiplying the unit value on the previous valuation date by the net investment factor for the current valuation period. The net investment factor of a Division measures the investment performance of the Division and determines changes in unit value from one valuation period to the next valuation period. The investment account value for each Division of the Separate Account is equal to the number of units in that investment account multiplied by that Division's unit value. A Policy's accumulated value is equal to the total of the Policy's investment account values and any amounts in the Policy's loan account.

Transfers

Transfers of accumulated value between Divisions may be made by a policyowner four times per policy year without charge. All transfers with the same effective date count as one transfer. Transfers in excess of four per policy year are subject to a transaction charge of $25. The Company has reserved the right to revoke or modify transfer privileges and charges.

Policy Loans

A policyowner may borrow against the accumulated value of the Policy at any time the Policy has loan value. A Policy's loan value, which is the maximum amount that may be borrowed, is (1) minus (2) where: (1) is 90% of the Policy's surrender value and (2) is any outstanding policy loans and unpaid loan interest. A Policy's loan value is determined as of the loan date. The loan date is the date a written request for a policy loan is processed by the Company. Any loan must be in at least the minimum amount of $500. At the time the policy loan is made, a portion of the Policy's accumulated value equal to the loan amount is transferred from the Separate Account to the loan account maintained for the Policy in the Company's general account. Loan interest is payable at the end of each policy year. All policy loans and loan interest will be deducted from proceeds payable at the insured's death, upon maturity, or upon total surrender.

A policyowner may choose how much of the loan amount is withdrawn from each of the Divisions. If no choice is made, the amount will be withdrawn from the Divisions in the same proportion as the most recent monthly deduction.

Accumulated value held in the loan account earns interest daily at an effective annual rate of six percent. Interest earned on the loaned portion of the accumulated value is allocated on the Policy anniversary to the Divisions in the proportion currently designated by a policyowner for the allocation of premium payments.

Interest is charged on policy loans at an effective annual rate of eight percent during any period the loan is outstanding. Interest accrues on a daily basis from the date of the loan and is compounded annually. If loan interest is not paid when due, it becomes loan principal. An amount equal to the unpaid loan interest will be transferred from the Divisions to the loan account in the proportion directed by the policyowner. If no direction is made by the policyowner, the amount will be withdrawn from the Divisions in the same proportion as the most recent monthly deduction.

A Policy loan and unpaid loan interest may be repaid in whole or in part at any time while the Policy is in force. The minimum loan repayment amount is $30.00 or the outstanding loan amount, if less. When a loan repayment is made, accumulated value in the loan account equal to the loan repayment will be allocated among the Divisions in the proportion currently designated by a policyowner for allocation of premium payments.

Surrender, Termination and Reinstatement

A policyowner may elect to make a total surrender of the Policy and receive its net surrender value determined as of the date the Company receives the policyowner's written request. A surrender charge is imposed upon total surrender of a Policy at any time within the first ten years after the policy date. The surrender charge will be waived if the Policy is surrendered in connection with an exchange offer for another policy issued by the Company. In addition, any increase in face amount is subject to a surrender charge at any time within ten years after the effective date of the adjustment. After the first policy year, the policyowner may request a partial surrender of the accumulated value of the Policy, but no more than two times per policy year. A partial surrender must be in at least the minimum amount of $500 and cannot exceed 50% of the Policy's net surrender value at the time partial surrender is requested. A transaction charge of the lesser of $25 or two percent of the amount of the partial surrender is imposed on each partial surrender. The Policy's accumulated value is reduced by the amount of any partial surrender plus the transaction charge. If the Option 1 death benefit is in effect at the time of a partial surrender, then the Policy's face amount is also reduced by the amount of the partial surrender plus the transaction charge.

Failure to make a planned periodic premium or additional premium payments may cause termination of a Policy. A notice of impending termination of a policy will be sent if:

     1.  The net  surrender  value of a Policy on any monthly  date is less than
         the  monthly   deduction  and  the  death  benefit   guarantee  premium
         requirement has not been satisfied; or

     2. During the 12 months following the policy date, the sum of the premiums paid is less than the Minimum Required Premium on a monthly date.

     The Minimum Required Premium on a monthly date is equal to (1) times (2) where:

     1.  Is the minimum monthly premium shown on the data page; and

     2. Is one plus the number of complete months since the policy date.

The notice of impending termination will show the 61-day grace period during which the Company will accept payment required to keep the Policy in force. If a grace period begins because the net surrender value is less than the current monthly deduction, the minimum payment is three times the monthly deduction which was due and unpaid. If a grace period begins because the sum of the premiums paid is less than the Minimum Required Premium, the minimum payment is the past due Minimum Required Premium, which is:

     1.  The Minimum Required Premium due on the next following monthly date;

          LESS

     2. The sum of the premiums paid since the policy date.

If the grace period ends before the Company receives the past due Minimum Required Premium, the Company will pay to the policyowner any remaining value in the Policy, which would be the excess of (1) over (2) where:

     1. Is the net surrender value on the monthly date at the start of the grace period; and

     2. Is the two monthly deductions applicable during the grace period.

In the event the 61-day grace period expires without a payment by the policyowner at least equal to the minimum payment, the Policy will terminate.

Once a Policy has terminated as a result of insufficient value, the policyowner may make a written request to reinstate the Policy at any time within three years after the date of termination, so long as the insured is alive and it is prior to the Policy's maturity date. Satisfactory proof of insurability and payment of a reinstatement premium of at least the greater of (1) an amount that, after deduction of premium expense charges, is sufficient to allow at least three monthly deductions or (2) the past due Minimum Required Premium are required for reinstatement. Repayment or reinstatement of policy loans and loan interest which remained unpaid on the date the Policy terminated is also required.

Policy "Free Look"

A policyowner has the limited right to return a Policy for cancellation and receive a refund of all premiums paid (Accumulated Value for policies applied for in the state of California by Policyowners). The Written Request for cancellation, along with return of the Policy, must be made within 10 days (30 days if the Policy is applied for in the state of California by a policyowner age 60 or over) after the Policy is received by the policyowner, within 10 days (30 days if the Policy is applied for in the state of California by a policyowner age 60 or over) after written notice of this right is provided to the policyowner, or within 45 days after the policyowner completes the Policy application, whichever is later. For Policies applied for in the state of California, the amount refunded is equal to (1) plus (2) plus (3) where:

     1. Is the Policy Value as of the date the Company receives the policyowner's Written Request for cancellation; and

     2. Is the Premium Expense Charge(s) deducted from gross premiums; and

     3. Is the Monthly Policy Charge(s) deducted from the Policy Value.

Distribution of the Policy

The Company may offer the Policy in states and jurisdictions where it is licensed to sell this type of insurance product. The Policy will be sold by agents and brokers who represent the Company and are registered representatives of Princor Financial Services Corporation, the principal underwriter of the Policies, or registered representatives of other broker-dealers which Princor Financial Services Corporation selects and the Company approves.

Tax Consequences of the Policy

The Policies will be treated as life insurance contracts under provisions of the Internal Revenue Code so long as certain definitional tests of Section 7702 of the Internal Revenue Code are met and so long as the investments of the Separate Account meet the diversification requirements of Section 817(h) of the Internal Revenue Code. The Company has designed the Policy to meet these criteria. Thus, the death benefit under a Policy should be fully excludable from the gross income of the beneficiary. In addition, the policyowner should not be taxed on any part of the accumulated value, unless in the first 15 years of a Policy a cash distribution is made as a result of a change in the benefits under (or in other terms of) the Policy, such as a partial or total surrender of accumulated value which causes a reduction in the face amount. Such a distribution will be taxable to the extent of income in the Policy, as limited by the applicable recapture ceiling as set out in Section 7702(f)(7)(C) or (D) of the Internal Revenue Code. Also, partial surrender may result in taxable income to the policyowner to the extent distributions (or deemed distributions) exceed total investments (generally premiums paid) in the Policy to the date of surrender. If, however, the Policy is considered a modified endowment contract under the terms of the Technical and Miscellaneous Revenue Act of 1988, all distributions under the Policy would be taxed on an "income first" basis. Most distributions received by a policyowner directly or indirectly (including policy loans, total or partial surrenders or the assignment or pledge of any portion of the accumulated value of the Policy) would be includable in gross income to the extent that the accumulated value of the Policy exceeds the policyowner's investment in the contract. (See "Tax Status of the Company and the Separate
Account.") Policyowners are advised to consult with their own tax advisors regarding tax treatment of the Policies.

CONDENSED FINANCIAL INFORMATION

     Financial   statements   are  included  in  the   Statement  of  Additional
Information. Following are Unit Values for the Premier Variable Annuity Contract for the periods ended December 31.

                                                                                                                   Number of
                                        Accumulation Unit Value                                             Accumulation Units
                                                                                                                   Outstanding
                                                 Beginning              End        Percentage of Change           End of Period
                                                  of Period            of Period       from Prior Period    (in thousands)
     Balanced Division
       Year Ended December 31
         1998                                    $26.698             $29.657             11.08%                   128,004
          1997                                     22.809             26.698              17.05                   162,831
          1996                                    20.314              22.809              12.28                   190,477
         1995                                     16.427              20.314              23.66                   137,574
          1994                                    16.904              16.427              (2.82)                  109,889
     Bond Division
       Year Ended December 31
         1998                                     22.367              23.907              6.89                     81,499
         1997                                     20.375              22.367               9.78                    79,771
          1996                                    20.055              20.375               1.60                    80,628
          1995                                    16.539              20.055              21.26                    45,999
          1994                                    17.160              16.539              (3.62)                   30,842
     Capital Value Division
       Year Ended December 31
         1998                                     33.633              37.917             12.74                    230,405
          1997                                    26.364              33.633             27.57                    257,844
          1996                                    21.508              26.364             22.58                    266,347
          1995                                    16.427              21.508             30.93                    184,750
          1994                                    16.470              16.427             (0.26)                   138,140
     MidCap Division
       Year Ended December 31
         1998                                     39.887              41.050              2.92                    279,181
          1997                                    32.738              39.887              21.84                   358,540
          1996                                    27.234              32.738              20.21                   418,635
          1995                                    21.268              27.234              28.05                   283,791
          1994                                    21.262              21.268               0.03                   178,701
     High Yield Division
       Year Ended December 31
         1998                                     21.682              21.399             (1.31)                   106,040
          1997                                    19.725              21.682               9.92                   96,497
          1996                                    17.567              19.725              12.28                   67,188
          1995                                    15.246              17.567              15.22                   48,615
          1994                                    15.266              15.246              (0.13)                  16,059
     Money Market Division
       Year Ended December 31
         1998                                     15.706              16.404              4.44                     22,133
          1997                                    15.035              15.706              4.46                     31,890
          1996                                    14.417              15.035              4.29                     86,858
          1995                                    13.760              14.417              4.77                     27,948
          1994                                    13.359              13.760              3.00                     45,319



DESCRIPTION OF PRINCIPAL LIFE INSURANCE COMPANY (The "Company")

The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-9382. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc.

In 1879, Principal Life Insurance Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place in 1998.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT


The Separate Account was established on November 2, 1987, pursuant to a resolution of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance law and regulation the income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to the other income, gains or losses of the Company. The assets of the Separate Account, equal to the reserves and other liabilities arising under the Policies, are not chargeable with liabilities arising out of any other business conducted by the Company. In addition, all income, gains or losses, whether or not realized, and expenses with respect to a Division shall be credited to or charged against such Division without regard to income, gains or losses, or expenses of any other Division. The assets of the Separate Account are held with relation to the Policies described in this Prospectus. The assets of the Separate Account may also, in the future, be derived from other flexible premium and scheduled premium variable life insurance contracts. Also, although the assets maintained in the Separate Account attributable to the Policies will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under Policies, including the promise to make benefit payments, are general corporate obligations of the Company. The Separate Account is organized as a unit investment trust under the Investment Company Act of 1940.

The Company is taxed as a life insurance company under the Tax Reform Act of 1984, as amended. The operations of the Separate Account are part of the total operations of the Company, but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability.

The Separate Account is not affected by federal income taxes paid by the Company with respect to its other operations and, under existing federal income tax law, investment income and capital gains attributable to the Separate Account are not taxed. The Company reserves the right to charge the Separate Account with, and create a reserve for, any tax liability which the Company determines may result from maintenance of the Separate Account. To the best of the Company's knowledge there is no current prospect of such liability.

A policyowner directs the Company to allocate premium payments, less premium expense charges, among the Divisions which invest exclusively in shares of corresponding Accounts ("Account" or "Accounts") of the Fund. These Accounts also offer their shares to separate accounts of the Company to fund variable annuity contracts. See "Eligible Purchases and Purchase of Shares" in the Fund's Prospectus for a discussion of the potential risks associated with "mixed funding." The Balanced Division invests only in shares of the Balanced Account, the Bond Division invests only in shares of the Bond Account, the Capital Value Division invests only in shares of the Capital Value Division, the High Yield Division invests only in the High Yield Account, the MidCap Division invests only in the MidCap Account and the Money Market Division invests only in the Money Market Account.

Balanced Account -- The investment objective of the Balanced Account is to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. The term "reasonable risks" refers to investment decisions that in the investment advisor's judgment do not present a greater than normal risk of loss in light of current or anticipated future market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies. In seeking to achieve the investment objective, this Account invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. This Account may also invest in other equity securities and debt securities issued or guaranteed by the United States government and its agencies or instrumentalities. This Account seeks to generate real (inflation plus) growth during favorable investment periods and may emphasize income and capital preservation strategies during uncertain investment periods. Principal Management Corporation (the "Manager") will seek to minimize declines in the net asset value per share. However, there is no guarantee that the Manager will be successful in achieving this goal. The portions of the Account's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Account's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities. The investment mix will vary from time to time depending upon the judgment of the Manager as to general market and economic conditions, trends in investment yields and interest rates and changes in fiscal or monetary policies.

Bond Account -- The investment objective of the Bond Account is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk. In seeking to achieve the investment objective, this Account will predominantly invest in marketable fixed-income debt securities. Investments will be made generally on a long-term basis, but this Account may make short-term investments from time to time as deemed prudent by the investment advisor. Longer maturities typically provide better yields but will subject this Account to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change. The market price of fixed-income securities such as those purchased by this Account is affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of this Account. The value of fixed-income securities may also be affected by changes in the credit rating or financial condition of the issuer.

Capital Value Account -- The principal objective of the Capital Value Account is long-term capital appreciation and growth of future investment income. The assets of this Account consist principally of a portfolio of common stocks. The value of the investments held by this Account fluctuates daily and is subject to the risks of changing economic conditions as well as the risks inherent in the ability of this Account's management to anticipate changes in such investments necessary to meet changes in economic conditions. Historically, the value of a diversified portfolio of common stocks such as invested in by the Capital Value Account, held for an extended period of time, has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods the values of such common stocks have declined while the cost of living was rising.

High Yield Account -- The primary investment objective of High Yield Account is high current income. Capital growth is a secondary objective when consistent with the objective of high current income. This Account invests primarily in high yielding (high risk), lower or non-rated fixed-income securities, commonly known as junk bonds, constituting a diversified portfolio which the investment advisor believes does not involve undue risk to income or principal. The market value of this Account's investments will change in response to changes in interest rates and other factors. Changes by recognized rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The Fund's prospectus provides a thorough description of the risks associated with junk bonds which should be read before allocating premium contributions to the High Yield Division.

MidCap Account -- The objective of the MidCap Account is to achieve capital appreciation by investing primarily in the common stocks and securities convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the investment advisor, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. This Account will seek to be relatively fully invested at all times in equity securities. From time to time, this Account may, for defensive purposes and without limit as to the proportion of assets invested, hold varying proportions of cash, United States government securities, nonconvertible securities and straight debt securities.

Money Market Account -- The Money Market Account has an investment objective of obtaining maximum current income available from short-term securities consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments. This Account invests in United States dollar denominated instruments having a maturity of 397 days or less that the Account's Manager, subject to the oversight of the Fund's board of directors, determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. See the Fund's prospectus for details. The value of the investments held by this Account may fluctuate, although the net asset value per share is normally expected to remain at $1. However, its yield will vary with changes in short-term interest rates. Over the last two decades there has been a general correlation between short-term interest rates and the cost of living, but there has been no exact correlation and for some periods such rates have declined while the cost of living was rising.

Policyowners make their own decisions on the allocations to and between the Divisions, based upon their unique circumstances and perceptions of economic conditions. Additional information concerning these Accounts, including their investment policies and restrictions, investment management fees and expenses, is given in the prospectus which accompany this Prospectus. It should be read in conjunction with this Prospectus.

The investment advisor to the accounts is Principal Management Corporation which is a wholly-owned subsidiary of Princor Financial Services Corporation, which is a wholly-owned subsidiary of Principal Financial Group, Inc., which is a wholly-owned subsidiary of the Company. The current investment management fee at an annual rate of .50% of the first $100 million of each fund's average daily net assets and .45% of the next $100 million of each Account's daily average net assets is charged monthly against Bond Account, Capital Value Account and Money Market Account. The current investment management fee at an annual rate of .60% of the average daily net assets is charged monthly against Balanced Account and High Yield Account. The current investment management fee at an annual rate of
 .65% of the first $100 million of the fund's average daily net assets and .60% of the next $100 million of the fund's average daily net assets is charged monthly against MidCap Account.

PREMIUMS

Purchase Procedures

To apply for a Policy, a completed application, including any required supplements, must be submitted to the Company through the agent or broker selling the Policy. If interim coverage is desired, a payment in at least the required minimum initial premium amount must be submitted with the completed application. The required minimum initial premium amount for any Policy (including a Policy issued on an application submitted without an accompanying payment) is three times the minimum monthly premium shown on the Policy's data pages. The minimum monthly premium is the amount that, if paid, will keep the Policy in force for one month, taking into account the Policy's current monthly deduction and surrender charges. The Company will not issue policies to insure persons over age 75. Applicants for insurance must furnish satisfactory evidence of insurability. Acceptance is subject to the Company's insurance underwriting guidelines and suitability rules and procedures. The Company reserves the right to reject any application or related premium if in the view of the Company, the Company's insurance underwriting guidelines and suitability and procedures are not satisfied. The minimum face amount for a Policy at issue is $25,000. The Company reserves the right to revise its rules from time to time to specify either a higher or a lower minimum face amount.

If a payment in at least the required minimum initial premium amount is submitted with the completed application, then a conditional receipt is given to the applicant, reflecting receipt of the initial payment and outlining any interim coverage in effect until the Company either issues or declines to issue a Policy. Subject to variations by state based on differing state requirements, the terms of the conditional receipt are described in this paragraph. If all of the conditions precedent set forth in the conditional receipt are fulfilled exactly, interim coverage under the conditional receipt will take effect on the date upon which all initial application requirements have been completed. The initial application requirements consist of full completion and signing of the application and all necessary supplements, and any medical exams and tests required by the Company's published rules. The amount of the interim coverage is: the lesser of $1,000,000 or the amount applied for, if the proposed insured is insurable on a standard or more favorable basis; or, the lesser of $100,000 or the amount applied for, if the proposed insured is insurable only on a basis less favorable than standard. Interim coverage provided under the conditional receipt ends on the earliest of: (1) 75 days after the date coverage commenced under the conditional receipt, (2) the date the Company mails the proposed owner a premium refund and notice that the Company will not consider the application on a prepaid basis, (3) the date the Company mails the proposed owner a premium refund and a notice that no Policy will be issued on the application, or (4) the date a Policy is presented to the proposed owner (whether or not accepted by the proposed owner).

Pending receipt of approval by New York of the conditional receipt described above, a different conditional receipt will continue to be used in that state. Under the conditional receipt in use in New York, interim coverage starts on the later of: (1) the date of completion of the application and supplements thereto or (2) the date any required medical exam or other medical tests are completed. However, if all the conditions of the receipt are met except any required medical exam or test, insurance is provided under the conditional receipt not to exceed the maximum amount available based on the Company's underwriting rules without the medical exam or test. The amount of the interim coverage is: the lesser of $1,000,000 or the amount applied for, if the proposed insured is insurable at the Company's Standard rate or at the rate applied for or at a better rate; or, the lesser of $100,000 or the amount applied for, if the proposed insured is insurable only at a higher premium rate than the Company's standard premium rate and the premium rate applied for. Interim coverage provided under the conditional receipt ends on the earlier of: (1) five days after a nonacceptance notice is mailed by the Company to the applicant, (2) the day before the policy date when the Policy is issued as applied for, (3) the date a Policy issued other than as applied for is presented to the applicant for acceptance, or (4) 75 days after the date coverage commenced under the conditional receipt.

Another conditional receipt is used in the state of Kansas. It provides that interim coverage starts on the date on which all initial application requirements are completed. The amount of interim coverage is the lesser of $1,000,000 or the amount applied for, if the proposed insured is insurable on a standard or more favorable basis; or, the lesser of $100,000 or the amount applied for, if the proposed insured is insurable only on a basis less favorable than standard. Interim coverage provided under the conditional receipt ends on the earliest of: (1) the date the Company mails the proposed owner a premium refund and notice that the Company will not consider the application on a prepaid basis, (2) the date the Company mails the proposed owner a premium refund and notice that no policy will be issued on the application, or (3) the date a policy is presented to the proposed owner (whether or not accepted by the proposed owner).

If the Company determines to issue a Policy and has received the required minimum initial premium, the Policy will be given a policy date. The policy date is the date by which both the application and a premium payment in an amount at least equal to the required minimum initial premium for the Policy have been received in the home office of the Company. The Company does not date Policies on the 29th, 30th or 31st day of any month of the year. Policies which would otherwise be dated on these days except for this rule will be dated on the 28th day of the month. The policy date is shown on the Policy's data pages.

Payment Of Premiums

Premiums must be paid to the Company at its home office. There is no fixed schedule of premium payments on a Policy, either as to the amount or timing of the payments, although a minimum premium is required during the first twelve policy months (the "Minimum Required Premium"). A policyowner may determine, within specified limits, the planned periodic premium schedule for the Policy. These limits will be set forth by the Company and will include a minimum initial premium payment. Planned periodic premium schedules may provide for annual, semi-annual, quarterly or monthly withdrawal payments. A "pre-authorized withdrawal" allows the Company to deduct premiums, on a monthly basis, from the policyowner's checking or other financial institution account. The policyowner is not required to pay planned periodic premiums. Failure to make any premium payment will not necessarily result in termination of a Policy provided that (1) any Minimum Required Premium is paid and the Policy's net surrender value equals or exceeds the monthly deduction on the current monthly date or (2) the death benefit guarantee rider is in effect. Likewise, payment of premiums in accordance with the planned periodic premium schedule does not guarantee that the Policy will stay in force if the Policy's net surrender value is not at least equal to the current monthly deduction on the monthly date, unless such premiums meet the death benefit guarantee premium requirement.


The Company will send premium reminder notices in accordance with planned periodic premium schedules. Premium payments may also be made by unscheduled premium payment made to the Company at its home office or by payroll deduction where allowed by law and approved by the Company. During the year ended December 31, 1998 the Company received premium payments totaling $7,630,541.


Premium Limitations

In no event can the total of all premiums paid exceed the current maximum premium limitations required by the Internal Revenue Code in order to qualify a Policy as a life insurance contract. The premium limitations are imposed in order to assure favorable federal income tax treatment of the Policy and its death benefit. If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limitation, the Company will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the maximum premium limitations specified in the Internal Revenue Code. No premium payment may be less than $30, except the minimum monthly premium for Policies issued to insure persons ages 0 to 14 may be no less than $15. Premium payments less than the minimum amount will be returned to the policyowner.

It is possible a premium payment could increase a Policy's death benefit by more than it increases the Policy's accumulated value because of the manner in which the Policy's death benefit is calculated. In order to qualify a Policy as a life insurance contract under provisions of the Internal Revenue Code, the death benefit must be at least equal to an applicable percentage of the accumulated value. This percentage starts at 250% for insureds age 40 and under and grades down to 100% for insureds age 95. For example, a hypothetical Policy insuring the life of a 35-year old with an accumulated value of $20,000 must have a death benefit in at least the amount of $50,000 ($20,000 x 250%, the applicable percentage). Suppose a premium is paid that, after deduction of the premium expense charge, increases this hypothetical Policy's accumulated value by $1,000. The Internal Revenue Code test requires that the death benefit for the hypothetical Policy be at least $52,500 ($21,000 x 250%). Hence, if the death benefit before the premium were $50,000, the $1,000 increase in accumulated value would produce a $2,500 increase in the death benefit of this hypothetical Policy. In such a situation where a premium payment increases a Policy's death benefit by more than it increases the Policy's accumulated value, the Company reserves the right to refund the premium payment. Evidence of insurability under the Company's current underwriting rules then in effect may be required before acceptance of any such premium.

Allocation Of Premiums

The initial premium payment, less the premium expense charge, is allocated to the Money Market Division of the Separate Account on the later of the policy date or the end of the valuation period during which the first premium is received. Any additional premiums received at the home office of the Company during the first 45 days from the policy date, less premium expense charges, will be allocated to the Money Market Division. On the 46th day from the policy date, accumulated value held in the Money Market Division is automatically transferred to the Divisions of the Separate Account in accordance with the policyowner's direction for allocation of premium payments.

Premium payments received after expiration of the initial 45-day period described above are allocated among the Divisions in accordance with the directions in the application for the Policy. For each Division, the allocation percentage must be zero or a whole number not less than ten. The sum of the percentages for all the Divisions must equal 100. The policyowner may change the allocation of future premium payments among the Divisions without payment of any fee or penalty, at any time, by written request to the Company. Allocation percentages must be approved by the Company. New allocation percentages, once approved by the Company, will be effective as of the date written request was received at the home office of the Company.

Policy "Free Look"

The policyowner has a limited right to return the Policy for cancellation and receive a refund in an amount equal to the premiums paid (For policies applied for in the state of California, the amount refunded is determined as set forth below). The request to cancel a Policy must be in writing. The Written Request and the Policy must be personally delivered or mailed (as determined by its postmark) to the home office of the Company or to the agent or broker who sold the Policy before the later of:

     o 10 days (30 days for Policies applied for in the state of California by policyowners age 60 or over) after the Policy is received by the policyowner;

     o 10 days (30 days for Policies applied for in the state of California by policyowners age 60 or over) after a written notice is delivered or mailed (as determined by its postmark) to the policyowner which tells about the cancellation right; or

     o    45 days after the policyowner completes the application.

For Policies applied for in the state of California by persons age 60 or over, the amount refunded is equal to (1) plus (2) plus (3) where:

     1. Is the Policy Value as of the date the Company receives the policyowner's Written Request for cancellation; and

     2. Is the Premium Expense Charge(s) deducted from gross premiums; and

     3. Is the Monthly Policy Charge(s) deducted from the Policy Value.

Any increase in face amount will carry its own free look period. If the Company does not approve a requested face amount increase or the policyowner cancels a request for face amount increase that has not yet become effective, the Company will refund to the policyowner any payment submitted with the proposed face amount increase. If on or after the effective date of the increase the policyowner exercises the limited right to cancel the face amount increase, then the Company will refund to the policyowner only that portion of the premiums paid with the adjustment application and during the free look period attributable to the face amount increase, unless directed otherwise by the policyowner. The portion of the premiums paid attributable to the face amount increase is determined by use of the ratio guideline annual premiums for the increase to guideline annual premiums for the Policy. The Company will also reverse the amount of any monthly deduction attributable to the face amount increase and return it to the Policy's accumulated value, unless the policyowner and the Company agree on another method of refund.

The refunded amount will ordinarily be disbursed by the Company to the policyowner within seven days after the request for cancellation is received in the Company's home office. (See "Postponement of Payments.")

Policy Termination

An initial minimum premium payment is required to commence coverage under a Policy. A minimum premium is required during the first twelve policy months (the "Minimum Required Premium"). A notice of impending termination of a Policy will be sent if, during the 12 months following the policy date, the sum of the premiums paid is less than the Minimum Required Premium on a monthly date. The Minimum Required Premium on a monthly date is equal to (1) times (2) where:

     1.  Is the minimum monthly premium shown on the data page; and

     2. Is one plus the number of completed months since the policy date.

Further, a notice of impending termination of a Policy will be sent if the net surrender value of the Policy is not at least equal to the monthly deduction on the current monthly date, and the death benefit guarantee premium requirement has not been satisfied. (See "Death Benefit Guarantee Rider.")

The grace period begins when a notice of impending termination is mailed to a policyowner. The notice will be sent to the last post office address of the policyowner known to the Company. It will show the minimum payment required to keep the Policy in force. The notice will also show the 61-day period during which the Company will accept the required payment.

If the grace period begins because the sum of the premiums paid is less than the Minimum Required Premium, the minimum payment is the past due Minimum Required Premium, which is:

     1. The Minimum Required Premium due on the next following monthly date.

         LESS

     2. The sum of the premiums paid since the policy date.

If the grace period ends before receipt by the Company of the past due Minimum Required Premium, the Company will pay to the policyowner any remaining value in the Policy which would be the excess of (1) over (2) where:

     1. Is the net surrender value on the monthly date at the start of the grace period; and

     2. Is the two monthly deductions applicable during the grace period.

The refunded amount will ordinarily be disbursed by the Company to the policyowner within seven days after the request for cancellation is received in the Company's home office. (See "Postponement of Payments.")

If the grace period begins because the net surrender value is less than the current monthly deduction, the minimum payment is three times the monthly deduction which was due and unpaid. This payment is intended to reimburse the Company for the monthly deductions during the 61-day grace period and provide sufficient accumulated value to pay the monthly deduction for the first monthly date following the grace period. There is no guarantee the amount requested at the beginning of the grace period will be sufficient to actually meet the three monthly deductions as they are processed. Should the Policy's net surrender value not at least equal the monthly deduction on any monthly date, a new 61-day grace period will commence.

The Policy will continue in force through a grace period; but, if the required payment is not received by the Company during the 61-day period, the Policy will terminate as of the monthly date on or immediately preceding the start of the grace period. If the insured dies during a grace period, the policy proceeds will be reduced by the amount of the monthly deduction or deductions due and unpaid at the insured's death, as well as by loans and unpaid loan interest.

 A Policy will also terminate if the policyowner makes a total surrender of the Policy, the death proceeds under the Policy are paid or the maturity proceeds under the Policy are paid. When a Policy terminates for any reason, all policy privileges and rights of the policyowner under the Policy end.

Reinstatement

A policyowner may, however, reinstate a Policy which terminated as a result of insufficient premium payment, subject to certain conditions. A Policy may be reinstated only prior to the maturity date and while the insured is alive. The application for reinstatement must be personally delivered or mailed to the Company at its home office within three years of a Policy's termination. (In some states, the Company is required by law to provide a longer period of time within which a Policy may be reinstated.) Satisfactory proof of insurability based upon the Company's underwriting rules then in effect and payment of a reinstatement premium of at least the greater of (1) an amount that, after deduction of premium expense charges, is sufficient to allow at least three monthly deductions or (2) the past due Minimum Required Premium are required. Payment of monthly deductions for the period of termination is not required. If a policy loan or loan interest was unpaid at the time of termination, the Company will require repayment or reinstatement of the loan and any loan interest before permitting reinstatement of the Policy. Loan interest will not be charged for the period the Policy was terminated. Reinstatement will be effective on the next monthly date following the Company's approval of the reinstatement application. The policy date of the Policy will remain the original policy date and will not be changed at reinstatement, although surrender charges for total surrender following reinstatement will resume at the rate charged at the time of the Policy's termination, as adjusted for the payment of past due premiums, if any. Upon reinstatement of a Policy, all the rights and privileges of the owner are restored.

DEATH BENEFITS AND RIGHTS

Death Proceeds

As long as a Policy remains in force, the Company will, upon proof of the insured's death, pay the death proceeds under the Policy to the named beneficiary in accordance with the designated death benefit option. The death proceeds, determined as of the date of the insured's death, are: the death benefit described below, plus the proceeds from any benefit rider on the insured's life, less any loan and loan interest on the Policy, and less any overdue monthly deductions if the insured died during a grace period. All or part of the death proceeds may be paid in cash or applied under one or more of the benefit options available under the Policy. The Company pays interest on the death proceeds from the date of death until date of payment or until applied under a benefit option. Interest on death proceeds is at a rate the Company determines, but not less than required by state law.

Death Benefit

The Policy provides two death benefit options: Option 1 and Option 2. The policyowner designates the death benefit option in the application. Both Option 1 and Option 2 provide insurance protection combined with the opportunity for increasing accumulated value. Under Option 1, the amount of death benefit remains level (until the accumulated value exceeds certain limits). Under Option 2, the total death benefit increases as the accumulated value increases. Thus, Option 1 emphasizes the growth of accumulated value while Option 2 emphasizes the total available death benefit.

        Option 1
        The death benefit is the greater of the Policy's current face amount or the Policy's accumulated value on the date of death multiplied by the applicable percentage.

        Option 2
        The death benefit is the greater of the Policy's current face amount plus its accumulated value on the date of death or the Policy's accumulated value on that date multiplied by the applicable percentage.

Applicable Percentage

The Policy provides that the death benefit is at least equal to the amount of insurance proceeds required by the Internal Revenue Code to qualify the Policy as a life insurance contract. That death benefit amount is calculated by multiplying the Policy's accumulated value by an applicable percentage set forth in the Internal Revenue Code based on the insured's age. The applicable percentages are:

TABLE OF APPLICABLE PERCENTAGES*

(For ages not shown, the applicable percentages shall decrease by a pro rata portion for each full year.)
                      Insured's Attained Age                        %
--------------------------------------------                       --
                           40 and under                           250
                           45                                     215
                           50                                     185
                           55                                     150
                           60                                     130
                           65                                     120
                           70                                     115
                           75 through 90                          105
                           95                                     100

*The Company has reserved the right, where allowed by law, to change or delete the applicable percentages as required by amendments to the Internal Revenue Code.

Illustration of Option 1. Assume that the insured's attained age at the time of death is between 20 and 40, that there are no policy loans or loan interest unpaid at the time of death, and that the face amount of the Policy is $25,000.

Under Option 1, because the death benefit will be equal to or greater than 250% of the accumulated value under this illustrative Policy, any time the accumulated value of the Policy exceeds $10,000, the death benefit will exceed the Policy's $25,000 face amount. Each additional dollar added to accumulated value above $10,000 will increase the death benefit by $2.50. Similarly, any time accumulated value exceeds $10,000, each dollar taken out of accumulated value will reduce the death benefit by $2.50. If, for example, the accumulated value is reduced from $12,000 to $10,000 because of charges or negative investment performance, the death benefit will be reduced from $30,000 to $25,000. If, however, at any time in this illustration 250% of the accumulated value is less than $25,000 and no partial surrenders have been made, the death benefit will equal $25,000. A partial surrender causes the face amount to decrease by the amount of the partial surrender and the transaction charge.

Illustration of Option 2. Assume that the insured's attained age at the time of death is between 20 and 40, that there are no policy loans or loan interest unpaid at the time of death, and that the face amount of the Policy is $25,000.

Under Option 2, a Policy with an accumulated value of $5,000 will have a death benefit of $30,000 ($25,000 + $5,000); an accumulated value of $15,000 will yield a death benefit of $40,000 ($25,000 + $15,000). The death benefit under this illustrative Policy, however, must be at least equal to 250% of accumulated value (accumulated value plus 150% of accumulated value). As a result, if the accumulated value of the Policy exceeds $16,667, the death benefit will be greater than the face amount plus accumulated value. Each additional dollar of accumulated value above $16,667 will increase the death benefit by $2.50. A contract on a 40-year old insured that has an accumulated value of $20,000 will provide a death benefit of $50,000 (250% x $20,000). Similarly, any time accumulated value exceeds $16,667, each dollar taken out of accumulated value reduces the death benefit by $2.50. If, for example, the accumulated value is reduced from $20,000 to $17,000 because of partial surrenders, charges, or negative investment performance, the death benefit will be reduced from $50,000 to $42,500. If, however, at any time in this illustration 250% of the accumulated value were less than $25,000 plus accumulated value, the death benefit would be $25,000 plus the accumulated value of the Policy.

The Company guarantees that, so long as the Policy remains in force, the death benefit under either death benefit option will never be less than the current face amount of the Policy. However, the death proceeds payable may be less than the death benefit in the event of policy loans, unpaid loan interest or overdue monthly deductions.

Change in Death Benefit Option

A policyowner may make a written request to change the death benefit option on or after the first anniversary of a Policy. Only two changes in death benefit option are allowed per policy year. There are no charges or fees for changing the death benefit option. Any written request for change in death benefit option must be approved by the Company. The effective date of any change will be the monthly date that coincides with or next follows the day the request for change is approved by the Company. A change in death benefit option will affect future cost of insurance charges.

If the death benefit option is changed from Option 1 to Option 2, the new face amount will be the old face amount decreased by the Policy's accumulated value as determined on the effective date of the change. This change will not be allowed if it will result in a face amount less than the minimum face amount of $25,000. Changing from Option 1 to Option 2 may require evidence of insurability satisfactory to the Company that the insured is insurable for the new death benefit under its underwriting rules then in effect.

If the death benefit option is changed from Option 2 to Option 1, the new face amount will be the old face amount increased by the Policy's accumulated value as determined on the effective date of the change. Changing from Option 2 to Option 1 does not require evidence of insurability.

Adjustment Options

A policyowner may make a written request to increase the face amount of a Policy at any time, so long as the Policy is not in a grace period or monthly deductions are not being waived under a rider. A policyowner may make a written request to decrease the face amount at any time on or after the first Policy anniversary so long as the Policy is not in a grace period or monthly deductions are not being waived under a rider. Any written request for adjustment of face amount must be approved by the Company and is subject to these additional conditions:

     1. Any request for an increase in face amount must be applied for by a supplemental application, signed by the insured, and shall be subject to evidence of insurability satisfactory to the Company under its insurance underwriting guidelines and suitability rules and procedures then in effect. The minimum increase in face amount is $5,000. The age of the insured must be 75 or less at the time of the request.

     2. A request for a decrease in face amount must be applied for by a supplemental application, signed by the insured, and may not reduce the face amount of the Policy below $25,000.

     3. Any increase in face amount will be in a risk classification the Company determines.

     4. Any adjustment approved by the Company will become effective on the monthly date that coincides with or next follows the Company's approval of the request.

Any payment submitted with a proposed face amount increase is held initially in the General Account without interest. If the Company approves the adjustment, then on the effective date of the adjustment the amount of the premium payment so held, less the Premium Expense Charge, is allocated among the Divisions in accordance with the policyowner's existing directions for allocation of premium payments. Net premiums paid after an increase in face amount also are allocated among the Divisions in accordance with the policyowner's existing directions for allocation of premium payments.

Any increase in face amount will carry its own free look period and exchange right, which apply only to the increase in face amount, not the entire Policy. The policyowner has a limited right to cancel the face amount increase. The request to cancel a face amount increase must be in writing. The written request and the Policy data pages reflecting the increase must be personally delivered or mailed to the home office of the Company or to the agent or broker who sold the face amount increase before the later of:

     o 10 days after Policy data pages reflecting the increase are received by the policyowner;

     o 10 days after a written notice is delivered to the policyowner which tells about the cancellation of face amount increase right; or

     o 45 days after the policyowner completes the application for the face amount increase.

If the Company does not approve a requested face amount increase or the policyowner cancels a request for face amount increase that has not yet become effective, the Company will refund to the policyowner any payment submitted with the proposed face amount increase. If on or after the effective date of the increase the policyowner exercises the limited right to cancel the face amount increase, then the Company will refund to the policyowner only that portion of the premiums paid with the adjustment application and during the free look period attributable to the face amount increase, unless directed otherwise by the policyowner. Any amount to be refunded will ordinarily be disbursed by the Company to the policyowner within seven days after the request for cancellation of the face amount increase is received in the Company's home office or the request for face amount is disapproved by the Company. (See "Postponement of Payments.") The Company will also reverse the amount of any monthly deduction attributable to the face amount increase and return it to the Policy's accumulated value unless the policyowner and the Company agree on another method of refund.

During the first 24 policy months following issuance of Policy data pages reflecting an increased face amount, but not while the Policy is in a grace period, the policyowner may exchange the increased face amount for any other form of fixed benefit individual life insurance policy (other than term insurance) currently made available by the Company for this purpose on the insured's life. On the date of exchange, a portion of the Policy's accumulated value attributable to the increase will be transferred to the fixed benefit policy. The portion of the Policy's accumulated value attributable to the increase in face amount is determined by use of the ratio of guideline annual premiums for the increase to guideline annual premiums for the Policy, determined at the adjustment date for the face amount increase.

Premium payments made under the Policy after exercise of this exchange right will be credited only to the Policy. A new Policy will be issued upon exercise of the exchange right which will require payment of its own premiums. A portion of any policy loan and loan interest may be required to be repaid prior to the exchange or transferred to the new Policy. In all other respects, this exchange right for face amount increases is the same as that available for the purchase of the Policy (See "Right to Exchange Policy.")

POLICY VALUES

Calculation of Accumulated Value

The Policy's accumulated value is equal to the total of its investment account values and any amounts in the Policy's loan account. An investment account is established for each Division of the Separate Account, representing the interest of the Policy for such Division. A Policy's investment account value for each Division is equal to the number of units in that investment account multiplied by the Division's unit value.

When an amount is allocated or transferred to a Division, units are credited to the appropriate investment account. When an amount is deducted or transferred from a Division, units of the appropriate investment account are cancelled. The number of units and fractional units credited or cancelled is equal to the dollar amount of the transaction divided by the unit value of the Division for the valuation period when the transaction occurs. The unit value of each Division is determined on each valuation date. The number of units credited or cancelled will not change because of subsequent changes in unit value. The dollar value of each Division's units will vary depending upon the investment performance of the corresponding mutual fund.

Units

On the later of the policy date or the end of the valuation period during which the first premium is received, the number of units in an investment account equals: (1) the first net premium allocated to that Division; less (2) the monthly deduction withdrawn from that Division for the first policy month; divided by (3) the unit value for that Division on that valuation date. At the end of each valuation period thereafter, the number of units in an investment account equals (1) plus (2) plus (3) less (4) less (5) less (6) where:

     (1) is units in the investment account on the previous valuation date;

     (2) is units credited to the investment account when any additional net premium is allocated to the Division during the current valuation period;

     (3) is units credited for transfers from another Division or from the loan account during the current valuation period;

     (4) is units cancelled for transfers to another Division, transaction charges, or transfers to the loan account to secure a policy loan during the current valuation period;

     (5) is units cancelled for partial surrenders and transaction charges during the current valuation period; and

     (6) is units cancelled to pay the monthly deduction from the Division whenever a valuation period includes a monthly date.

Unit Values

The unit value of each Division's units was initially established at $10.00. Thereafter, the unit value of a Division on any valuation date is calculated by multiplying (1) by (2) where:

     (1) is the Division's unit value on the previous valuation date; and

     (2) is the net investment factor for the current valuation period.

The unit value of each Division's units on any day other than a valuation date is the unit value as of the next valuation date.

Net Investment Factor

The net investment factor measures the investment performance of each Division and is used to determine changes in unit value from one valuation period to the next valuation period. The net investment factor for a valuation period is equal to:

      1. The quotient obtained by dividing:

         a. the net asset value of a share of the underlying Account as of the end of such valuation period, plus the per share amount of any dividend or other distribution made by that Account during such valuation period (less any amount charged against the Division for taxes or any amount set aside during the valuation period by the Company to provide for taxes attributable to the operation or maintenance of that Division); by

         b. the net asset value of a share of that Account as of the end of the immediately preceding valuation period;

     LESS

     2. a current mortality and expense risks charge of .0020548% on a daily basis (.75% on an annual basis) for the number of days within such valuation period. The mortality and expense risks charge is guaranteed not to exceed .0024658% on a daily basis (.90% on an annual basis).

The amount of any taxes charged against a Division or set aside and the amount derived from the mortality and expense risks charge will be accrued daily and will be transferred from the Separate Account to the general account of the Company at the discretion of the Company.

Valuations in Connection with a Policy

 All valuations in connection with a Policy, i.e., determining units to be credited or cancelled with respect to investment accounts, determining net surrender value, and calculation of the death benefit on the insured's death, will be made on the date of the transaction or on the date of the insured's death, if applicable, if such date is a valuation date. Otherwise, such determination will be made on the next succeeding day which is a valuation date for the Policy.

Transfers

Accumulated value may be transferred among the Divisions. The total amount transferred each time must be at least $250 unless a lesser amount constitutes the Policy's entire accumulated value in a Division. The effective date of a transfer is the date the request is received at the home office of the Company. All transfers with the same effective date count as one transfer. Four transfers may be made in any one year without charge to the policyowner. Thereafter, a transaction charge of $25 is imposed to cover administrative costs for each transfer. The transaction charge is deducted on a prorated basis from the Divisions from which accumulated value is transferred, unless the policyowner directs the Company to deduct the transaction charge from only one Division. The transaction charge is deducted from the affected Divisions before accumulated value held in those Divisions is transferred. If the transfer of a Policy's entire accumulated value in a Division is requested, the amount transferred will be the Policy's accumulated value in the Division, less any transaction charge.

Policy Loans

So long as a Policy remains in effect and the Policy has loan value, a policyowner may borrow money from the Company using the Policy as the only security for the loan. A Policy's loan value, which is the maximum amount that may be borrowed, is (1) minus (2) where: (1) is 90% of the Policy's surrender value and (2) is any outstanding policy loans and unpaid loan interest. The loan value is determined as of the loan date. The loan date is the date a loan request is processed at the home office of the Company.

The minimum amount of any policy loan is $500. Proceeds of policy loans ordinarily will be disbursed within seven days from the date of receipt of a written request at the Company's home office. (See "Postponement of Payments.")

When a policy loan is made, a portion of the Policy's accumulated value equal to the amount of the loan is transferred to the loan account from the Divisions in the proportion requested by the policyowner. If no request for allocation of the loaned amount is made by the policyowner, the loan amount will be withdrawn from the Divisions in the same proportion as was the most recent monthly deduction. Any loan interest that is due and unpaid will be transferred in the same manner. Accumulated value in the loan account will accrue interest daily at an effective annual rate of six percent. Such interest will be transferred to the Separate Account and allocated on the policy anniversary to the Divisions in the proportion currently designated by a policyowner for the allocation of premium payments. A Policy's loan account is part of the Company's general account.

The Company charges interest on policy loans. Interest accrues daily at an effective annual rate of eight percent. Interest is due and payable at the end of the policy year. Any interest not paid when due is added to the loan principal and bears interest at the rate of eight percent. Adding unpaid interest to the loan principal will cause additional amounts to be withdrawn from the Divisions in the same manner as described above for loans. Amounts withdrawn from the Divisions for unpaid loan interest will be transferred to the loan account.

Unpaid policy loans and loan interest reduce the Policy's net surrender value and may cause it to be less than the monthly deduction on a monthly date. If on any monthly date the net surrender value is not sufficient to pay the monthly deduction, the 61-day grace period provision will apply. (See "Policy Termination.")

So long as a Policy remains in force, policy loans and loan interest may be repaid in whole or in part at any time during the insured's life. The minimum loan repayment amount is $30. If the policyowner does not designate a payment as a premium payment or if the Company cannot identify it as a premium payment, the Company will apply the payment received as a loan repayment. Accumulated value in the loan account equal to the loan repayment will be transferred to the Divisions in the proportion currently designated by a policyowner for the allocation of premium payments. Any policy loan, whether repaid or not, is likely to have a permanent effect on the Policy's accumulated value. Accumulated value held in the Policy's loan account will earn interest at an effective annual fixed rate of six percent. If the policy loan had not been made, that accumulated value would have reflected the investment experience of the chosen Division or Divisions. Any policy loans and loan interest are subtracted from life insurance proceeds payable at the insured's death, from surrender value upon total surrender or termination of a Policy when a grace period expires without sufficient premium payment, and from accumulated value payable at maturity.

Surrender

A Policy has a surrender value and a net surrender value. The surrender value of a Policy is its accumulated value less the surrender charge. The net surrender value of a Policy is its surrender value less any loans and loan interest.

So long as the Policy is in effect, a policyowner may elect to surrender the Policy and receive its net surrender value as of the date the Company receives the policyowner's written request at its home office. After the first policy anniversary and so long as a Policy is in effect, a policyowner may request a partial surrender of the accumulated value of the Policy, but no more than two times per policy year. The minimum amount of a partial surrender is $500 and the maximum amount of any one partial surrender is 50% of the Policy's net surrender value at the time written request for partial surrender is received at the Company's home office. A transaction charge of the lesser of $25 or two percent of the amount surrendered is imposed on each partial surrender, which is intended to cover the administrative costs of processing the partial surrender. There is no surrender charge assessed upon a partial surrender. The Policy's accumulated value reduces by the amount of the partial surrender plus the amount of the transaction charge. If the Option 1 death benefit is in effect at the time of a partial surrender, then the Policy's face amount also reduces by the amount of the partial surrender and the transaction charge.

A policyowner may designate the amount of the partial surrender to be withdrawn from each of the Divisions. If no designation is made, the amount of the partial surrender will be withdrawn from the Divisions in the same proportion as the most recent monthly deduction. The transaction charge is deducted on a prorated basis from the Divisions from which accumulated value is surrendered unless the policyowner directs the Company to deduct the transaction charge from only one Division.

A surrender charge is imposed upon total surrender of a Policy which occurs at any time within the first ten years after the policy date. In addition, if total surrender of a Policy occurs at any time within the first ten years after the adjustment date of a face amount increase, a surrender charge attributable to the face amount increase will be imposed. (See "Surrender Charge." ) The surrender charge will be waived if the Policy is surrendered in connection with an exchange offer for another policy issued by the Company. Proceeds from partial or total surrender of a Policy will ordinarily be disbursed within seven days from the date of receipt of a written request at the Company's home office. (See "Postponement of Payments.")

CHARGES AND DEDUCTIONS

The Company will make certain charges and deductions to support the operation of the Policy and the Separate Account. Some charges will be deducted from premium payments as received, some charges will be deducted from the Policy's accumulated value on a monthly basis, some charges will be deducted on a daily basis from the value of the Separate Account, and other charges will be deducted from the Policy's accumulated value upon total surrender or termination of a Policy. In addition, there are fees for the administrative costs involved in processing certain transfers and all partial surrenders of accumulated value.

Premium Expense Charge


 Upon receipt of each premium payment, the Company deducts a premium expense charge. The premium expense charge includes a 5% of premium sales load and a premium tax charge of 2%. For the year ended December 31, 1998, the Company collected $210,077 in premium expense charges and $151,471 in premium tax charges. In addition, a sales load of up to a maximum of 25% of the minimum first year premium may be imposed as a part of a surrender charge upon total surrender or termination of a Policy for insufficient value. Sales loads, including the sales load portion of the surrender charge more fully described below, are intended to compensate the Company for distribution expenses including registered representatives' commissions, the printing of prospectuses and sales literature, and advertising. The sales loads imposed in any policy year are not necessarily related to actual distribution expenses incurred in that year. Instead, the Company expects to incur the majority of distribution expenses in the early years of a Policy and to recover any deficiency over the life of a Policy. To the extent distribution expenses exceed sales loads (including the sales load portion of surrender charges, if any) in any year, the Company will pay them from its other assets or surplus in its general account, which includes amounts derived from mortality and expense risks charges and from mortality gains.


The premium tax charge portion of the premium expense charge is deducted to cover premium taxes imposed against the Company by governmental entities. The premium tax charge, which cannot be changed, is not expected to exceed the premium taxes charged to the Company.

No reduction in the charge is made to reflect the fact that in some states the Company may pay state income taxes in lieu of a portion of the premium tax liability for that state.

Monthly Deduction


On each monthly date, the Company will deduct from the accumulated value of a Policy an amount to cover certain charges and expenses incurred in connection with the Policy. The monthly deduction consists of a monthly administration charge, a charge for the cost of insurance and a charge for any optional benefits added by rider. During the year ended December 31, 1998 administrative and cost of insurance charges totaled $2,446,801.


The current monthly administration charge for a Policy is $4.75 per month and is guaranteed never to exceed $5.00 per month. The Policy also provides for a contingent deferred administration charge which is a part of the surrender charge imposed upon total surrender or termination of a Policy when a grace period expires without sufficient premium payment. The monthly administration charge and the deferred administration charge reimburse the Company for the recurring administrative expenses related to the Policy and the Separate Account. These expenses are expenses other than sales expenses and include, for example, the cost of processing applications, conducting medical examinations, determining insurability, establishing policy records, premium reminders and collection, record keeping, processing death benefit claims and policy changes, reporting, and overhead costs. The Company does not expect to recover from the administration charges any amount above its accumulated expenses associated with the Policies and the Separate Account.

The monthly cost of insurance charge is calculated as (1) multiplied by the result of (2) minus (3) where:

     (1) is the cost of insurance rate as described below divided by 1,000;

     (2) is the death benefit at the beginning of the policy month; and

     (3) is the accumulated value at the beginning of the policy month.

The cost of insurance rate is based on the sex, attained age and risk classification of the insured under the Policy. (For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the cost of insurance is not based on the sex of the insured.) The rate will be determined by the Company based upon its expectations as to future mortality experience, but the rate will never exceed the rate shown in the Table of Monthly Guaranteed Cost of Insurance Rates set forth in the Policy. These guaranteed maximum rates are based on the 1980 Smoker and Nonsmoker Commissioners Standard Ordinary Mortality Tables. The table used will be male or female according to the sex of the insured (where allowed by law). Any change in current cost of insurance rates will apply to all individuals of the same age, sex and risk classification of the insured. However, different maximum cost of insurance rates may apply to any face amount increases under a Policy.

The monthly deduction is made only from the Policy's accumulated value held in the Divisions of the Separate Account. No deduction is made from any accumulated value of the Policy held in the Company's general account for the purpose of securing policy loans. The amount deducted from each Division will be in accordance with policyowner instruction on the application for the Policy. The policyowner's choice of monthly deduction allocation percentages may be: (1) the same as the allocation percentages for premiums, (2) on a prorated basis or (3) any other method of allocation agreed upon by the policyowner and the Company. For each Division, the allocation percentages must be zero or a whole number not less than ten nor greater than 100. The allocation percentages chosen by the policyowner must total 100. Requests for changes in allocation percentages are effective on the next monthly date following approval by the Company. If following the policyowner's instruction as to allocation of monthly deductions would not be possible on any monthly date due to insufficient accumulated value of the Policy in an affected Division, deductions will be allocated on a prorated basis.

Mortality and Expense Risks Charge


The Company will assess a charge on a daily basis against each Division equal to
 .75% (on an annual basis) of the value of the Division to compensate the Company for its assumption of certain mortality and expense risks in connection with the Policy. Specifically, the Company bears the risk that the costs of death benefits under the Policies will be greater than anticipated. The Company also assumes the risk that the actual cost incurred by it to administer the Policies will not be covered by charges assessed under the Policies. This charge is guaranteed never to exceed .90% on an annual basis of the assets of each Division. During the year ended December 31, 1998 mortality and expense risk charges totaled $227,301.


Transaction Charge

A transaction charge of the lesser of $25 or 2% of the amount being surrendered is imposed on each partial surrender of accumulated value. A transaction charge of $25 is imposed on each transfer of accumulated value among Divisions exceeding four per policy year. All transfers with the same effective date count as one transfer.

Surrender Charge

During the first ten policy years, the Company will assess a surrender charge upon total surrender of a Policy or termination of a Policy when a grace period expires without sufficient premium payment. The amount of the charge assessed per $1,000 of face amount depends upon the sex (where allowed by law) and attained age of the insured on the policy date and how long the Policy has been in force. In addition, the Company will assess a surrender charge upon surrender or termination of a Policy for insufficient premium payment which occurs during the first ten policy years after the adjustment date for a face amount increase. The amount of the surrender charge assessed per $1,000 of net increase in face amount depends upon the sex (where allowed by law) and attained age of the insured on the adjustment date and how long the increase has been in force. (For Policies issued in states requiring unisex pricing or in connection with employment related insurance and benefit plans, the surrender charge is not based on the sex of the insured.) Thus, surrender of a Policy or termination of a Policy for insufficient value within the first ten policy years and within ten years after the adjustment date of a face amount increase will result in assessment of a composite surrender charge representing the charge imposed on the initial face amount and the charge imposed on the face amount increase. The surrender charge builds up on a monthly basis during the first policy year (and during the first year after a face amount increase), remains level to the end of the third policy year (and to the end of the third year after a face amount increase) and grades down gradually each year thereafter to zero in the tenth policy year (and in the tenth year after a face amount increase). Surrender charges do not decrease when the face amount of a Policy is decreased. No additional surrender charges apply when the death benefit under a Policy is changed from Option 2 to Option 1.

The surrender charge is comprised of two parts: A contingent deferred sales charge and a contingent deferred administration charge. The contingent deferred sales charge portion of the surrender charge is assessed to recover sales expenses and is in addition to the 5% sales charge which is deducted when premium payments are made. The contingent deferred sales charge will not exceed 25% of this minimum first year premium.

The contingent deferred administration charge portion of the surrender charge is intended to reimburse the Company for administrative expenses associated with the Policy and the Separate Account and is in addition to the monthly administration charge for a Policy. The surrender charge is a contingent charge and will never be assessed if total surrender of a Policy or termination of a Policy for insufficient value does not occur within the first ten policy years or within ten years of the adjustment date for a face amount increase.


During the year ended December 31, 1998 the Company received surrender charges totaling $141,701.


                FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                            per $1000 of Face Amount
                                   Male Lives

 Issue            Adm.             Sales              Total              Issue             Adm.             Sales             Total
   Age           Charge            Load              Charge               Age             Charge            Load             Charge


    0             0.43             0.89               1.32                40               2.31              1.71             4.02
    1             0.69             0.63               1.32                41               2.38              1.81             4.19
    2             0.72             0.62               1.34                42               2.47              1.91             4.38
    3             0.74             0.62               1.36                43               2.56              2.02             4.58
    4             0.77             0.62               1.39                44               2.65              2.14             4.79
    5             0.80             0.61               1.41                45               2.74              2.27             5.01
    6             0.84             0.60               1.44                46               2.86              2.39             5.25
    7             0.87             0.60               1.47                47               3.00              2.50             5.50
    8             0.91             0.60               1.51                48               3.14              2.63             5.77
    9             0.93             0.61               1.54                49               3.30              2.76             6.06

   10             0.96             0.62               1.58                50               3.46              2.90             6.36
   11             0.97             0.65               1.62                51               3.63              3.06             6.69
   12             0.97             0.69               1.66                52               3.81              3.23             7.04
   13             0.96             0.74               1.70                53               4.01              3.40             7.41
   14             0.95             0.80               1.75                54               4.22              3.58             7.80
   15             0.93             0.86               1.79                55               4.44              3.78             8.22
   16             0.92             0.91               1.83                56               4.69              3.98             8.67
   17             0.91             0.96               1.87                57               4.97              4.18             9.15
   18             0.92             1.00               1.92                58               5.26              4.40             9.66
   19             0.93             1.03               1.96                59               5.55              4.66            10.21

   20             1.02             0.99               2.01                60               5.82              4.98            10.80
   21             1.07             0.99               2.06                61               6.05              5.37            11.42
   22             1.11             1.00               2.11                62               6.27              5.83            12.10
   23             1.16             1.01               2.17                63               6.48              6.34            12.82
   24             1.22             1.01               2.23                64               6.70              6.89            13.59
   25             1.28             1.02               2.30                65               6.95              7.47            14.42
   26             1.34             1.03               2.37                66               7.24              8.07            15.31
   27             1.41             1.04               2.45                67               7.55              8.71            16.26
   28             1.47             1.06               2.53                68               7.88              9.40            17.28
   29             1.53             1.09               2.62                69               8.22             10.16            18.38

   30             1.60             1.11               2.71                70               8.59             10.98            19.57
   31             1.66             1.15               2.81                71               8.98             11.87            20.85
   32             1.73             1.19               2.92                72               9.41             12.83            22.24
   33             1.80             1.23               3.03                73               9.83             13.88            23.71
   34             1.87             1.28               3.15                74               10.23            15.06            25.29
   35             1.93             1.34               3.27                75               10.58            16.38            26.96
   36             2.01             1.40               3.41
   37             2.08             1.47               3.55
   38             2.15             1.54               3.69
   39             2.23             1.62               3.85

                FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                            per $1000 of Face Amount
                                  Female Lives

 Issue            Adm.             Sales              Total              Issue             Adm.             Sales             Total
   Age           Charge            Load              Charge               Age             Charge            Load             Charge


   0              0.44             0.76               1.20                40               1.97              1.52             3.49
   1              0.66             0.54               1.20                41               2.03              1.60             3.63
   2              0.68             0.54               1.22                42               2.09              1.69             3.78
   3              0.70             0.54               1.24                43               2.15              1.78             3.93
   4              0.72             0.54               1.26                44               2.23              1.87             4.10
   5              0.74             0.54               1.28                45               2.30              1.98             4.28
   6              0.77             0.54               1.31                46               2.40              2.06             4.46
   7              0.79             0.54               1.33                47               2.51              2.15             4.66
   8              0.82             0.54               1.36                48               2.63              2.23             4.86
   9              0.84             0.54               1.38                49               2.74              2.34             5.08

  10              0.85             0.56               1.41                50               2.87              2.44             5.31
  11              0.88             0.57               1.45                51               3.00              2.56             5.56
  12              0.89             0.59               1.48                52               3.15              2.67             5.82
  13              0.90             0.61               1.51                53               3.32              2.78             6.10
  14              0.92             0.63               1.55                54               3.50              2.90             6.40
  15              0.93             0.66               1.59                55               3.67              3.04             6.71
  16              0.94             0.68               1.62                56               3.88              3.17             7.05
  17              0.96             0.70               1.66                57               4.10              3.30             7.40
  18              0.99             0.72               1.71                58               4.33              3.46             7.79
  19              1.01             0.74               1.75                59               4.62              3.58             8.20
  20              1.05             0.75               1.80                60               4.90              3.74             8.64
  21              1.07             0.77               1.84                61               5.16              3.97             9.13
  22              1.11             0.78               1.89                62               5.41              4.23             9.64
  23              1.15             0.80               1.95                63               5.64              4.56            10.20
  24              1.18             0.82               2.00                64               5.86              4.94            10.80
  25              1.22             0.84               2.06                65               6.11              5.32            11.43
  26              1.26             0.87               2.13                66               6.39              5.73            12.12
  27              1.30             0.90               2.20                67               6.70              6.16            12.86
  28              1.35             0.92               2.27                68               7.06              6.61            13.67
  29              1.39             0.95               2.34                69               7.47              7.07            14.54
  30              1.44             0.98               2.42                70               7.97              7.53            15.50
  31              1.49             1.01               2.50                71               8.45              8.10            16.55
  32              1.54             1.05               2.59                72               8.93              8.77            17.70
  33              1.59             1.09               2.68                73               9.44              9.50            18.94
  34              1.65             1.13               2.78                74               9.94             10.35            20.29
  35              1.71             1.17               2.88                75               10.33            11.42            21.75
  36              1.76             1.23               2.99
  37              1.81             1.30               3.11
  38              1.87             1.36               3.23
  39              1.92             1.44               3.36

                FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                            per $1000 of Face Amount
                                  Unisex Lives

 Issue            Adm.             Sales              Total              Issue             Adm.             Sales             Total
   Age           Charge            Load              Charge               Age             Charge            Load             Charge


   0              0.43             0.87               1.30                40               2.26              1.69             3.95
   1              0.69             0.61               1.30                41               2.34              1.78             4.12
   2              0.72             0.60               1.32                42               2.42              1.88             4.30
   3              0.74             0.60               1.34                43               2.51              1.99             4.50
   4              0.77             0.60               1.37                44               2.60              2.10             4.70
   5              0.79             0.60               1.39                45               2.69              2.23             4.92
   6              0.83             0.59               1.42                46               2.80              2.35             5.15
   7              0.86             0.59               1.45                47               2.93              2.46             5.39
   8              0.90             0.59               1.49                48               3.07              2.58             5.65
   9              0.92             0.60               1.52                49               3.22              2.71             5.93

  10              0.95             0.61               1.56                50               3.38              2.84             6.22
  11              0.96             0.64               1.60                51               3.55              2.99             6.54
  12              0.97             0.67               1.64                52               3.73              3.15             6.88
  13              0.96             0.72               1.68                53               3.92              3.32             7.24
  14              0.95             0.77               1.72                54               4.12              3.50             7.62
  15              0.94             0.82               1.76                55               4.33              3.69             8.02
  16              0.93             0.87               1.80                56               4.58              3.88             8.46
  17              0.93             0.91               1.84                57               4.85              4.07             8.92
  18              0.94             0.95               1.89                58               5.14              4.28             9.42
  19              0.96             0.97               1.93                59               5.43              4.52             9.95

  20              1.04             0.94               1.98                60               5.70              4.82            10.52
  21              1.08             0.95               2.03                61               5.93              5.19            11.12
  22              1.12             0.96               2.08                62               6.16              5.62            11.78
  23              1.17             0.97               2.14                63               6.37              6.11            12.48
  24              1.22             0.98               2.20                64               6.59              6.64            13.23
  25              1.28             0.99               2.27                65               6.84              7.19            14.03
  26              1.34             1.00               2.34                66               7.13              7.77            14.90
  27              1.40             1.02               2.42                67               7.44              8.38            15.82
  28              1.46             1.04               2.50                68               7.77              9.04            16.81
  29              1.52             1.06               2.58                69               8.13              9.75            17.88

  30              1.58             1.09               2.67                70               8.51             10.53            19.04
  31              1.64             1.13               2.77                71               8.91             11.38            20.29
  32              1.71             1.17               2.88                72               9.34             12.31            21.65
  33              1.77             1.21               2.98                73               9.78             13.31            23.09
  34              1.84             1.26               3.10                74               10.20            14.44            24.64
  35              1.91             1.31               3.22                75               10.55            15.73            26.28
  36              1.98             1.38               3.36
  37              2.05             1.44               3.49
  38              2.11             1.52               3.63
  39              2.19             1.60               3.79



The percentage of the first year surrender charges shown above remaining in each policy year thereafter is:

                                             Percentage of First Year
        Policy Year                        Surrender Charges Remaining

            2                                       100.0%
            3                                       100.0%
            4                                        87.5%
            5                                        75.0%
            6                                        62.5%
            7                                        50.0%
            8                                        37.5%
            9                                        25.0%
           10                                        12.5%
           11+                                        0.0%

If the face amount of a Policy is increased, surrender charges apply to the net increase in face amount as though a new Policy had been issued for an amount equal to net increase, based on the tables set out above. The net increase in face amount is equal to the increase in face amount less earlier decreases in face amount not offset against an earlier increase in face amount. The Minimum Required Premium following a requested face amount increase will be shown on the Policy data pages issued to reflect the adjustment.

Surrender charges following a Policy's reinstatement commence at the rate in effect at the time of the Policy's termination.

Other Charges

Shares of the Accounts are purchased by the corresponding Divisions at the shares' net asset values. The net asset value of Account shares reflects the investment management fees and corporate operating expenses already deducted from the assets of the Account. The current investment management fee at an annual rate of .50% of the first $100 million of each fund's average daily net assets and .45% of the next $100 million of each Account's daily average net assets is charged monthly against Bond Account, Capital Value Account and Money Market Account. The current investment management fee at an annual rate of .60% of the average daily net asset value is charged monthly against Balanced Account and High Yield Account. The current investment management fee at an annual rate of .65% of the first $100 million of the fund's average daily net assets and 60% of the next $100 million of the fund's daily average net assets is charged monthly against MidCap Account.

The Company reserves the right to charge the assets of each Division of the Separate Account to provide for any income taxes payable by the Company on the assets of such Divisions.

Special Plans

Where allowed by law, the Company may reduce or eliminate certain charges for Policies issued under special circumstances that result in lower expenses to the Company. For example, special circumstances may exist in connection with group arrangements, including employer or employee organization sponsored plans, and with regard to Policies issued to persons owning other policies issued by the Company or its subsidiaries. The amount of any reduction, the charges to be reduced, and the criteria for applying a reduction will reflect the reduced sales effort, costs and differing mortality experience appropriate to the circumstances giving rise to the reduction. The charges will be reduced in accordance with the Company's practice in effect when the Policy is issued. Reductions will not be unfairly discriminatory against any person, including the purchasers to whom the reduction applies and all other owners of the Policies.

OTHER MATTERS

Voting Rights

The Company shall vote Account shares held in the Separate Account at regular and special meetings of shareholders of each Account, but will follow voting instructions received from persons having the voting interest in such Account shares.

The policyowner has the voting interest under a Policy. The policyowner shall have one vote for each $100 of accumulated value in the Divisions, with fractional votes allocated for amounts less than $100. The number of votes on which the policyowner has the right to instruct will be determined as of the date coincident with the date established by the Account for determining shareholders eligible to vote at the meeting of the Account. Voting instructions will be solicited by written communications prior to such meetings in accordance with procedures established by the Mutual Fund. The Company will vote other Account shares held in the Separate Account, including those for which no instructions are received in the same proportion as it votes shares for which it has received instructions. All Account shares held in the general account of the Company will be voted in proportion to instructions that are received with respect to participating contracts.

If the Company determines pursuant to applicable law that Account shares held in the Separate Account need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Account shares held in the Separate Account in its own right.

The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the Account, or disapprove an investment advisory contract of the Account. In addition, the Company may disregard voting instructions in favor of changes initiated by a policyowner in the investment policy or the investment advisor of the Account if the Company reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or the Company determines that the change would be inconsistent with the investment objectives of the Account or would result in the purchase of securities for the Account which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by the Company or any affiliates of the Company which have similar investment objectives. In the event that the Company does disregard voting instructions, a summary of that action and the reason for such actions will be included in the next semi-annual report to policyowners.

Statement of Value

The Company will mail an annual statement to the policyowner after the end of each policy year until the policy terminates. The statement will show:

     1.  the current death benefit;
     2.  the current accumulated and surrender values;
     3.  all premiums paid since the last statement;
     4.  all charges since the last statement;
     5.  any policy loans and loan interest;
     6.  any partial surrenders since the last statement;
     7.  the number of units and unit value;
     8.  the total value of each of the policyowner's investment accounts; and
     9.  any investment gain or loss since the last statement.

Any policyowner may request at any time a current statement of account values, transactions and activities by telephoning 1-800-247-9988.

The Company will also send to the policyowner the reports required by the Investment Company Act of 1940.

Service Available by Telephone

Policyowners may preauthorize the following telephone transactions: 1) transfers between divisions; 2) change in premium allocation percentages; 3) change in monthly deduction percentages; and 4) policy loans (Policy loan proceeds will be mailed only to the policyowner's address of record.) The policyowner may preauthorize the above transactions by submitting a form provided by the Company. Policyowners may exercise the telephone transactions privilege by telephoning 1-800-247-9988. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Separate Account is open for business to be effective that day. Requests made after that time or on a day when the Separate Account is not open for business will be effective the next business day.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The policyowner bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such identification information includes recording all telephone instructions, requesting personal information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the policyowner's address of record. Policyowners may obtain additional information and assistance by telephoning the toll free number. The Company may modify or terminate telephone transfer procedures at any time.

You may obtain  contract  information  from our Direct Dial system  between
7:00 a.m. and 9:00 p.m., Central Time, Monday through Saturday. Through this automated telephone system, you can obtain information about unit values and contract values, initiate certain changes to your contract, change your Personal Identification Number (PIN), or speak directly to a customer service representative. The telephone number is 1-800-247-9988. As with other telephone services, instructions received via our Direct Dial system will be binding on all contractowners.

GENERAL PROVISIONS

Addition, Deletion or Substitution of Investments

The Company reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares held by any Division or which any Division may purchase. If shares of any Account should no longer be available for investment or if, in the judgment of the Company's management, further investment in shares of any Account should become inappropriate in view of the purposes of the Policy, the Company may substitute shares of any other investment company for shares already purchased, or to be purchased in the near future under the Policies. No substitution of securities will take place without notice to policyowners and without prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940.

The investment policy of the Separate Account will not be materially changed unless a statement of the change is filed with and not disapproved by the Insurance Commissioner of the State of Iowa and the Superintendent of Insurance of the State of New York, if required. Whether a change in investment policy is material will be determined in conjunction with the appropriate state insurance commissioner(s). The policyowner will be notified of any material investment policy change. The policyowner may then change allocation percentages and transfer any value in an affected Division to another Division without charge. In the alternative, the policyowner may exchange the Policy for a fixed-benefit, flexible premium life insurance policy offered by the Company for this purpose. The policyowner may exercise this exchange privilege until the later of 60 days after (i) the effective date of such change, or (ii) the receipt of a notice of the options available. The face amount of the new policy will be the death benefit of the Policy on the date of exchange.

Each Account is subject to certain investment restrictions which may not be changed without the approval of the majority of the outstanding voting securities of such fund. See the accompanying prospectuses for the Accounts.

Optional Insurance Benefits

Subject to certain requirements and approval by state insurance departments, one or more supplementary benefits may be added to a Policy, including those providing term insurance options, providing accidental death coverage, waiving monthly deductions upon disability, accelerating benefits in the event of terminal illness, providing cost of living increases in benefits, providing a death benefit guarantee described below, providing a guaranteed increase option and, in the case of business-owned Policies, permitting a change of the life insured and providing enhanced policy values in the early years of a Policy. More detailed information concerning supplementary benefits may be obtained from an authorized agent of the Company. The cost, if any, of any optional insurance benefits will be deducted as part of the monthly deduction.

Death Benefit Guarantee Rider

The death benefit guarantee rider provides that if the death benefit guarantee premium requirement is satisfied the Policy will not enter its grace period even if the net surrender value is insufficient to cover the monthly deduction on a monthly date. This rider is automatically made a part of all Policies at no premium. The death benefit guarantee premium requirement is satisfied if the sum of all premiums paid less any partial surrenders and any policy loans and unpaid loan interest equals or exceeds the sum of the monthly death benefit guarantee premiums applicable to date plus the next monthly death benefit guarantee premium. The death benefit guarantee premium is based on the issue age, sex (where permitted by law), death benefit option, and risk class of the insured. The monthly death benefit guarantee premium will be considered to be zero for any month that deductions are being paid by the Waiver of Monthly Deductions Rider. The death benefit guarantee premium may change if the Policy face amount is changed, the death benefit option is changed, or a rider is added or deleted. As a result of a change, an additional premium may be required on the date of the change in order to satisfy the new death benefit guarantee premium requirement. If on any monthly date the death benefit guarantee premium requirement is not met, the policyowner will be sent a notice of the premium required to maintain the guarantee. If the premium is not received at the Company's home office prior to the expiration of 61 days after the date the notice is mailed, the death benefit guarantee will no longer be in effect and the rider will terminate. If the rider terminates, it may not be reinstated.

If this rider is in force, the death benefit guarantee premium requirement is satisfied and the insured is alive on the policy maturity date, the Company will pay the policyowner the excess, if any, of the face amount over the maturity proceeds.

This rider is available only in those states where it has been approved.

The Contract

The Policy, the application attached to it, any adjustment applications, any amendments to the application, the current data pages, and any written notification showing change make up the entire contract between the Company and the policyowner. Any statements made in the application or an adjustment application will be considered representations and not warranties. No statement, unless made in an application, will be used to void a Policy (or void an adjustment in case of an adjustment application) or to defend against a claim. A Policy may be modified by mutual agreement between the policyowner and the Company. Any alteration of the Policy must be in writing and signed by one of the Company's corporate officers. No one else, including the agent, may change the contract or waive any provisions.

Incontestability

The Company will not contest the insurance coverage provided under a Policy, except for any subsequent increase in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. This provision does not apply to claims for total disability or to accidental death benefits which may be provided by a rider to a Policy. Any face amount increase made under the adjustment options has its own two-year contestable period which begins on the effective date of the adjustment.

Misstatements

If the age or sex of the insured has been misstated in an application, including a reinstatement application, the death benefit under the Policy will be the Policy's accumulated value plus the amount which would be purchased by the most recent mortality charge at the correct age and sex.

Suicide

A Policy does not cover the risk of suicide within two years from the policy date or two years from the date of any increase in face amount with respect to such increase, whether the insured is sane or insane. In the event of suicide within two years of the policy date, the only liability of the Company will be a refund of premiums paid, without interest, less any policy loans and loan interest and any partial surrenders. In the event of suicide within two years of an increase in face amount, the only liability of the Company in respect to that increase in face amount will be a refund of the cost of insurance for such increase.

Ownership

The owner of the Policy is as named in the application. The owner may exercise every right and enjoy every privilege provided by the Policy, subject to the rights of any irrevocable beneficiary. All privileges and rights of the owner under a Policy end when the owner surrenders the Policy for cash, the death proceeds of the Policy are paid, or the maturity proceeds of the Policy are paid. Also, if the grace period ends without receipt by the Company at its home office of the payment required to keep the Policy in force, the privileges and rights of the owner terminate as of the monthly date on or immediately preceding the start of the grace period. If the owner is not the insured and dies before the insured, the insured becomes the owner unless the owner has provided for a successor owner. The owner may be changed by filing a written request with the Company. The Company's approval is needed and no change is effective until the Company approves the written request for change of owner. Once approved, the change is effective as of the date the owner signed the written request. The Company reserves the right to require that the Policy be sent to the Company so that the change may be recorded.

Beneficiaries

The original beneficiaries and contingent beneficiaries are designated by the policyowner on the application. A primary and/or contingent beneficiary or beneficiaries may be changed by written request to the Company. The Company's approval is needed and no change is effective until the Company approves the written request for change of beneficiary. Once approved, the change is effective as of the date the owner signed the written request. If changed, the primary beneficiary or contingent beneficiary is as shown in the latest written change filed with the Company. One or more primary or contingent beneficiaries may be named in the application or a later change request.

Benefit Instructions

While the insured is alive, the owner may file instructions for the payment of death proceeds under one of the benefit options under the Policy. Such instructions, or a change of instructions, must be made by written request to the Company. If the owner changes the beneficiary, that change will revoke any prior benefit instructions.

Postponement of Payments

Payment of any amount upon total or partial surrender, policy loan, or proceeds payable at death or maturity and the right to transfer accumulated value between Divisions may be postponed or suspended whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (2) the Securities and Exchange Commission by order permits postponement for the protection of policyowners; or (3) the Securities and Exchange Commission requires that trading be restricted or declares an emergency, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the net asset value of the Accounts.

Assignment

The Policy can be assigned as collateral for a loan. The Company must be notified in writing if the Policy has been assigned. Each assignment will be subject to any payments made or action taken by the Company prior to its notification of such assignment. The Company is not responsible for the validity of an assignment. An assignment as collateral does not change the owner but the rights of beneficiaries, whenever named, become subordinate to those of the assignee.

Policy Proceeds

Death proceeds under a Policy will ordinarily be paid within seven days after the Company receives due proof of death. Payments may be postponed in certain circumstances. (See "Postponement of Payments.) During the insured's lifetime, the policyowner may arrange for the death proceeds to be paid in a lump sum or under one or more of the settlement options described below. These choices are also available if the Policy is surrendered or matures.

When death proceeds are payable in a lump sum, the beneficiary may select one or more of the settlement options.

The following options are available:

Option A

     Special Benefit Arrangement - A specially designed benefit option may be arranged with the Company's approval.

Option B

     Proceeds Left at Interest - The Company will hold the amount applied on deposit. Interest payments will be made annually, semi-annually, quarterly or monthly, as elected.

Option C

     Fixed Income - The Company will pay an income of a fixed amount or an income for a fixed period not exceeding 30 years.

Option D

     Life Income - The Company will pay an income during a person's lifetime. A minimum guaranteed period may be used.

Option E

     Joint and Survivor Life Income - The Company will pay an income during the lifetime of two persons, and continuing until the death of the survivor. This option includes a minimum guaranteed period of 10 years.

Option F

     Joint and Two-Thirds Survivor Life Income - The Company will pay an income during the time two persons both remain alive, and two-thirds of the original amount during the remaining lifetime of the survivor.

Interest at a rate set by the Company, but never less than required by state law, will be applied to determine the payment under Option B, and any such interest in excess of the guaranteed minimum will be added to payments under Option C.

Participating Policy

The Policies share in any divisible surplus of the Company. The Company will determine each Policy's share of the surplus and will credit it as a dividend at the end of each contract year. The Company does not expect to pay any dividends under the Policy. Dividends, if any, will be paid in cash.

Right To Exchange Policy

During the first 24 policy months following issuance of a Policy, except during a grace period, the policyowner may exchange the Policy for any other form of fixed benefit individual life insurance policy (other than term insurance) currently made available by the Company for this purpose on the insured's life. At present, the Company makes a universal life insurance policy available for exercise of this exchange right. Such request must be postmarked or delivered to the home office of the Company before the expiration of 24 months after the policy date. At the option of the policyowner, the new policy will provide either the same death benefit or the same amount at risk as the Policy did at the time of the exchange request. Premiums for the new policy will be based on the same issue age, sex and risk classification of the insured under the Policy. An equitable adjustment in the new policy's payments and cash or accumulated values will be made to reflect variances, if any, in the payments and accumulated values under the Policy and the new policy. Minimum benefits of the new policy will be fixed and guaranteed and the new policy will not participate in the experience of the Separate Account. Policy values will be determined as of the date the written request for exchange is received at the Company's home office. Evidence of insurability will not be required for the exchange. No charge will be imposed on the exercise of this exchange privilege. Any policy loan and loan interest must be repaid prior to the exchange or transferred to the new policy. Any benefit riders included as a part of a Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new policy if both these conditions are met:

     1. The policyowner, in the written request for exchange, indicates that the rider or riders should be a part of the new policy; and

     2. The similar benefit rider or riders were available for the new policy on the effective date of the benefit rider for the Policy based on the same issue age, sex and risk classification of the insured under the Policy.

The exchange will be effective upon proper receipt by the Company of the written request, any amount required as an adjustment and surrender of the Policy.

The policyowner may also exchange the Policy for a fixed-benefit, flexible premium policy in the event of a material change in investment policy of a Division (see "Addition, Deletion or Substitution of Investments.")

In addition, the policyowner has the right to exchange a face amount increase for a fixed-benefit, flexible premium policy at any time during the first 24 months following issuance of Policy data pages reflecting a face amount increase, but not while the policy is in a grace period (see "Adjustment Options.")

DISTRIBUTION OF THE POLICY

The Policy will be sold by individuals who, in addition to being licensed and appointed as life insurance agents or brokers for the Company, are also registered representatives of the principal underwriter of the Policies, Princor Financial Services Corporation, or of other broker-dealers which Princor
Financial  Services  Corporation  selects  and  the  Company  approves.  Princor
Financial Services Corporation is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. For contracts distributed by the principal underwriter commissions will range between 0% and 50% of premium received in the first year of a Policy (and between 0% and 50% of premium received in the first year following an adjustment date), up to a target premium determined by a rate per $1,000 of face amount which varies by the age and sex of the insured. In addition, commissions will include 0% to 4% of premium received in the first year of the Policy, above the target premium. For years two and later of a Policy, commissions will range from 0% to 2% of premiums received. A service fee of 0% to 2% is paid on all premiums received after the first policy year. In addition, a persistency renewal commission may be paid which ranges from 1.25% to 5.25% of premiums received in the first three policy years, depending upon the agent's or broker's total life insurance sales for the Company. Expense allowances may also be payable to agents and brokers based upon premiums received. Commission amounts for contracts distributed by broker-dealers other than the principal underwriter will vary.

For the year ended December 31, 1998, the Company paid Princor Financial Services Corporation $665,547 to compensate registered representatives of the principal underwriter.

The Company has entered into a distribution agreement with Princor Financial Services Corporation. Princor Financial Services Corporation is the principal underwriter for Principal Variable Contracts Fund, Inc., a registered investment company organized by the Company. Princor Financial Services Corporation is a wholly-owned subsidiary of Principal Holding Company. Principal Holding Company is a holding company and a wholly-owned subsidiary of the Company.

OFFICERS AND DIRECTORS OF PRINCIPAL MANAGEMENT CORPORATION
The officers and directors of the investment advisor, Principal Management Corporation, are shown below. This list includes some of the same people (designated by *), who are serving in the same capacities as officers and directors of the underwriter, Princor Financial Services Corporation. The principal business address for each officer and director is: Principal Financial Group, Des Moines, Iowa 50392.


*JOHN E. ASCHENBRENNER      Director
CRAIG R. BARNES             Vice President
*CRAIG L. BASSETT           Treasurer
*MICHAEL J. BEER            Executive Vice President
*MARY L. BRICKER            Assistant Corporate Secretary
*DAVID J. DRURY             Director
*RALPH C. EUCHER            Director and President
*ARTHUR S. FILEAN           Vice President
*DENNIS P. FRANCIS          Director
*PAUL N. GERMAIN            Vice President - Mutual Fund Operations
*ERNEST H. GILLUM           Vice President - Compliance and Product Development
*THOMAS J. GRAF             Director
*J. BARRY GRISWELL          Chairman of the Board and Director
*JOYCE N. HOFFMAN           Vice President and Corporate Secretary
*ELLEN Z. LAMALE            Director
*JULIA M. LAWLER            Director
*GREGG R. NARBER            Director
*RICHARD L. PREY            Director
*LAYNE A. RASMUSSEN         Controller - Mutual Funds
*ELIZABETH R. RING          Controller
*MICHAEL J. ROUGHTON        Counsel
*JEAN B. SCHUSTEK           Product Compliance Officer - Registered Products
DEWAIN A. SPARRGROVE        Vice President


OFFICERS AND DIRECTORS OF PRINCIPAL LIFE INSURANCE COMPANY

Principal Life Insurance Company is managed by a Board of Directors. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal occupation during the last five years, are as follows:

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):


JOHN EDWARD ASCHENBRENNER    Senior Vice President
PAUL FRANCIS BOGNANNO        Senior Vice President
CHARLES ROBERT DUNCAN        Senior Vice President
DENNIS PAUL FRANCIS          Senior Vice President
THOMAS JEFFERSON GAARD       Senior Vice President
MICHAEL HARRY GERSIE         Senior Vice President
THOMAS JOHN GRAF             Senior Vice President
ROBB BRYAN HILL              Senior Vice President
GREGG ROSS NARBER            Senior Vice President and General Counsel
MARY AGNES O'KEEFE           Senior Vice President
RICHARD LEO PREY             Senior Vice President
ROBERT ALLEN SLEPICKA        Senior Vice President
NORMAN RAUL SORENSEN         Senior Vice President
CARL CHANSON WILLIAMS        Senior Vice President and Chief Information Officer


DIRECTORS:

Name, Positions and Offices                          Principal Occupation During Last 5 Years
---------------------------------------------------------------------------------------------

BETSY  JEAN BERNARD                            Executive Vice President,  U.S. West since 1998. President and Chief
Director                                       Executive Officer, since 1998.President   and   Chief   Executive
                                               Officer, AVIRNEX Communications Group since 1997. President and
                                               Chief Executive Officer, Pacific Bell Communications since 1995.

JOCELYN CARTER-MILLER                          Corporate  Vice  President and Chief  Marketing  Officer,  Motorola,
Director                                       Inc. since 1999. Vice President, 1998-1999. Vice President and
                                               General Manager, since 1997. Prior thereto,  Vice President of Latin
                                               American and Caribbean Operations of Motorola.


RUTH MARGARET DAVIS                            President and Chief Executive Officer, The Pymatuning Group, Inc.
Director
Member, Nominating Committee


DAVID JAMES DRURY                              Chairman and Chief Executive  Officer,  Principal Life Insurance  Company since 1995.
Director                                       President  and Chief  Executive  Officer from  1994-1995;  President from 1993-1994;
Chairman of the Board                          Executive Vice President from 1992-1993.
Chair, Executive Committee


CHARLES DANIEL GELATT, JR.                     President, NMT Corporation.
Director
Member, Executive Committee
Chair, Human Resources Committee


JOHN BARRY GRISWELL                            President,  Principal Life Insurance  Company since 1998.  Executive Vice President
Director                                       1996-1998. Senior Vice President 1988-1996.

GERALD DAVID HURD                              Retired.  Chairman  and  Chief  Executive  Officer,  Principal  Life  Insurance
Director                                       Company 1989-1994.
Member, Executive and
Nominating Committees

CHARLES SAMUEL JOHNSON                         Chairman,  President and Chief  Executive  Officer,  Pioneer Hi-Bred
Director                                       International, Inc. since 1996.    President   and   Chief   Executive Officer
Member, Audit Committee                        1995-1996. President and Chief Operating Officer 1995.
                                               Executive Vice President  1993-1995.

WILLIAM TURNBALL KERR                          Chairman,  President & Chief Executive Officer, Meredith Corporation since 1998.
Director                                       President  and Chief  Executive  Officer,  1997-1998.  President and
Member, Executive Committee and                Chief Operating Officer 1994-1997.  Prior  thereto,  Executive  Vice President.
Chair, Nominating Committee

LEE LIU                                        Chairman Alliant Energy  Corporation since 1998.  Chairman and Chief
Director                                       Executive Officer, IES Industries,     Inc.,    1996-1998.    Prior thereto,
Member, Executive and Human                    Chairman, President and Chief Executive Officer.
Resources Committees


VICTOR HENDRIK LOEWENSTEIN                     Managing Partner, Egon Zehnder International
Director
Member, Audit Committee

RONALD DALE PEARSON                            Chairman, President and Chief Executive Officer, Hy-Vee, Inc.
Director
Member, Human Resources Committee


JOHN ROY PRICE                                 Managing  Director,  The Chase  Manhattan  Corporation  since  1996. Prior thereto,
Director                                       Managing    Director,    Chemical Banking Corporation.
Member, Nominating Committee


DONALD MITCHELL STEWART                        President, The College Board.
Director
Member, Human Resources Committee

ELIZABETH EDITH TALLETT                        President  &  CEO  of  Dioscor,  Inc.  &  Serex,  Inc.  since  1996.
Director                                       President and Chief Executive Officer,   Transcell  Technologies, Inc. 1992-1996.
Chair, Audit Committee

DEAN DICKSON THORNTON                          Retired  since 1993.  Prior  thereto  President,  Boeing  Commercial Airplane Group.
Director
Member, Audit Committee

FRED WILLIAM WEITZ                             President,  Chairman of the Board and Chief Executive Officer, Essex Meadows, Inc.
Director                                       since 1995.  Prior  thereto,  President,  Chairman of the Board, and Chief Executive
Member, Human Resources Committee              Officer, The Weitz  Corporation  and its subsidiaries.


STATE REGULATION OF PRINCIPAL LIFE INSURANCE COMPANY


The Company is organized under the laws of the State of Iowa and is subject to regulation by the Commissioner of Insurance of Iowa. An annual statement is filed with the Iowa Division of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. Periodically, the Commissioner examines the assets and liabilities of the Company and the Separate Account and verifies their adequacy. A full examination of the Company's operations is conducted by the National Association of Insurance Commissioners at least every five years.

FEDERAL TAX MATTERS

The discussion contained herein is general in nature, is not an exhaustive discussion of all tax questions that might arise under the policies, and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws and no representation is made as to the likelihood of continuation of current federal income tax laws and treasury regulations or of current interpretations of the Internal Revenue Service.

While the Company reserves the right to make changes in the Policy to assure that it continues to qualify as life insurance for tax purposes, the Company cannot make any guarantee regarding the future tax treatment of any Policy. For complete information on the impact of changes with respect to the Policy and federal and state considerations, a qualified tax advisor should be consulted.

The ultimate effect of federal income taxes on values under the Policy and on the economic benefit to the policyowner or beneficiary depends upon the Company's tax status, upon the terms of the Policy and upon the tax status of the individual concerned.

Tax Status of the Company and the Separate Account

The Company is taxed as an insurance Company under Subchapter L of the Internal Revenue Code of 1986 (the "Code"). The Separate Account is not a separate taxable entity and its operations are taken into account by the Company in determining its income tax liability. All investment income and realized net capital gains on the assets of the separate account are reinvested and taken into account in determining Policy Values and are automatically applied to increase the book reserves associated with the policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account, are taxed to the Company to the extent those items are applied to increase reserves associated with the policies.

Charges for Taxes

The Company imposes a federal tax charge equal to 1.25% of premiums received under the Policy to compensate for the federal income tax liability it incurs under Section 848 of the Code by reason of its receipt of premiums under the Policy. The Company believes that this charge is reasonable in relation to the increased tax burden it incurs as a result of Section 848. No other charge is currently made on the Separate Account for federal income taxes of the Company that may be attributable to the Separate Account. Periodically, the Company reviews the appropriateness of charges to the Separate Account for the Company's federal income taxes, and in the future, a charge may be made for federal income taxes incurred by the Company that are attributable to the Separate Account. In addition, depending on the method of calculating interest on Policy Values allocated to the Fixed Account, a charge may also be imposed for the Policy's share of the Company's federal income taxes attributable to the Fixed Account.

Under current laws, the Company may incur state or local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account.

Diversification Standards

In addition to other requirements imposed by the Code, a Policy will qualify as life insurance under the Code only if the diversification requirements of Code
Section 817(h) are satisfied by each Separate Account in which any of the Policy Values are held. To assure that each Policy continues to qualify as life insurance for federal income tax purposes, the Company intends to comply with Code Section 817(h) and the regulations thereunder.

Life Insurance Status of Policy

The Company believes that the Policy meets the statutory definition of life insurance under Code Section 7702 and that the policyowner and beneficiary of any Policy will receive the same federal income tax treatment as that accorded to owners and beneficiaries of fixed benefit life insurance policies. Specifically, the death benefit under the Policy will be excludable from the gross income of the beneficiary subject to the terms and conditions of Section 101(a)(1) of the Code. (Death benefits under a "modified endowment contract" as discussed below are treated in the same manner as death benefits under life insurance contracts that are not so classified.)

In addition, unless the Policy is a "modified endowment contract," in which case the receipt of any loan under the Policy may result in recognition of income to the policyowner, the policyowner will not be deemed to be in constructive receipt of the Policy Values, including increments thereon, under the Policy until proceeds of the Policy are received upon a total or partial surrender of the Policy.

Modified Endowment Contract Status

A Policy will be a modified endowment contract if it satisfies the definition of life insurance set out in the Internal Revenue Code, but it either fails the additional "7-pay test" set forth in Code Section 7702A or was received in exchange for a modified endowment contract. A Policy will fail the 7-pay test if the accumulated amount paid under the contract at any time during the first seven contract years exceeds the total premiums that would have been payable under a Policy providing for guaranteed benefits upon the payment of seven level annual premiums. A Policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the 7-pay test.

 While the 7-pay test is generally applied as of the time the Policy is issued, certain changes in the contractual terms of a Policy will require a Policy to be retested to determine whether the change has caused the Policy to become a modified endowment contract. For example, a reduction in death benefits during the first seven contract years will cause the Policy to be retested as if it had originally been issued with the reduced death benefit.

In addition, if a "material change" occurs at any time while the Policy is in force, a new 7-pay test period will start and the Policy will need to be retested to determine whether it continues to meet the 7-pay test. The term" material change" generally includes increases in death benefits, but does not include an increase in death benefits which is attributable to the payment of premiums necessary to fund the lowest level of death benefits payable during the first seven contract years, or which is attributable to the crediting of interest with respect to such premiums.

Because the Policy provides for flexible premium payments, the Company has instituted procedures to monitor whether increases in death benefits or additional premium payments cause either the start of a new seven-year test period or the taxation of distributions and loans. All additional premium payments will be considered in these determinations.

If a Policy fails the 7-pay test, all distributions (including loans) occurring in the year of failure and thereafter will be subject to the rules for modified endowment contracts. A recapture provision also applies to loans and distributions that are received in anticipation of failing the 7-pay test. Under the Code, any distribution or loan made within two years prior to the date that a Policy fails the 7-pay test is considered to have been made in anticipation of the failure.

Policy Surrenders and Partial Surrenders

Upon a total surrender of a Policy, the policyowner will recognize ordinary income for federal tax purposes to the extent that the net surrender value exceeds the investment in the contract (the total of all premiums paid but not previously recovered plus any other consideration paid for the Policy). The tax consequences of a partial surrender from a Policy will depend upon whether the partial surrender results in a reduction of future benefits under the Policy and whether the Policy is a modified endowment contract.

If the Policy is not a modified endowment contract, the general rule is that a partial surrender from a Policy is taxable only to the extent that it exceeds the total investment in the contract. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first 15 years after a Policy is issued and there is a cash distribution associated with that reduction. In such a case, the Code prescribes a formula under which the policyowner may be taxed on all or a part of the amount distributed. After 15 years, cash distributions from a Policy that is not a modified endowment contract will not be subject to federal income tax, except to the extent they exceed the total investment in the contract. The Company suggests that a policyowner consult with a tax advisor in advance of a proposed decrease in face amount or a partial surrender. In addition, any amounts distributed under a "modified endowment contract" (including proceeds of any loan) are taxable to the extent of any accumulated income in the Policy. In general, the amount which may be subject to tax is the excess of the Policy Value (both loaned and unloaned) over the previously unrecovered premiums paid.

Under certain circumstances, a distribution under a modified endowment contract (including a loan) may be taxable even though it exceeds the amount of accumulated income in the Policy. This can occur because for purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the Code requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such Policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.

If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a total surrender, a partial surrender or a loan), it may also be subject to a 10% penalty tax under Code Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individual policyowners. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 59 1/2; or (ii) that are attributable to the taxpayer's becoming disabled; or
(iii) that are part of a series of substantial equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer.

Policy Loans and Interest Deductions

The Company also believes that under current law any loan received under the Policy will be treated as a Policy debt of a policyowner and that, unless the Policy is a modified endowment contract, no part of any loan under a Policy will constitute income to the policyowner. If the Policy is a modified endowment contract (see discussion above) loans will be fully taxable to the extent of the income in the Policy (and in any other contracts with which it must be aggregated) and could be subject to the additional 10 percent tax.

Code Section 264 imposes stringent limitations on the deduction of interest paid or accrued on loans in connection with a Policy. In addition, under the "personal" interest limitation provisions of Code Section 163, no deduction is allowed for interest on any Policy loan if the proceeds are used for personal purposes, even if the Policy and loan otherwise meet the requirements of Code
Section 264. The limitations on deductibility of personal interest may not apply to disallow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. The Company suggests consultation with a tax advisor for further guidance.

Corporate Alternative Minimum Tax

Ownership of a Policy by a corporation may affect the policyowner's exposure to the corporate alternative maximum tax. In determining whether it is subject to alternative minimum tax a corporate policyowner must make two computations. First, the corporation must take into account a portion of the current year's increase in the built-in gain in its corporate-owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of (i) the premiums paid on that Policy in the year of death, and (ii) the corporation's basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death.

Exchange or Assignment of Policies

A change of the policyowner or the insured or an exchange or assignment of a Policy may have significant tax consequences depending on the circumstances. For example, an assignment or exchange of a Policy may result in taxable income to the transferring policyowner. Further, Code Section 101(a) provides, subject to certain exceptions, that where a Policy has been transferred for value, only the portion of the death benefit which is equal to the total consideration paid for the Policy may be excluded from gross income. For complete information with respect to Policy assignments and exchanges, a qualified tax advisor should be consulted.

Withholding

Under Section 3405 of the Code, withholding is generally required with respect to certain taxable distributions under insurance contracts. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages). With respect to non-periodic distributions, the withholding is at a flat rate of 10%. A Policyholder can elect to have either non-periodic or periodic payments made without withholding except where the policyowner's tax identification number has not been furnished to the Company or the Internal Revenue Service has notified the Company that the tax identification number furnished by the policyowner is incorrect.

Taxation of Accelerated Death Benefits

The Company provides accelerated death benefits based upon a lien method. It is unclear whether benefits paid under this rider are taxable. For information regarding taxation of accelerated death benefits, a qualified tax advisor should be consulted.

Other Tax Issues

Federal  estate  and  state  and  local  estate,  inheritance,   and  other  tax
consequences   of  ownership  or  receipt  of  Policy  proceeds  depend  on  the circumstances of each policyowner or beneficiary.

EMPLOYEE BENEFIT PLANS

Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a Policy in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in the 1983 decision of Arizona Governing Committee v. Norris, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex. Policies are available for use in connection with such employment-related insurance and benefit plans which do not vary in any respect between male and female insureds of a particular age and underwriting classification.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of any of the Divisions thereof are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relate to the Separate Account.

LEGAL OPINION

Legal matters applicable to the issue and sale of the Policies, including the right of the Company to issue Policies under Iowa insurance law, have been passed upon by G. R. Narber, Senior Vice President and General Counsel of the Company.

INDEPENDENT AUDITORS


The financial statements of Principal Life Insurance Company Variable Life Separate Account and the financial statements of Principal Life Insurance Company which are included in this registration statement have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere in the registration statement.



REGISTRATION STATEMENT

A registration statement has been filed with the Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement to all of which reference is made for further information concerning the Separate Account, the Company and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The consolidated financial statements of Principal Life Insurance Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


                         Report of Independent Auditors





Board of Directors and Participants
Principal Life Insurance Company


We have audited the accompanying statement of net assets of Principal Life Insurance Company Variable Life Separate Account (comprising, respectively, the Balanced, Bond, Capital Value [formerly Capital Accumulation], High Yield, MidCap [formerly Emerging Growth], and Money Market Divisions; and, beginning February 1, 1997 [date operations commenced], the Aggressive Growth, Asset Allocation, Fidelity Contrafund, Fidelity Equity Income, Fidelity High Income, Government Securities, Growth and International [formerly World] Divisions; and, beginning May 1, 1998 [date operations commenced], the International SmallCap, MicroCap, MidCap Growth, Putnam Global Asset Allocation, Putnam Vista, Putnam Voyager, Real Estate, SmallCap, SmallCap Growth, SmallCap Value and Utilities Divisions) as of December 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal Life Insurance Company Variable Life Separate Account at December 31, 1998, and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
January 29, 1999

                        Principal Life Insurance Company
                         Variable Life Separate Account

                             Statement of Net Assets

                                December 31, 1998



Assets
Investments:
   Aggressive Growth Division:
     Aggressive Growth Account - 777,089 shares at net asset value of $18.33 per share (cost - $13,352,172)
                                                        $14,244,041
   Asset Allocation Division:
     Asset Allocation Account - 129,498 shares at net asset value of $12.30 per share (cost - $1,606,648)
                                                          1,592,829
   Balanced Division:
     Balanced Account - 607,950 shares at net asset value of $16.25 per share (cost - $9,341,735)
                                                          9,879,189
   Bond Division:
     Bond Account - 328,889 shares at net asset value of $12.02 per share (cost - $3,926,791)
                                                          3,953,245
   Capital Value Division:
     Capital Value Account - 617,691 shares at net asset value of $37.19 per share (cost - $21,049,295)
                                                         22,971,942
   Fidelity Contrafund Division:
     Fidelity Variable Insurance Products Fund II: Contrafund Portfolio.
     - 328,273 shares at net asset value of $24.44 per share
     (cost - $6,667,740)
                                                          8,023,001
   Fidelity Equity Income Division:
     Fidelity Variable Insurance Products Fund: Equity Income Portfolio - 192,980 shares at net asset value of $25.42 per share
     (cost - $4,613,703)
                                                          4,905,541
   Fidelity High Income Division:
     Fidelity Variable Insurance Products Fund: High Income Portfolio - 92,350 shares at net asset value of $11.53 per share
     (cost - $1,125,224)
                                                          1,064,791
   Government Securities Division:
     Government Securities Account - 296,704 shares at net asset value of $11.01 per share (cost - $3,276,232)
                                                          3,266,712
   Growth Division:
     Growth Account - 232,690 shares at net asset value of $20.46 per share (cost - $4,292,826)
                                                          4,760,835
   High Yield Division:
     Principal High Yield Account - 281,526 shares at net asset value of $8.06 per share (cost - $2,513,399)
                                                         2,269,099
   International Division:
     International Account - 537,577 shares at net asset value of $14.51 per share (cost - $7,973,977)
                                                          7,800,249


See accompanying notes.



Assets (continued)
Investments (continued):
   International SmallCap Division:
     International SmallCap Account - 35,132 shares at net asset value of $9.00 per share (cost - $301,178)
                                                      $       316,190
   MicroCap Division:
     MicroCap Account - 18,284 shares at net asset value of $8.17 per share (cost - $148,285)
                                                                  149,378
   MidCap Division:
     MidCap Account - 740,867 shares at net asset value of $34.37 per share (cost - $23,362,591)
                                                               25,463,610
   MidCap Growth Division:
     MidCap Growth Account - 32,736 shares at net asset value of $9.65 per share (cost - $287,894)
                                                                315,903
   Money Market Division:
     Money Market Account - 8,335,116 shares at net asset value (cost) of $1.00 per share
                                                              8,335,116
   Putnam Global Asset Allocation Division:
     Putnam VT Global Asset Allocation Fund - 3,968 shares at net asset value of
       $18.96 per share (cost - $70,918)
                                                                75,231
   Putnam Vista Division:
     Putnam VT Vista Fund - 8,354 shares at net asset value of $14.73 per share (cost - $102,314)
                                                                123,051
   Putnam Voyager Division:
     Putnam VT Voyager Fund - 19,636 shares at net asset value of $45.81 per share (cost - $793,947)
                                                                899,548
   Real Estate Division:
     Real Estate Account - 3,496 shares at net asset value of $9.07 per share (cost - $32,029)
                                                                   31,709
   SmallCap Division:
     SmallCap Account - 30,528 shares at net asset value of $8.21 per share (cost - $238,669)
                                                                  250,636
   SmallCap Growth Division:
     SmallCap Growth Account - 20,762 shares at net asset value of $10.10 per share (cost - $177,725)
                                                                209,695
   SmallCap Value Division:
     SmallCap Value Account - 17,283 shares at net asset value of $8.34 per share (cost - $138,722)
                                                                144,138
   Utilities Division:
     Utilities Account - 4,172 shares at net asset value of $10.93 per share (cost - $43,259)
                                                                   45,596
                                                            -----------------
Net assets                                                   $121,091,275
                                                            =================




                        Principal Life Insurance Company
                         Variable Life Separate Account

                       Statement of Net Assets (continued)

                                December 31, 1998


                                                                                   Unit
                                                                     Units         Value
                                                                     ------------------------
                                                                     ------------------------
Net assets are represented by:
   Aggressive Growth Division - PrinFlex Life                          966,076    $14.74           $14,244,041

   Asset Allocation Division - PrinFlex Life                           126,757     12.57             1,592,829

   Balanced Division:
     Flex Variable Life                                                128,004     29.66             3,796,104
     PrinFlex Life                                                     470,384     12.93             6,083,085
                                                                                                   -----------
                                                                                                     9,879,189
   Bond Division:
     Flex Variable Life                                                 81,499     23.91             1,948,335
     PrinFlex Life                                                     169,676     11.82             2,004,910
                                                                                                   -----------
                                                                                                     3,953,245
   Capital Value Division:
     Flex Variable Life                                                230,405     37.92             8,736,005
     PrinFlex Life                                                   1,001,214     14.22            14,235,937
                                                                                                   -----------
                                                                                                    22,971,942

   Fidelity Contrafund Division - PrinFlex Life                        509,526     15.75             8,023,001

   Fidelity Equity Income Division - PrinFlex Life                     358,372     13.69             4,905,541

   Fidelity High Income Division - PrinFlex Life                        96,628     11.02             1,064,791

   Government Securities Division - PrinFlex Life                      276,130     11.83             3,266,712

   Growth Division - PrinFlex Life                                     323,329     14.72             4,760,835

   High Yield Division - Flex Variable Life                            106,040     21.40             2,269,099

   International Division - PrinFlex Life                              647,156     12.05             7,800,249

   International SmallCap Division - PrinFlex Life                      34,925      9.05               316,190

   MicroCap Division - PrinFlex Life                                    18,274      8.17               149,378

   MidCap Division:
     Flex Variable Life                                                279,181     41.05            11,460,175
     PrinFlex Life                                                   1,122,974     12.47            14,003,435
                                                                                                   -----------
                                                                                                    25,463,610

   MidCap Growth Division - PrinFlex Life                               32,540      9.71               315,903


See accompanying notes.


                                                                                   Unit
                                                                       Units       Value
                                                                     -----------------------
                                                                     -----------------------
Net assets are represented by (continued):
   Money Market Division:
     Flex Variable Life                                                 22,133    $16.40           $    362,873
     PrinFlex Life                                                     723,761     11.02              7,972,243
                                                                                                   ------------
                                                                                                      8,335,116

   Putnam Global Asset Allocation Division - PrinFlex Life
                                                                         7,305     10.30                 75,231

   Putnam Vista Division - PrinFlex Life                                11,712     10.51                123,051

   Putnam Voyager Division - PrinFlex Life                              82,965     10.84                899,548

   Real Estate Division - PrinFlex Life                                  3,390      9.35                 31,709

   SmallCap Division - PrinFlex Life                                    31,352      7.99                250,636

   SmallCap Growth Division - PrinFlex Life                             20,430     10.26                209,695

   SmallCap Value Division - PrinFlex Life                              16,935      8.51                144,138

   Utilities Division - PrinFlex Life                                    3,944     11.56                 45,596
                                                                                                   ------------
Net assets                                                                                         $121,091,275
                                                                                                   ============


                        Principal Life Insurance Company
                         Variable Life Separate Account

                            Statements of Operations

                  Years ended December 31, 1998, 1997 and 1996

                                                                                               Aggressive
                                                                                                 Growth
                                                                                 Combined     Division (1)
                                                                               -------------- --------------
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                    $1,927,629    $     25,269
   Capital gains distributions                                                   3,545,632         576,813
                                                                               -------------- --------------
                                                                                 5,473,261         602,082
Expenses:
   Mortality and expense risks                                                     736,803          74,911
                                                                               -------------- --------------
Net investment income (loss)                                                     4,736,458         527,171

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                       1,677,430          11,214
Change in net unrealized appreciation/depreciation of investments                1,393,781         947,122
                                                                               ============== ==============
Net increase (decrease) in net assets resulting from operations                 $7,807,669      $1,485,507
                                                                               ============== ==============

Year ended December 31, 1997 Investment income (loss) Income:
   Dividends                                                                   $   980,811    $      8,174
   Capital gains distributions                                                   2,062,456         410,207
                                                                               -------------- --------------
                                                                                 3,043,267         418,381
Expenses:
   Mortality and expense risks                                                     323,452          12,033
                                                                               -------------- --------------
Net investment income (loss)                                                     2,719,815         406,348

Realized and unrealized gains (losses) on investments
Net realized gains on investments                                                1,992,490           2,207
Change in net unrealized appreciation/depreciation of investments                2,414,101         (55,253)
                                                                               -------------- --------------
Net increase (decrease) in net assets resulting from operations                 $7,126,406     $   353,302
                                                                               ============== ==============

Year ended December 31, 1996 Investment income Income:
   Dividends                                                                   $   576,069    $        -
   Capital gains distributions                                                   1,240,739             -
                                                                               -------------- --------------
                                                                                 1,816,808             -
Expenses:
   Mortality and expense risks                                                     160,075             -
                                                                               -------------- --------------
Net investment income                                                            1,656,733             -

Realized and unrealized gains (losses) on investments
Net realized gains on investments                                                  196,669             -
Change in net unrealized appreciation/depreciation of investments                1,785,917             -
                                                                               -------------- --------------
Net increase in net assets resulting from operations                            $3,639,319    $        -
                                                                               ============== ==============

(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.

See accompanying notes.


                                                                              Asset                                   Capital
                                                                            Allocation      Balanced      Bond         Value
                                                                           Division (1)     Division    Division      Division
                                                                        -------------------------------------------------------
                                                                        -------------------------------------------------------
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                               $37,595        $278,168     $200,418     $  398,541
   Capital gains distributions                                              39,061         298,323        2,083        748,100
                                                                        -------------------------------------------------------
                                                                            76,656         576,491      202,501      1,146,641
Expenses:
   Mortality and expense risks                                               9,173          63,126       24,494        136,738
                                                                        -------------------------------------------------------
Net investment income (loss)                                                67,483         513,365      178,007      1,009,903

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                  (1,770)        161,523       33,503        281,655
Change in net unrealized appreciation/depreciation of investments           10,057         118,060      (19,726)       461,090
                                                                        =======================================================
Net increase (decrease) in net assets resulting from operations            $75,770        $792,948     $191,784     $1,752,648
                                                                        =======================================================
Year ended December 31, 1997 Investment income (loss) Income:
   Dividends                                                               $11,857        $150,137     $136,267     $  211,818
   Capital gains distributions                                              42,154         346,134            -        794,643
                                                                        -------------------------------------------------------
                                                                            54,011         496,271      136,267      1,006,461
Expenses:
   Mortality and expense risks                                               1,700          38,702       14,802         69,600
                                                                        -------------------------------------------------------
Net investment income (loss)                                                52,311         457,569      121,465        936,861

Realized and unrealized gains (losses) on investments
Net realized gains on investments                                              549         236,637       18,598        342,684
Change in net unrealized appreciation/depreciation of investments          (23,876)        104,396       55,567        895,157
                                                                        =======================================================
Net increase (decrease) in net assets resulting from operations            $28,984        $798,602     $195,630     $2,174,702
                                                                        =======================================================
Year ended December 31, 1996 Investment income Income:
   Dividends                                                               $     -        $110,439    $  92,610     $  118,875
   Capital gains distributions                                                   -         244,144            -        745,903
                                                                        -------------------------------------------------------
                                                                                 -         354,583       92,610        864,778
Expenses:
   Mortality and expense risks                                                   -          25,360        8,256         36,169
                                                                        -------------------------------------------------------
Net investment income                                                            -         329,223       84,354        828,609
Realized and unrealized gains (losses) on investments
Net realized gains on investments                                                -          20,387        2,798         36,486
Change in net unrealized appreciation/depreciation of investments                -          77,334      (53,168)       247,560
                                                                        =======================================================
Net increase in net assets resulting from operations                       $     -        $426,944     $ 33,984     $1,112,655
                                                                        =======================================================


(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.

See accompanying notes.

                                                                             Fidelity           Fidelity Equity    Fidelity High
                                                                            Contrafund              Income           Income
                                                                            Division (1)           Division(1)      Division (1)
                                                                        ------------------------------------------------------
                                                                        ------------------------------------------------------
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                $   17,790           $ 18,251         $ 31,106
   Capital gains distributions                                                 130,883             64,952           19,765
                                                                        ------------------------------------------------------
                                                                               148,673             83,203           50,871
Expenses:
   Mortality and expense risks                                                  37,872             24,478            7,171
                                                                        ------------------------------------------------------
Net investment income (loss)                                                   110,801             58,725           43,700

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                      12,594              5,628          (11,177)
Change in net unrealized appreciation/depreciation of investments            1,240,221            219,300          (81,364)
                                                                        ======================================================
Net increase (decrease) in net assets resulting from operations             $1,363,616           $283,653         $(48,841)
                                                                        ======================================================

Year ended December 31, 1997 Investment income (loss) Income:
   Dividends                                                                $        -           $      -         $      -
   Capital gains distributions                                                       -                  -                -
                                                                        ------------------------------------------------------
                                                                                     -                  -                -
Expenses:
   Mortality and expense risks                                                   6,014              3,260            1,353
                                                                        ------------------------------------------------------
Net investment income (loss)                                                    (6,014)            (3,260)          (1,353)

Realized and unrealized gains (losses) on investments
Net realized gains on investments                                                  850                630            3,224
Change in net unrealized appreciation/depreciation of investments              115,040             72,538           20,931
                                                                        ======================================================
Net increase (decrease) in net assets resulting from operations             $  109,876           $ 69,908         $ 22,802
                                                                        ======================================================
Year ended December 31, 1996 Investment income Income:
   Dividends                                                                $        -           $      -         $      -
   Capital gains distributions                                                       -                  -                -

Expenses:                                                                ------------------------------------------------------
                                                                                     -                  -                -
   Mortality and expense risks                                                       -                  -                -
                                                                         ------------------------------------------------------
Net investment income                                                                -                  -                -

Realized and unrealized gains (losses) on investments
Net realized gains on investments                                                    -                  -                -
Change in net unrealized appreciation/depreciation of investments                    -                  -                -
                                                                        ======================================================
Net increase in net assets resulting from operations                        $        -           $      -         $      -
                                                                        ======================================================


(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.

See accompanying notes.


                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

                  Years ended December 31, 1998, 1997 and 1996

                                                                                 Government
                                                                                 Securities        Growth
                                                                                Division (1)      Division (1)
                                                                               ----------------  --------------
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                       $111,671        $ 46,962
   Capital gains distributions                                                            -          44,586
                                                                               ----------------  --------------
                                                                                    111,671          91,548
Expenses:
   Mortality and expense risks                                                       14,161          22,163
                                                                               ----------------  --------------
Net investment income (loss)                                                         97,510          69,385

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                            1,370           8,386
Change in net unrealized appreciation/depreciation of investments                    (6,358)        437,013
                                                                               ================  ==============
Net increase (decrease) in net assets resulting from operations                    $ 92,522        $514,784
                                                                               ================  ==============

Year ended December 31, 1997 Investment income (loss) Income:
   Dividends                                                                       $  5,365        $  9,349
   Capital gains distributions                                                            -           5,271
                                                                               ----------------  --------------
                                                                                      5,365          14,620
Expenses:
   Mortality and expense risks                                                          138           2,499
                                                                               ----------------  --------------
Net investment income (loss)                                                          5,227          12,121

Realized and unrealized gains (losses) on investments
Net realized gains on investments                                                        15             299
Change in net unrealized appreciation/depreciation of investments                    (3,162)         30,996
                                                                               ----------------  ----------------
Net increase (decrease) in net assets resulting from operations                    $  2,080        $ 43,416
                                                                               ================  ==============

Year ended December 31, 1996 Investment income Income:
   Dividends                                                                       $      -        $      -
   Capital gains distributions                                                            -               -
                                                                               ----------------  --------------
                                                                                          -               -
Expenses:
   Mortality and expense risks                                                            -               -
                                                                               ----------------  --------------
Net investment income                                                                     -               -

Realized and unrealized gains (losses) on investments
Net realized gains on investments                                                         -               -
Change in net unrealized appreciation/depreciation of investments                         -               -
                                                                               ----------------  --------------

Net increase in net assets resulting from operations                               $      -        $      -
                                                                               ================  ==============

(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.

See accompanying notes.



                                                                                   High                           International
                                                                                  Yield        International      SmallCap
                                                                                 Division       Division(1)       Division(2)
                                                                            -----------------------------------------------------
                                                                            -----------------------------------------------------
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                    $202,766         $118,274         $  851
   Capital gains distributions                                                         -          238,049              -
                                                                            -----------------------------------------------------
                                                                                 202,766          356,323            851
Expenses:
   Mortality and expense risks                                                    16,917           47,404            732
                                                                            -----------------------------------------------------
Net investment income (loss)                                                     185,849          308,919            119

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                        (1,713)           5,582            (148)
Change in net unrealized appreciation/depreciation of investments               (222,572)          (8,068)         15,012
                                                                            =====================================================
Net increase (decrease) in net assets resulting from operations                 $(38,436)        $306,433         $14,983
                                                                            =====================================================
Year ended December 31, 1997 Investment income (loss) Income:
   Dividends                                                                    $162,794         $ 44,308         $    -
   Capital gains distributions                                                         -           73,919              -
                                                                            -----------------------------------------------------
                                                                                 162,794          118,227              -
Expenses:
   Mortality and expense risks                                                    11,434            9,278              -
                                                                            -----------------------------------------------------
Net investment income (loss)                                                     151,360          108,949              -

Realized and unrealized gains (losses) on investments
Net realized gains on investments                                                 19,548              678              -
Change in net unrealized appreciation/depreciation of investments                (27,928)        (165,660)             -
                                                                            =====================================================
Net increase (decrease) in net assets resulting from operations                 $142,980         $(56,033)        $    -
                                                                            =====================================================


Year ended December 31, 1996 Investment income Income:
   Dividends                                                                    $107,701         $      -         $    -
   Capital gains distributions                                                         -                -              -
                                                                            -----------------------------------------------------
                                                                                 107,701                -              -
Expenses:
   Mortality and expense risks                                                     7,858                -              -
                                                                            -----------------------------------------------------
Net investment income                                                             99,843                -              -

Realized and unrealized gains (losses) on investments
Net realized gains on investments                                                     70                -              -
Change in net unrealized appreciation/depreciation of investments                 34,507                -              -
                                                                            =====================================================
Net increase in net assets resulting from operations                            $134,420         $      -         $    -
                                                                            =====================================================


(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.

See accompanying notes.

                                                                                                       MidCap         Money
                                                                        MicroCap        MidCap         Growth         Market
                                                                        Division(2)    Division       Division(2)    Division
                                                                        ------------------------------------------------------
                                                                        ------------------------------------------------------
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                            $ 620        $  146,679      $    -          $290,641
   Capital gains distributions                                              -         1,383,017           -               -
                                                                        ------------------------------------------------------
                                                                          620         1,529,696           -           290,641
Expenses:
   Mortality and expense risks                                            326           185,626          637           67,849
                                                                        ------------------------------------------------------
Net investment income (loss)                                              294         1,344,070         (637)         222,792

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                (681)       1,170,701          249              -
Change in net unrealized appreciation/depreciation of investments        1,093       (1,927,129)      28,009              -
                                                                        ======================================================
Net increase (decrease) in net assets resulting from operations         $  706       $  587,642      $27,621         $222,792
                                                                        ======================================================
Year ended December 31, 1997 Investment income (loss) Income:
   Dividends                                                            $   -        $  121,340      $    -          $119,402
   Capital gains distributions                                              -           390,128           -               -
                                                                        ------------------------------------------------------
                                                                            -           511,468           -           119,402
Expenses:
   Mortality and expense risks                                              -           127,942           -            24,697
                                                                        ------------------------------------------------------
Net investment income (loss)                                                -           383,526           -            94,705

Realized and unrealized gains (losses) on investments
Net realized gains on investments                                           -         1,366,571           -               -
Change in net unrealized appreciation/depreciation of investments           -         1,395,355           -               -
                                                                        ======================================================
Net increase (decrease) in net assets resulting from operations         $   -        $3,145,452      $    -          $ 94,705
                                                                        ======================================================


Year ended December 31, 1996 Investment income Income:
   Dividends                                                            $   -        $   99,423      $    -          $ 47,021
   Capital gains distributions                                              -           250,692           -               -
                                                                        ------------------------------------------------------
                                                                            -           350,115           -            47,021
Expenses:
   Mortality and expense risks                                              -            74,424           -             8,008
                                                                        ------------------------------------------------------
Net investment income                                                       -           275,691           -            39,013

Realized and unrealized gains (losses) on investments
Net realized gains on investments                                           -           136,928           -               -
Change in net unrealized appreciation/depreciation of investments           -         1,479,684           -               -
                                                                        ======================================================
Net increase in net assets resulting from operations                    $   -        $1,892,303      $    -          $ 39,013
                                                                        ======================================================


(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.

See accompanying notes.


                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

                          Year ended December 31, 1998


                                                                          Putnam Global           Putnam
                                                                         Asset Allocation          Vista
                                                                           Division(2)          Division(2)
                                                                        -----------------      -----------
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                $    -             $     -
   Capital gains distributions                                                   -                   -
                                                                        -----------------      -----------
                                                                                 -                   -
Expenses:
   Mortality and expense risks                                                 120                 174
                                                                        -----------------      -----------
Net investment income (loss)                                                  (120)               (174)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                     140                 252
Change in net unrealized appreciation/depreciation of investments            4,313              20,737
                                                                        =================      ===========
Net increase (decrease) in net assets resulting from operations             $4,333             $20,815
                                                                        =================      ===========


(2) Commenced operations May 1, 1998.


See accompanying notes.




                                                                              Putnam
                                                                              Voyager          Real Estate      SmallCap
                                                                              Division (2)     Division (2)    Division (2)
                                                                          --------------------------------------------------
                                                                          --------------------------------------------------
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                  $      -         $867           $    24
   Capital gains distributions                                                       -            -                 -
                                                                          --------------------------------------------------
                                                                                     -          867                24
Expenses:
   Mortality and expense risks                                                   1,414           56               557
                                                                          --------------------------------------------------
Net investment income (loss)                                                    (1,414)         811              (533)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                          45          (64)              (75)
Change in net unrealized appreciation/depreciation of investments              105,601         (320)           11,967
                                                                          ==================================================
Net increase (decrease) in net assets resulting from operations               $104,232         $427           $11,359
                                                                          ==================================================


(2) Commenced operations May 1, 1998.


See accompanying notes.

                                                                               SmallCap          SmallCap
                                                                                Growth            Value         Utilities
                                                                              Division(2)       Division(2)    Division(2)
                                                                          ---------------------------------------------
                                                                          ---------------------------------------------
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                  $     -          $  512          $ 624
   Capital gains distributions                                                      -               -              -
                                                                          ---------------------------------------------
                                                                                    -             512            624
Expenses:
   Mortality and expense risks                                                    385             255             64
                                                                          ---------------------------------------------
Net investment income (loss)                                                     (385)            257            560

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                        (20)           (136)           372
Change in net unrealized appreciation/depreciation of investments              31,970           5,416          2,337
                                                                          =============================================
Net increase (decrease) in net assets resulting from operations               $31,565          $5,537         $3,269
                                                                          =============================================


(2) Commenced operations May 1, 1998.


See accompanying notes.


                        Principal Life Insurance Company
                         Variable Life Separate Account

                       Statements of Changes in Net Assets

                          Year ended December 31, 1998


                                                                                               Aggressive
                                                                                                 Growth
                                                                                 Combined      Division (1)
                                                                           ---------------------------------
Net assets at January 1, 1998                                                 $  57,094,676   $  3,915,455

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                  4,736,458        527,171
   Net realized gains (losses) on investments                                    1,677,430         11,214
   Change in net unrealized appreciation/depreciation of investments             1,393,781        947,122
                                                                           ---------------------------------
Net increase (decrease) in net assets resulting from operations                  7,807,669      1,485,507

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                             120,735,689     11,625,624
   Contract terminations and surrenders                                         (9,524,969)      (103,562)
   Death benefit payments                                                          (30,033)        (2,799)
   Policy loan transfers                                                        (1,569,958)      (179,094)
   Transfers to other contracts                                                (42,264,927)    (1,075,297)
   Cost of insurance and administration charges                                (10,698,734)    (1,364,250)
   Surrender charges                                                              (458,138)       (57,543)
                                                                           ---------------------------------
Increase in net assets from policy related transactions                         56,188,930      8,843,079
                                                                           ---------------------------------
Total increase                                                                  63,996,599     10,328,586
                                                                           ---------------------------------
Net assets at December 31, 1998                                               $121,091,275    $14,244,041
                                                                           =================================


(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.


See accompanying notes.

                                                                              Asset                                    Capital
                                                                           Allocation    Balanced        Bond           Value
                                                                           Division(1)   Division      Division        Division
                                                                           -------------------------------------------------------
Net assets at January 1, 1998                                             $  561,781  $5,707,028     $2,270,847     $11,822,941

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                               67,483     513,365        178,007       1,009,903
   Net realized gains (losses) on investments                                 (1,770)    161,523         33,503         281,655
   Change in net unrealized appreciation/depreciation of investments          10,057     118,060        (19,726)        461,090
                                                                        ----------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               75,770     792,948        191,784       1,752,648

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                         1,591,693   7,040,409      3,302,871      16,284,235
   Contract terminations and surrenders                                       (4,085) (1,368,274)      (302,397)     (2,480,693)
   Death benefit payments                                                          -        (517)        (1,856)         (6,646)
   Policy loan transfers                                                     (10,991)   (244,822)       (81,085)       (170,516)
   Transfers to other contracts                                             (480,701) (1,287,295)    (1,034,053)     (2,543,349)
   Cost of insurance and administration charges                             (138,368)   (718,018)      (377,536)     (1,611,497)
   Surrender charges                                                          (2,270)    (42,270)       (15,330)        (75,181)
                                                                        ----------------------------------------------------------
Increase in net assets from policy related transactions                      955,278   3,379,213      1,490,614       9,396,353
                                                                        ----------------------------------------------------------
Total increase                                                             1,031,048   4,172,161      1,682,398      11,149,001
                                                                        ----------------------------------------------------------
Net assets at December 31, 1998                                           $1,592,829  $9,879,189     $3,953,245     $22,971,942
                                                                        ==========================================================


(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.


See accompanying notes.

                                                                             Fidelity     Fidelity Equity    Fidelity High
                                                                            Contrafund       Income              Income
                                                                            Division (1)    Division(1)        Division (1)
                                                                         -----------------------------------------------------
Net assets at January 1, 1998                                             $2,089,509       $1,018,314       $  329,510

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                              110,801           58,725           43,700
   Net realized gains (losses) on investments                                 12,594            5,628          (11,177)
   Change in net unrealized appreciation/depreciation of investments       1,240,221          219,300          (81,364)
                                                                         --------------------------------------------------
Net increase (decrease) in net assets resulting from operations            1,363,616          283,653          (48,841)

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                         6,142,338        4,698,442        1,259,486
   Contract terminations and surrenders                                      (74,844)         (17,461)          (4,697)
   Death benefit payments                                                       (402)          (3,431)          (1,170)
   Policy loan transfers                                                    (145,298)         (69,698)         (53,013)
   Transfers to other contracts                                             (678,221)        (572,136)        (318,315)
   Cost of insurance and administration charges                             (632,111)        (422,440)         (95,559)
   Surrender charges                                                         (41,586)          (9,702)          (2,610)
                                                                         --------------------------------------------------
Increase in net assets from policy related transactions                    4,569,876        3,603,574          784,122
                                                                         --------------------------------------------------
Total increase                                                             5,933,492        3,887,227          735,281
                                                                         --------------------------------------------------
Net assets at December 31, 1998                                           $8,023,001       $4,905,541       $1,064,791
                                                                         ==================================================


(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.


See accompanying notes.


                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1998



                                                                             Government
                                                                             Securities    Growth Division
                                                                            Division (1)         (1)
                                                                           ---------------------------------
Net assets at January 1, 1998                                                  $  104,221      $  921,533

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                    97,510          69,385
   Net realized gains (losses) on investments                                       1,370           8,386
   Change in net unrealized appreciation/depreciation of investments               (6,358)        437,013
                                                                           ---------------------------------
Net increase (decrease) in net assets resulting from operations                    92,522         514,784

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes
                                                                                3,283,931       4,050,726
   Contract terminations and surrenders                                            (1,547)        (24,252)
   Death benefit payments                                                               -               -
   Policy loan transfers                                                           (9,130)        (33,585)
   Transfers to other contracts                                                   (93,010)       (235,746)
   Cost of insurance and administration charges                                  (109,416)       (419,150)
   Surrender charges                                                                 (859)        (13,475)
                                                                           ---------------------------------
Increase in net assets from policy related transactions                         3,069,969       3,324,518
                                                                           ---------------------------------
Total increase                                                                  3,162,491       3,839,302
                                                                           =================================
Net assets at December 31, 1998                                                $3,266,712      $4,760,835
                                                                           =================================


(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.


See accompanying notes.

                                                                                                            International
                                                                             High Yield     International      SmallCap
                                                                              Division      Division (1)     Division (2)
                                                                          --------------------------------------------------
Net assets at January 1, 1998                                                $2,092,182      $2,716,270       $     -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                 185,849         308,919            119
   Net realized gains (losses) on investments                                    (1,713)          5,582           (148)
   Change in net unrealized appreciation/depreciation of investments           (222,572)         (8,068)        15,012
                                                                          --------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 (38,436)        306,433         14,983

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                              654,374       6,275,718        334,028
   Contract terminations and surrenders                                        (223,218)        (52,096)          (509)
   Death benefit payments                                                             -          (2,388)             -
   Policy loan transfers                                                         (2,756)        (93,812)             -
   Transfers to other contracts                                                 (82,650)       (623,489)       (18,167)
   Cost of insurance and administration charges                                (126,865)       (697,441)       (13,862)
   Surrender charges                                                             (3,532)        (28,946)          (283)
                                                                          --------------------------------------------------
Increase in net assets from policy related transactions                         215,353       4,777,546        301,207
                                                                          --------------------------------------------------
Total increase                                                                  176,917       5,083,979        316,190
                                                                          --------------------------------------------------
Net assets at December 31, 1998                                              $2,269,099      $7,800,249       $316,190
                                                                          ==================================================

(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.


See accompanying notes.

                                                                                                      MidCap Growth   Money Market
                                                                          MicroCap    MidCap Division  Division (2)     Division
                                                                        Division (2)
                                                                        -----------------------------------------------------------
Net assets at January 1, 1998                                              $     -      $19,216,629      $     -      $ 4,328,456

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                 294       1,344,070          (637)        222,792
   Net realized gains (losses) on investments                                  (681)      1,170,701           249               -
   Change in net unrealized appreciation/depreciation of investments          1,093      (1,927,129)       28,009               -
                                                                        -----------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 706         587,642        27,621         222,792

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                          158,559      15,747,739       306,597      36,243,366
   Contract terminations and surrenders                                           -      (4,608,554)          (24)       (258,565)
   Death benefit payments                                                         -          (9,498)            -          (1,326)
   Policy loan transfers                                                     (2,410)       (462,004)            -          (8,878)
   Transfers to other contracts                                              (2,484)     (2,445,385)       (4,378)    (30,709,128)
   Cost of insurance and administration charges                              (4,993)     (2,424,710)      (13,899)     (1,455,420)
   Surrender charges                                                              -        (138,249)          (14)        (26,181)
                                                                        -----------------------------------------------------------
Increase in net assets from policy related transactions                     148,672       5,659,339       288,282       3,783,868
                                                                        -----------------------------------------------------------
Total increase                                                              149,378       6,246,981       315,903       4,006,660
                                                                        -----------------------------------------------------------
Net assets at December 31, 1998                                            $149,378     $25,463,610      $315,903     $ 8,335,116
                                                                        ===========================================================

(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.


See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1998

                                                                                   Putnam Global       Putnam Vista
                                                                                  Asset Allocation      Division (2)
                                                                                   Division (2)
                                                                           ------------------------   ----------
Net assets at January 1, 1998                                                     $     -             $      -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                      (120)                (174)
   Net realized gains (losses) on investments                                         140                  252
   Change in net unrealized appreciation/depreciation of investments                4,313               20,737
                                                                           ------------------------   ----------
Net increase (decrease) in net assets resulting from operations                     4,333               20,815

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                                 76,196              114,287
   Contract terminations and surrenders                                                 -                    -
   Death benefit payments                                                               -                    -
   Policy loan transfers                                                                -                    -
   Transfers to other contracts                                                    (1,426)              (7,306)
   Cost of insurance and administration charges                                    (3,872)              (4,745)
   Surrender charges                                                                    -                    -
                                                                           ------------------------   ----------
Increase in net assets from policy related transactions                            70,898              102,236
                                                                           ------------------------   ----------
Total increase                                                                     75,231              123,051
                                                                           ------------------------   ----------
Net assets at December 31, 1998                                                   $75,231             $123,051
                                                                           ========================   ==========


(2) Commenced operations May 1, 1998.


See accompanying notes.

                                                                                 Putnam Voyager      Real Estate        SmallCap
                                                                                  Division (2)       Division (2)      Division (2)
                                                                           --------------------------------------------------------
Net assets at January 1, 1998                                                   $      -           $     -           $      -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                   (1,414)              811               (533)
   Net realized gains (losses) on investments                                         45               (64)               (75)
   Change in net unrealized appreciation/depreciation of investments             105,601              (320)            11,967
                                                                           --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  104,232               427             11,359

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                               868,001            33,346            251,162
   Contract terminations and surrenders                                              (93)              (23)               (25)
   Death benefit payments                                                              -                 -                  -
   Policy loan transfers                                                          (2,429)                -               (241)
   Transfers to other contracts                                                  (32,669)             (406)            (3,354)
   Cost of insurance and administration charges                                  (37,442)           (1,622)            (8,251)
   Surrender charges                                                                 (52)              (13)               (14)
                                                                           --------------------------------------------------------
Increase in net assets from policy related transactions                          795,316            31,282            239,277
                                                                           --------------------------------------------------------
Total increase                                                                   899,548            31,709            250,636
                                                                           --------------------------------------------------------
Net assets at December 31, 1998                                                 $899,548           $31,709           $250,636
                                                                           ========================================================


(2) Commenced operations May 1, 1998.


See accompanying notes.

                                                                                  SmallCap Growth    SmallCap Value     Utilities
                                                                                   Division (2)       Division (2)     Division (2)
                                                                              ----------------------------------------------------
Net assets at January 1, 1998                                                   $    -             $      -          $     -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                     (385)               257              560
   Net realized gains (losses) on investments                                        (20)              (136)             372
   Change in net unrealized appreciation/depreciation of investments              31,970              5,416            2,337
                                                                              ----------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   31,565              5,537            3,269

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                               193,803            145,362           53,396
   Contract terminations and surrenders                                              (22)               (28)               -
   Death benefit payments                                                              -                  -                -
   Policy loan transfers                                                               -                  -             (196)
   Transfers to other contracts                                                   (6,641)              (828)          (8,493)
   Cost of insurance and administration charges                                   (8,998)            (5,889)          (2,380)
   Surrender charges                                                                 (12)               (16)               -
                                                                              ----------------------------------------------------
Increase in net assets from policy related transactions                          178,130            138,601           42,327
                                                                              ----------------------------------------------------
Total increase                                                                   209,695            144,138           45,596
                                                                              ----------------------------------------------------
Net assets at December 31, 1998                                                 $209,695           $144,138          $45,596
                                                                              ====================================================


(2) Commenced operations May 1, 1998.


See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                     Years ended December 31, 1997 and 1996

                                                                                                Aggressive
                                                                                                  Growth
                                                                                 Combined      Division (1)
                                                                             --------------------------------
Net assets at January 1, 1996                                                   $16,678,135       $       -

Increase (decrease) in net assets
Operations:
   Net investment income                                                          1,656,733               -
   Net realized gains on investments                                                196,669               -
   Change in net unrealized appreciation/depreciation of investments              1,785,917               -
                                                                             --------------------------------
Net increase in net assets resulting from operations                              3,639,319               -

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes         18,395,810               -
   Contract terminations and surrenders                                            (722,867)              -
   Death benefit payments                                                           (37,233)              -
   Policy loan transfers                                                           (473,677)              -
   Transfers to other contracts                                                  (5,580,579)              -
   Cost of insurance and administration charges                                  (2,456,536)              -
   Surrender charges                                                                (97,354)              -
                                                                             --------------------------------
Increase in net assets from policy related transactions                           9,027,564               -
                                                                             --------------------------------
Total increase                                                                   12,666,883               -
                                                                             --------------------------------
Net assets at December 31, 1996                                                  29,345,018               -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                   2,719,814         406,348
   Net realized gains on investments                                              1,992,490           2,207
   Change in net unrealized appreciation/depreciation of investments              2,414,102         (55,253)
                                                                             --------------------------------
Net increase (decrease) in net assets resulting from operations                   7,126,406         353,302

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes         51,193,569       3,869,959
   Contract terminations and surrenders                                         (10,340,289)         (5,409)
   Death benefit payments                                                           (35,772)              -
   Policy loan transfers                                                           (990,280)        (12,314)
   Transfers to other contracts                                                 (14,297,011)        (56,802)
   Cost of insurance and administration charges                                  (4,726,082)       (225,959)
   Surrender charges                                                               (180,883)         (7,322)
                                                                             --------------------------------
Increase in net assets from policy related transactions                          20,623,252       3,562,153
                                                                             --------------------------------
Total increase                                                                   27,749,658       3,915,455
                                                                             --------------------------------
Net assets at December 31, 1997                                                  57,094,676       3,915,455


(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.

See accompanying notes.

                                                                              Asset                                       Capital
                                                                           Allocation        Balanced        Bond          Value
                                                                            Division         Division      Division       Division
                                                                               (1)
                                                                           ---------------------------------------------------------
Net assets at January 1, 1996                                              $     -     $ 2,794,881     $  922,511    $3,975,025

Increase (decrease) in net assets
Operations:
   Net investment income                                                         -        329,223         84,354        828,609
   Net realized gains on investments                                             -         20,387          2,798         36,486
   Change in net unrealized appreciation/depreciation of investments             -         77,334        (53,168)       247,560
                                                                           ---------------------------------------------------------
Net increase in net assets resulting from operations                             -        426,944         33,984      1,112,655

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes         -      1,743,079        953,519      2,993,788
   Contract terminations and surrenders                                          -        (98,967)       (23,277)      (167,257)
   Death benefit payments                                                        -        (11,941)           (81)       (17,425)
   Policy loan transfers                                                         -         (9,028)       (21,841)      (153,962)
   Transfers to other contracts                                                  -       (161,403)      (115,001)      (217,253)
   Cost of insurance and administration charges                                  -       (325,580)      (103,879)      (481,237)
   Surrender charges                                                             -        (13,328)        (3,135)       (22,526)
                                                                           ---------------------------------------------------------
Increase in net assets from policy related transactions                          -      1,122,832        686,305      1,934,128
                                                                           ---------------------------------------------------------
Total increase                                                                   -      1,549,776        720,289      3,046,783
                                                                           ---------------------------------------------------------
Net assets at December 31, 1996                                                  -      4,344,657      1,642,800      7,021,808

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                             52,311        457,569        121,465        936,861
   Net realized gains on investments                                           549        236,637         18,598        342,684
   Change in net unrealized appreciation/depreciation of investments       (23,876)       104,396         55,567        895,157
                                                                           ---------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             28,984        798,602        195,630      2,174,702

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes   562,968      3,035,179      1,595,001      6,782,066
   Contract terminations and surrenders                                        (15)    (1,398,821)      (414,701)    (2,651,564)
   Death benefit payments                                                        -              -              -         (8,829)
   Policy loan transfers                                                    (6,314)      (145,315)       (55,770)      (183,175)
   Transfers to other contracts                                               (690)      (454,671)      (434,583)      (441,824)
   Cost of insurance and administration charges                            (23,132)      (450,585)      (250,798)      (827,795)
   Surrender charges                                                           (20)       (22,018)        (6,732)       (42,448)
                                                                           ---------------------------------------------------------
Increase in net assets from policy related transactions                    532,797        563,769        432,417      2,626,431
                                                                           ---------------------------------------------------------
Total increase                                                             561,781      1,362,371        628,047      4,801,133
                                                                           ---------------------------------------------------------
Net assets at December 31, 1997                                            561,781      5,707,028      2,270,847     11,822,941


(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.

See accompanying notes.

                                                                                    Fidelity      Fidelity Equity     Fidelity High
                                                                                   Contrafund     Income Division        Income
                                                                                  Division (1)          (1)           Division (1)
                                                                            ------------------------------------------------------
Net assets at January 1, 1996                                                  $       -         $       -            $     -

Increase (decrease) in net assets
Operations:
   Net investment income                                                               -                 -                  -
   Net realized gains on investments                                                   -                 -                  -
   Change in net unrealized appreciation/depreciation of investments                   -                 -                  -
                                                                            ------------------------------------------------------
Net increase in net assets resulting from operations                                   -                 -                  -

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes               -                 -                  -
   Contract terminations and surrenders                                                -                 -                  -
   Death benefit payments                                                              -                 -                  -
   Policy loan transfers                                                               -                 -                  -
   Transfers to other contracts                                                        -                 -                  -
   Cost of insurance and administration charges                                        -                 -                  -
   Surrender charges                                                                   -                 -                  -
                                                                            ------------------------------------------------------
Increase in net assets from policy related transactions                                -                 -                  -
                                                                            ------------------------------------------------------
Total increase                                                                         -                 -                  -
                                                                            ------------------------------------------------------
Net assets at December 31, 1996                                                        -                 -                  -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                   (6,014)           (3,260)            (1,353)
   Net realized gains on investments                                                 850               630              3,224
   Change in net unrealized appreciation/depreciation of investments             115,040            72,538             20,931
                                                                            ------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  109,876            69,908             22,802

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes       2,125,905         1,018,045            369,108
   Contract terminations and surrenders                                             (666)             (740)              (262)
   Death benefit payments                                                              -                 -                  -
   Policy loan transfers                                                          (9,953)             (800)           (26,280)
   Transfers to other contracts                                                  (24,082)           (9,962)           (20,415)
   Cost of insurance and administration charges                                 (110,670)          (57,135)           (15,088)
   Surrender charges                                                                (901)           (1,002)              (355)
                                                                            ------------------------------------------------------
Increase in net assets from policy related transactions                        1,979,633           948,406            306,708
                                                                            ------------------------------------------------------
Total increase                                                                 2,089,509         1,018,314            329,510
                                                                            ------------------------------------------------------
Net assets at December 31, 1997                                                2,089,509         1,018,314            329,510


(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                     Years ended December 31, 1997 and 1996

                                                                                   Government
                                                                                   Securities       Growth
                                                                                   Division (1)    Division (1)
                                                                             --------------------------------
Net assets at January 1, 1996                                                     $     -          $     -

Increase (decrease) in net assets
Operations:
   Net investment income                                                                -                -
   Net realized gains on investments                                                    -                -
   Change in net unrealized appreciation/depreciation of investments                    -                -
                                                                             --------------------------------
Net increase in net assets resulting from operations                                    -                -

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes                -                -
   Contract terminations and surrenders                                                 -                -
   Death benefit payments                                                               -                -
   Policy loan transfers                                                                -                -
   Transfers to other contracts                                                         -                -
   Cost of insurance and administration charges                                         -                -
   Surrender charges                                                                    -                -
                                                                             --------------------------------
Increase in net assets from policy related transactions                                 -                -
                                                                             --------------------------------
Total increase                                                                          -                -
                                                                             --------------------------------
Net assets at December 31, 1996                                                         -                -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                     5,227           12,121
   Net realized gains on investments                                                   15              299
   Change in net unrealized appreciation/depreciation of investments               (3,162)          30,996
                                                                             --------------------------------
Net increase (decrease) in net assets resulting from operations                     2,080           43,416

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes          109,941          938,351
   Contract terminations and surrenders                                                 -             (168)
   Death benefit payments                                                               -                -
   Policy loan transfers                                                                -              (73)
   Transfers to other contracts                                                    (1,786)          (1,396)
   Cost of insurance and administration charges                                    (6,014)         (58,369)
   Surrender charges                                                                    -             (228)
                                                                             --------------------------------
Increase in net assets from policy related transactions                           102,141          878,117
                                                                             --------------------------------
Total increase                                                                    104,221          921,533
                                                                             --------------------------------
Net assets at December 31, 1997                                                   104,221          921,533

(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.

See accompanying notes.

                                                                                  High                       International
                                                                                  Yield        International     SmallCap
                                                                                Division       Division (1)    Division (2)
                                                                             -------------------------------------------------
Net assets at January 1, 1996                                                   $ 854,028      $       -             $-

Increase (decrease) in net assets
Operations:
   Net investment income                                                           99,843              -              -
   Net realized gains on investments                                                   70              -              -
   Change in net unrealized appreciation/depreciation of investments               34,507              -              -
                                                                             -------------------------------------------------
Net increase in net assets resulting from operations                              134,420              -              -

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes          507,382              -              -
   Contract terminations and surrenders                                           (15,620)             -              -
   Death benefit payments                                                               -              -              -
   Policy loan transfers                                                            3,597              -              -
   Transfers to other contracts                                                   (56,488)             -              -
   Cost of insurance and administration charges                                   (99,942)             -              -
   Surrender charges                                                               (2,104)             -              -
                                                                             -------------------------------------------------
Increase in net assets from policy related transactions                           336,825              -              -
                                                                             -------------------------------------------------
Total increase                                                                    471,245              -              -
                                                                             -------------------------------------------------
Net assets at December 31, 1996                                                 1,325,273              -              -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                   151,360        108,949              -
   Net realized gains on investments                                               19,548            678              -
   Change in net unrealized appreciation/depreciation of investments              (27,928)      (165,660)             -
                                                                             -------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   142,980        (56,033)             -

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes        1,100,347      3,053,987              -
   Contract terminations and surrenders                                          (254,148)        (1,601)             -
   Death benefit payments                                                          (1,913)             -              -
   Policy loan transfers                                                          (38,855)       (20,879)             -
   Transfers to other contracts                                                   (56,489)      (102,897)             -
   Cost of insurance and administration charges                                  (121,092)      (154,140)             -
   Surrender charges                                                               (3,921)        (2,167)             -
                                                                             -------------------------------------------------
Increase in net assets from policy related transactions                           623,929      2,772,303              -
                                                                             -------------------------------------------------
Total increase                                                                    766,909      2,716,270              -
                                                                             -------------------------------------------------
Net assets at December 31, 1997                                                 2,092,182      2,716,270              -

(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.

See accompanying notes.

                                                                                                              MidCap       Money
                                                                                 MicroCap        MidCap       Growth       Market
                                                                                Division(2)     Division     Division(2)  Division
                                                                                ---------------------------------------------------
Net assets at January 1, 1996                                                    $-          $7,728,821       $-       $   402,869

Increase (decrease) in net assets
Operations:
   Net investment income                                                          -             275,691         -           39,013
   Net realized gains on investments                                              -             136,928         -                -
   Change in net unrealized appreciation/depreciation of investments              -           1,479,684         -                -
                                                                                ---------------------------------------------------
Net increase in net assets resulting from operations                              -           1,892,303         -           39,013

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes          -           6,727,306         -        5,470,736
   Contract terminations and surrenders                                           -            (390,394)        -          (27,352)
   Death benefit payments                                                         -              (7,786)        -                -
   Policy loan transfers                                                          -            (276,069)        -          (16,374)
   Transfers to other contracts                                                   -            (785,468)        -       (4,244,966)
   Cost of insurance and administration charges                                   -          (1,131,138)        -         (314,760)
   Surrender charges                                                              -             (52,577)        -           (3,684)
                                                                                ---------------------------------------------------
Increase in net assets from policy related transactions                           -           4,083,874         -          863,600
                                                                                ---------------------------------------------------
Total increase                                                                    -           5,976,177         -          902,613
                                                                                ---------------------------------------------------
Net assets at December 31, 1996                                                   -         13,704,998          -        1,305,482

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                   -             383,525         -           94,705
   Net realized gains on investments                                              -           1,366,571         -                -
   Change in net unrealized appreciation/depreciation of investments              -           1,395,356         -                -
                                                                                ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   -           3,145,452         -           94,705

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes          -          11,608,767         -       15,023,945
   Contract terminations and surrenders                                           -          (5,304,517)        -         (307,677)
   Death benefit payments                                                         -             (25,030)        -                -
   Policy loan transfers                                                          -            (430,694)        -          (59,858)
   Transfers to other contracts                                                   -          (1,619,014)        -      (11,072,400)
   Cost of insurance and administration charges                                   -          (1,777,795)        -         (647,510)
   Surrender charges                                                              -             (85,538)        -           (8,231)
                                                                                ---------------------------------------------------
Increase in net assets from policy related transactions                           -           2,366,179         -        2,928,269
                                                                                ---------------------------------------------------
Total increase                                                                    -           5,511,631         -        3,022,974
                                                                                ---------------------------------------------------
Net assets at December 31, 1997                                                   -          19,216,629         -        4,328,456

(1)   Commenced operations February 1, 1997.
(2)   Commenced operations May 1, 1998.

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                          Notes to Financial Statements

                                December 31, 1998


1. Investment and Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (the Separate Account) is a segregated investment account of Principal Life Insurance Company (Principal Life, formerly Principal Mutual Life Insurance Company) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 1998, contractholder investment options include the following diversified open-end management investment companies: Principal Variable Contracts Fund, Inc., organized by Principal Life: Aggressive Growth Account, Asset Allocation Account, Balanced Account, Bond Account, Capital Value Account, Government Securities Account, Growth Account, High Yield Account, International Account, International SmallCap Account, MicroCap Account, MidCap Account, MidCap Growth Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account and Utilities Account; Fidelity Variable Insurance Products Fund II: Contrafund Portfolio; Fidelity Variable Insurance Products Fund: Equity Income Portfolio; Fidelity Variable Insurance Products Fund: High Income Portfolio; Putnam Variable Trust Global Asset Allocation Fund, Putnam Variable Trust Vista Fund and Putnam Variable Trust Voyager Fund. Investments are stated at the closing net asset values per share on December 31, 1998.

The Principal Variable Contracts Fund, Inc. (the Fund) was formed on January 1, 1998. Prior to that date the accounts of the Fund were reported as separate mutual funds. This reorganization resulted in changes to the names of the following investment options:

                Former Name                                 Name Subsequent to Reorganization
      ------------------------------------------            ---------------------------------
      Principal Aggressive Growth Fund, Inc.                Aggressive Growth Account
      Principal Asset Allocation Fund, Inc.                 Asset Allocation Account
      Principal Balanced Fund, Inc.                         Balanced Account
      Principal Bond Fund, Inc.                             Bond Account
      Principal Capital Accumulation Fund, Inc.             Capital Accumulation Account
      Principal Emerging Growth Fund, Inc.                  Emerging Growth Account
      Principal Government Securities Fund, Inc.            Government Securities Account
      Principal Growth Fund, Inc.                           Growth Account
      Principal High Yield Fund, Inc.                       High Yield Account
      Principal Money Market Fund, Inc.                     Money Market Account
      Principal World Fund, Inc.                            World Account

Effective  May 1,  1998,  the  following  names  within the  Principal  Variable
Contracts Fund, Inc. were changed:

                Former Name                                      Name as Changed
      ------------------------------------------            ---------------------------------
      Capital Accumulation Account                          Capital Value Account
      Emerging Growth Account                               MidCap Account
      World Account                                         International Account

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)


1. Investment and Accounting Policies (continued)

On May 1, 1998, Principal Life increased contractholder investment options to include: Principal Variable Contracts Fund, Inc.: International SmallCap Account, MicroCap Account, MidCap Growth Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account and Utilities Account; Putnam Variable Trust Global Asset Allocation Fund, Putnam Variable Trust Vista Fund and Putnam Variable Trust Voyager Fund.

On February 1, 1997, Principal Life began offering a new product, PrinFlex Life. This product increased the contractholder investment options to include the following accounts of the Principal Variable Contracts Fund, Inc. (as renamed pursuant to the organization of the Fund): Aggressive Growth Account, Asset Allocation Account, Government Securities Account, Growth Account, International Account; Fidelity Variable Insurance Products Fund II: Contrafund Portfolio; Fidelity Variable Insurance Products Fund: Equity Income Portfolio; and Fidelity Insurance Products Fund: High Income Portfolio.

Effective July 1, 1998, Principal Mutual Life Insurance Company (the Company) formed a mutual insurance holding company and converted to a stock life insurance company. With the conversion, the Company's name was changed to Principal Life Insurance Company.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Separate Account's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.


2. Expenses and Policy Charges

Principal Life is compensated for the following expenses and charges:

   Flex Variable Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .75% of the asset value of each policy. An annual administration charge of $57 for each policy and a cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for administrative and insurance expenses, respectively. The mortality and expense risk, annual administration, and insurance charges amounted to
   $227,302,  $210,067,  and  $2,225,738,   respectively,   in  1998;  $236,727,
   $277,142, and $2,832,278,  respectively, in 1997; and $160,075, $231,648, and
   $2,224,888, respectively, in 1996. A sales charge of 5.0% and a tax charge of 2.0% is deducted from each payment made on behalf of each participant. The sales and tax charge is deducted from the payments by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

   PrinFlex Life Contracts (beginning in 1997) - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .90% of the asset value of each policy. A monthly administration charge of $.40 for each $1,000 of policy face amount will be deducted from policies in their first year. After the first policy year, the monthly administration charge is $6.00 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. The mortality and expense risk, administration, and insurance charges amounted to: $509,501, $995,778 and $7,267,150, respectively, in 1998; and $86,725, $230,502 and $1,386,160, respectively, in 1997. A sales charge of 2.75% of premiums less than or equal to target premium and .75% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is also deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.


3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.


4. Purchases and Sales of Investment Securities

The aggregate units and cost of purchases and proceeds from sales of investments were as follows:

                                                         Year ended December 31, 1998
                                                 Units            Amount          Units           Amount
                                               Purchased        Purchased        Redeemed        Redeemed
                                            -------------- ----------------- -------------- -----------------
   Aggressive Growth Division:
     PrinFlex Life                               861,317       $12,227,704        211,314       $ 2,857,454
   Asset Allocation Division:
     PrinFlex Life                               131,206         1,668,350         53,260           645,589
   Balanced Division:
     Flex Variable Life                           36,816         1,264,339         71,643         2,030,576
     PrinFlex Life                               490,842         6,352,561        138,126         1,693,746
                                            -------------- ----------------- -------------- -----------------
                                                 527,658         7,616,900        209,769         3,724,322
   Bond Division:
     Flex Variable Life                           55,198         1,406,724         53,470         1,271,250
     PrinFlex Life                               174,764         2,098,649         49,437           565,502
                                            -------------- ----------------- -------------- -----------------
                                                 229,962         3,505,373        102,907         1,836,752
   Capital Value Division:
     Flex Variable Life                           69,516         2,942,517         96,955         3,533,172
     PrinFlex Life                             1,007,229        14,488,359        257,693         3,491,448
                                            -------------- ----------------- -------------- -----------------
                                               1,076,745        17,430,876        354,648         7,024,620

   Fidelity Contrafund Division:
     PrinFlex Life                               457,546       $  6,291,010       120,504       $ 1,610,333
   Fidelity Equity Income Division:
     PrinFlex Life                               361,409          4,781,646        86,079         1,119,347
   Fidelity High Income Division:
     PrinFlex Life                               109,968          1,310,358        41,948           482,536
   Government Securities Division:
     PrinFlex Life                               286,524          3,395,601        19,932           228,122
   Growth Division:
     PrinFlex Life                               303,006          4,142,276        55,628           748,373
   High Yield Division:
     Flex Variable Life                           29,675            857,141        20,132           455,939
   International Division:
     PrinFlex Life                               530,953          6,632,041       131,554         1,545,576
   International SmallCap Division:
     PrinFlex Life                                38,901            334,880         3,976            33,554
   MicroCap Division:
     PrinFlex Life                                19,585            159,179         1,311            10,213
   MidCap Division:
     Flex Variable Life                          103,942          4,846,657       183,301         7,449,571
     PrinFlex Life                               943,646         12,430,779       229,365         2,824,456
                                            -------------- ----------------- -------------- ----------------
                                               1,047,588         17,277,436       412,666        10,274,027

   Mid-Cap Growth Division:
     PrinFlex Life                                34,735            306,597         2,195            18,952
   Money Market Division:
     Flex Variable Life                           39,955            657,300        49,712           795,271
     PrinFlex Life                             3,322,020         35,876,706     2,964,012        31,732,075
                                            -------------- ----------------- -------------- ----------------
                                               3,361,975         36,534,006     3,013,724        32,527,346

   Putnam Global Asset Allocation
     Division:
     PrinFlex Life                                 7,867             76,195           562             5,417
   Putnam Vista Division;
     PrinFlex Life                                13,042            114,287         1,330            12,225
   Putnam Voyager Division:
     PrinFlex Life                                90,896            868,001         7,931            74,099
   Real Estate Division:
     PrinFlex Life                                 3,623             34,212           233             2,119
   SmallCap Division:
     PrinFlex Life                                33,031            251,186         1,679            12,442
   SmallCap Growth Division:
     PrinFlex Life                                22,252            193,803         1,822            16,058
   SmallCap Value Division:
     PrinFlex Life                                17,813            145,873           878             7,015
   Utilities Division:
     PrinFlex Life                                 4,976             54,019         1,032            11,132
                                            ============== ================= ============== ================
                                               9,602,253       $126,208,950     4,857,014       $65,283,562
                                            ============== ================= ============== ================


                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)




4. Purchases and Sales of Investment Securities (continued)

                                                         Year ended December 31, 1997
                                                 Units            Amount          Units           Amount
                                               Purchased        Purchased        Redeemed        Redeemed
                                            -------------- ----------------- -------------- -----------------
   Aggressive Growth Division:
     PrinFlex Life                               343,834      $ 4,288,340         27,761       $   319,839
   Asset Allocation Division:
     PrinFlex Life                                51,667          616,979          2,856            31,871
   Balanced Division:
     Flex Variable Life                           67,360        2,010,011         95,006         2,391,024
     PrinFlex Life                               128,270        1,521,439         10,602           119,088
                                            -------------- ---------------- -------------- -----------------
                                                 195,630        3,531,450        105,608         2,510,112
   Bond Division:
     Flex Variable Life                           51,436        1,162,750         52,293         1,098,247
     PrinFlex Life                                51,729          568,518          7,380            79,139
                                            -------------- ---------------- -------------- -----------------
                                                 103,165        1,731,268         59,673         1,177,386
   Capital Value Division:
     Flex Variable Life                          119,379        4,364,014        127,882         3,865,122
     PrinFlex Life                               281,944        3,424,513         30,266           360,113
                                            -------------- ---------------- -------------- -----------------
                                                 401,323        7,788,527        158,148         4,225,235
   Fidelity Contrafund Division:
     PrinFlex Life                               185,497        2,125,905         13,013           152,286
   Fidelity Equity Income Division:
     PrinFlex Life                                89,263        1,018,045          6,221            72,899
   Fidelity High Income Division:
     PrinFlex Life                                34,237          369,108          5,629            63,753
   Government Securities Division:
     PrinFlex Life                                10,283          115,306            745             7,938
   Growth Division:
     PrinFlex Life                                81,327          952,971          5,376            62,733
   High Yield Division:
     Flex Variable Life                           52,320        1,263,141         23,011           487,852
   International Division:
     PrinFlex Life                               273,767        3,172,214         26,010           290,962
   MidCap Division:
     Flex Variable Life                          180,420        6,880,578        240,515         8,968,075
     PrinFlex Life                               442,300        5,239,657         33,607           402,455
                                            -------------- ---------------- -------------- -----------------
                                                 622,720       12,120,235        274,122         9,370,530
   Money Market Division:
     Flex Variable Life                          158,768        2,472,127        213,736         3,276,766
     PrinFlex Life                             1,225,077       12,671,220        859,324         8,843,607
                                            -------------- ---------------- -------------- -----------------
                                               1,383,845       15,143,347      1,073,060        12,120,373
                                            ============== ================ ============== =================
                                               3,828,878      $54,236,836      1,781,233       $30,893,769
                                            ============== ================ ============== =================


                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)




4. Purchases and Sales of Investment Securities (continued)

                                                         Year ended December 31, 1996
                                                 Units            Amount          Units           Amount
                                               Purchased        Purchased        Redeemed        Redeemed
                                            -------------- ----------------- -------------- -----------------
   Balanced Division:
     Flex Variable Life                           82,222      $ 2,097,662         29,319        $  645,607
   Bond Division:
     Flex Variable Life                           48,357        1,046,130         13,728           275,471
   Capital Value Division:
     Flex Variable Life                          126,497        3,858,566         44,900         1,095,829
   High Yield Division:
     Flex Variable Life                           28,126          615,083          9,553           178,415
   MidCap Division:
     Flex Variable Life                          224,022        7,077,421         89,178         2,717,856
   Money Market Division:
     Flex Variable Life                          370,523        5,517,757        311,613         4,615,144
                                            ============== ================ ============== =================
                                                 879,747      $20,212,619        498,291        $9,528,322
                                            ============== ================ ============== =================


5. Net Assets

Net assets at December 31, 1998 consisted of the following:

                                                                               Accumulated     Net Unrealized
                                                                                 Net            Appreciation
                                                                 Unit          Investment     (Depreciation) of
                                              Combined        Transactions      Incom           Investments
                                         --------------------------------------------------------------------
      Aggressive Growth Division:
        PrinFlex Life                       $ 14,244,041    $ 12,603,157     $  749,015       $  891,869
      Asset Allocation Division:
        PrinFlex Life                          1,592,829       1,522,712         83,936          (13,819)
      Balanced Division:
        Flex Variable Life                     3,796,104       2,805,763        510,067          480,274
        PrinFlex Life                          6,083,085       5,718,082        307,823           57,180
                                         --------------------------------------------------------------------
                                               9,879,189       8,523,845        817,890          537,454
      Bond Division:
        Flex Variable Life                     1,948,335       1,758,798        140,086           49,451
        PrinFlex Life                          2,004,910       1,939,366         88,541          (22,997)
                                         --------------------------------------------------------------------
                                               3,953,245       3,698,164        228,627           26,454
      Capital Value Division:
        Flex Variable Life                     8,736,005       5,950,992      1,178,313        1,606,700
        PrinFlex Life                         14,235,937      13,305,012        614,978          315,947
                                         --------------------------------------------------------------------
                                              22,971,942      19,256,004      1,793,291        1,922,647
      Fidelity Contra Fund Division:
        PrinFlex Life                          8,023,001       6,582,486         85,254        1,355,261
      Fidelity Equity Income Division:
        PrinFlex Life                          4,905,541       4,568,651         45,052          291,838

      Fidelity High Income Division:
        PrinFlex Life                       $  1,064,791    $  1,095,509     $   29,715       $  (60,433)
      Government Securities Division:
        PrinFlex Life                          3,266,712       3,180,086         96,146           (9,520)
      Growth Division:
        PrinFlex Life                          4,760,835       4,223,648         69,178          468,009
      High Yield Division:
        Flex Variable Life                     2,269,099       2,134,677        378,722         (244,300)
      International Division:
        PrinFlex Life                          7,800,249       7,630,149        343,828         (173,728)
      International SmallCap Division:
        PrinFlex Life                            316,190         301,071            107           15,012
      MicroCap Division:
        PrinFlex Life                            149,378         148,011            274            1,093
      Mid-Cap Division:
        Flex Variable Life                    11,460,175       8,300,875        599,642        2,559,658
        PrinFlex Life                         14,003,435      13,765,286        696,788         (458,639)
                                         --------------------------------------------------------------------
                                              25,463,610      22,066,161      1,296,430        2,101,019

      MidCap Growth Division:
        PrinFlex Life                            315,903         288,492           (598)          28,009
      Money Market Division:
        Flex Variable Life                       362,873         355,161          7,712                -
        PrinFlex Life                          7,972,243       7,927,870         44,373                -
                                         --------------------------------------------------------------------
                                               8,335,116       8,283,031         52,085                -

      Putnam Global Asset Allocation
        Division:
        PrinFlex Life                             75,231          71,030           (112)           4,313
      Putnam Vista Division:
        PrinFlex Life                            123,051         102,469           (155)          20,737
      Putnam Voyager Division:
        PrinFlex Life                            899,548         795,242         (1,295)         105,601
      Real Estate Division:
        PrinFlex Life                             31,709          31,269            760             (320)
      SmallCap Division:
        PrinFlex Life                            250,636         239,177           (508)          11,967
      SmallCap Growth Division:
        PrinFlex Life                            209,695         178,079           (354)          31,970
      SmallCap Value Division:
        PrinFlex Life                            144,138         138,477            245            5,416
      Utilities Division:
        PrinFlex Life                             45,596          42,810            449            2,337
                                         ====================================================================
                                            $121,091,275    $107,704,407     $6,067,982       $7,318,886
                                         ====================================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)




6. Year 2000 Issues (Unaudited)

Like other investment funds, financial and business organizations and individuals around the world, the Separate Account could be adversely affected if the computer systems used by Principal Life and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. In 1995, Principal Life began investigating the potential impact of the Year 2000 on its systems, procedures, customers and business processes. The Year 2000 assessment that was completed in 1996 provided information used to determine what system components must be changed or replaced to minimize the impact of the calendar change from 1999 to 2000.

Principal Life will continue to use internal and external resources to modify, replace and test its systems. Management estimates 100% of the identified modifications to mission critical systems and 99% of the identified modifications to other systems have been completed for its Year 2000 project. The project completion is scheduled to occur prior to any anticipated impact on Principal Life's operations.

Principal Life and the Separate Account face the risk that one or more of its critical suppliers or customers (external relationships) will not be able to interact with them due to the third party's inability to resolve its own Year 2000 issues. Principal Life has completed its inventory of external relationships and is attempting to determine the overall Year 2000 readiness of its external relationships. Principal Life is engaged in discussions with the third parties and is requesting information as to those parties' Year 2000 plans and state of readiness. Principal Life, however, does not have sufficient information at the current time to predict whether all of its external relationships will be Year 2000 ready.

While Principal Life believes that it has addressed its Year 2000 concerns, Principal Life has begun to develop contingency/recovery plans aimed at ensuring the continuity of critical business functions before, on and after December 31, 1999. Principal Life expects contingency/recovery planning to be substantially complete by April 1, 1999. The Year 2000 contingency plans will be reviewed periodically throughout 1999 and revised as needed. Principal Life believes its Year 2000 contingency plans coupled with existing "disaster recovery" and "business resumption" plans minimize the impact Year 2000 issues may have on the organization.


                         Report of Independent Auditors




The Board of Directors
Principal Life Insurance Company


We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company, an indirect wholly-owned subsidiary of Principal Mutual Holding Company), formerly Principal Mutual Life Insurance Company, as of December 31, 1998 and 1997, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
January 29, 1999




                        Principal Life Insurance Company

                      Consolidated Statements of Operations




                                              Year ended December 31
                                         1998          1997          1996
                                        ---------------------------------------
                                                   (In Millions)
Revenue
Premiums and annuity and other
     considerations                      $3,409        $4,668        $5,121
Policy and contract charges                 780           682           572
Net investment income                     2,821         2,948         2,905
Net realized capital gains                  466           176           388
Commissions and other income                208           199           150
Contribution from the closed block           13             -             -
                                        ---------------------------------------
Total revenue                             7,697         8,673         9,136

Expenses
Benefits, claims and settlement
     expenses                             4,777         5,632         6,087
Dividends to policyholders                  155           299           299
Operating expenses                        2,026         2,047         1,920
                                        ---------------------------------------
                                        ---------------------------------------
Total expenses                            6,958         7,978         8,306
                                        ---------------------------------------

Income before income taxes                  739           695           830

Income taxes                                 44           241           304
                                        ---------------------------------------
                                        =======================================
Net income                              $   695       $   454       $   526
                                        =======================================



See accompanying notes.

                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position




                                                   December 31
                                                1998         1997
                                            ---------------------------
                                            ---------------------------
                                                  (In Millions)

Assets
Fixed maturities, available-for-sale           $21,006      $21,546
Equity securities, available-for-sale            1,102        1,273
Mortgage loans                                  12,091       13,286
Real estate                                      2,691        2,632
Policy loans                                        25          749
Other investments                                  349          130
Cash and cash equivalents                          461          546
Accrued investment income                          375          457
Deferred policy acquisition costs                  456        1,057
Property held for Company use                      246          232
Closed block assets                              4,251            -
Separate account assets                         29,009       23,627
Other assets                                     1,881        1,519
                                            ---------------------------
                                            ===========================
Total assets                                   $73,943      $67,054
                                            ===========================
                                            ===========================

Liabilities
Contractholder funds                           $23,339      $23,179
Future policy benefits and claims                7,082       11,239
Other policyholder funds                           249          314
Policyholder dividends payable                      44          444
Debt                                               671          459
Income taxes currently payable                      27          298
Deferred income taxes                              497          803
Closed block liabilities                         5,299            -
Separate account liabilities                    29,009       23,560
Other liabilities                                2,257        1,474
                                            ---------------------------
                                            ---------------------------
Total liabilities                               68,474       61,770

Stockholder's equity
Common stock, par value $1 per share - authorized  5,000,000 shares,  issued and outstanding 2,500,000 shares (wholly owned indirectly by Principal Mutual
   Holding Company)                                             3            -
Retained earnings                                           4,749        4,257
Accumulated other comprehensive income:
   Net unrealized gains on available-for-sale securities      746        1,038
   Net foreign currency translation adjustment                (29)         (11)
                                                         -----------------------
                                                         -----------------------
Total stockholder's equity                                  5,469        5,284
                                                         -----------------------
                                                         =======================
Total liabilities and stockholder's equity                $73,943      $67,054
                                                         =======================


See accompanying notes.

                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity


                                                                    Net Unrealized     Net Foreign
                                                                       Gains on         Currency          Total
                                            Common     Retained   Available-for-Sale   Translation    Stockholder's
                                             Stock     Earnings       Securities       Adjustment         Equity
                                          ----------------------------------------------------------------------------
                                                                         (In Millions)

   Balances at January 1, 1996               $ -        $3,277           $1,336            $ (7)          $4,606
   Comprehensive income:
     Net income                                -           526                -               -              526
     Decrease in unrealized appreciation
       on fixed maturities,                    -             -             (543)              -             (543)
       available-for-sale
     Decrease in unrealized appreciation
       on equity securities,                   -             -             (262)              -             (262)
       available-for-sale
     Adjustments for assumed changes in
          amortization patterns:
       Deferred policy acquisition costs       -             -               83               -               83
       Unearned revenue reserves               -             -              (11)              -              (11)
     Provision for deferred income tax         -             -              257               -              257
       benefit
     Change in net foreign currency
       translation adjustment                  -             -                -              (2)              (2)
                                                                                                          ------------
   Comprehensive income                        -                                                              48
                                          ----------------------------------------------------------------------------
   Balances at December 31, 1996               -         3,803              860              (9)           4,654
   Comprehensive income:
     Net income                                -           454                -               -              454
     Increase in unrealized appreciation
       on fixed maturities,                    -             -              197               -              197
       available-for-sale
     Increase in unrealized appreciation
       on equity securities,                   -             -              118               -              118
       available-for-sale
     Adjustments for assumed changes in
       amortization patterns:                  -
       Deferred policy acquisition costs       -             -              (44)              -              (44)
       Unearned revenue reserves               -             -                4               -                4
     Provision for deferred income taxes       -             -              (97)              -              (97)
     Change in net foreign currency
       translation adjustment                  -             -                -              (2)              (2)
                                                                                                          ------------
   Comprehensive income                                                                                      630
                                          ----------------------------------------------------------------------------
   Balances at December 31, 1997               -         4,257            1,038             (11)           5,284

                        Principal Life Insurance Company

                                                                    Net Unrealized       Net Foreign
                                                                       Gains on           Currency            Total
                                            Common     Retained   Available-for-Sale     Translation      Stockholder's
                                             Stock     Earnings       Securities         Adjustment          Equity
                                          -------------------------------------------------------------------------------
                                                                          (In Millions)

   Balances at January 1, 1998               $ -        $4,257           $1,038              $(11)             $5,284
   Comprehensive income:
     Net income                                -           695               -                  -                 695
     Decrease in unrealized appreciation
       on fixed maturities,                    -             -            (203)                 -                (203)
       available-for-sale
     Decrease in unrealized appreciation
       on equity securities,
       available-for-sale, including
       seed money in separate accounts         -             -            (292)                 -                (292)
     Adjustments for assumed changes in
       amortization patterns:
       Deferred policy acquisition costs       -             -              37                  -                  37
       Unearned revenue reserves               -             -              (4)                 -                  (4)
     Provision for deferred income tax         -             -             170                  -                 170
       benefit
     Change in net foreign currency
       translation adjustment                  -             -               -                (18)                (18)
     Issuance of 2,500,000 shares of
       common stock to parent holding          3            (3)              -                  -                   -
       company
     Dividend to parent holding company        -          (200)              -                  -                (200)
                                                                                                               ----------
   Comprehensive income                                                                                           185
                                          ===============================================================================
   Balances at December 31, 1998             $ 3        $4,749            $746               $(29)             $5,469
                                          ===============================================================================


See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows



                                                                              Year ended December 31
                                                                          1998         1997         1996
                                                                      ---------------------------------------
                                                                                  (In Millions)
Operating activities
Net income                                                            $     695      $   454     $     526
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Amortization of deferred policy acquisition costs                        114          170           178
   Additions to deferred policy acquisition costs                          (173)        (213)         (215)
   Gain on sales of subsidiaries                                             (6)         (14)            -
   Accrued investment income                                                 24            7            15
   Contractholder and policyholder liabilities and dividends
                                                                          1,538        1,401         1,667
   Current and deferred income taxes                                       (265)          96            20
   Net realized capital gains                                              (466)        (176)         (388)
   Depreciation and amortization expense                                    133          117           112
   Other                                                                   (197)        (403)         (253)
   Change in closed block operating assets and
     liabilities, net                                                       230            -             -
                                                                      ---------------------------------------
                                                                      ---------------------------------------
Net adjustments                                                             932          985         1,136
                                                                      ---------------------------------------
Net cash provided by operating activities                                 1,627        1,439         1,662

Investing activities Available-for-sale securities:
   Purchases                                                             (7,141)      (7,478)      (11,876)
   Sales                                                                  5,684        7,475         9,089
   Maturities                                                             1,377        1,204         2,796
Mortgage loans acquired or originated                                   (14,162)      (9,925)       (2,955)
Mortgage loans sold or repaid                                            14,414        8,977         1,619
Real estate acquired                                                       (436)        (309)         (166)
Real estate sold                                                            662          198           253
Proceeds from sales of subsidiaries                                          96           35             -
Purchases of interest in subsidiaries, net of cash acquired                (218)         (99)          (51)
Net change in policy loans                                                  (12)         (13)          (25)
Net change in property held for Company use                                 (57)         (11)          (18)
Net change in other investments                                            (270)         (68)          (74)
Change in closed block investments, net                                    (201)           -             -
                                                                      ---------------------------------------
Net cash used in investing activities                                      (264)         (14)       (1,408)


                        Principal Life Insurance Company

                                                                              Year ended December 31
                                                                          1998         1997         1996
                                                                      ---------------------------------------
                                                                                  (In Millions)
Financing activities
Issuance of debt                                                       $     243     $     75   $       43
Principal repayments of debt                                                 (51)         (28)         (29)
Proceeds of short-term borrowings                                          8,628        5,089        1,451
Repayment of short-term borrowings                                        (8,924)      (4,974)      (1,282)
Dividend paid to parent holding company                                     (140)           -            -
Investment contract deposits                                               5,854        4,134        4,221
Investment contract withdrawals                                           (7,058)      (5,446)      (4,682)
                                                                      ---------------------------------------
Net cash used in financing activities                                     (1,448)      (1,150)        (278)
                                                                      ---------------------------------------

Net increase (decrease) in cash and cash equivalents                         (85)         275          (24)

Cash and cash equivalents at beginning of year                               546          271          295
                                                                      =======================================
Cash and cash equivalents at end of year                               $     461      $   546    $     271
                                                                      =======================================

Schedule of noncash operating and investing activities The following noncash assets and liabilities were transferred to the
   Closed  Block  as a  result  of the  July  1,  1998  mutual  holding  company formation:
   Operating activities:
     Accrued investment income                   $      59
     Deferred policy acquisition costs                 697
     Other assets                                       12
     Future policy benefits and claims              (4,545)
     Other policyholder funds                           (7)
     Policyholder dividends payable                   (388)
     Other liabilities                                (173)
                                                 ------------
   Total noncash operating activities (4,345) Investing activities:
     Fixed maturities, available-for-sale            1,562
     Mortgage loans                                  1,027
     Policy loans                                      736
     Other investments                                   1
                                                 ------------
   Total noncash investing activities                3,326
                                                 ============
   Total noncash operating and investing activities $(1,019)
                                                 =============

Net transfer of noncash assets and liabilities of Principal Health
   Care Inc. on April 1, 1998 in exchange for common shares of
   Coventry Health Care, Inc.                      $   (160)
                                                 =============


See accompanying notes.

                        Principal Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 1998




1. Nature of Operations and Significant Accounting Policies

Reorganization

Effective July 1, 1998, Principal Mutual Life Insurance Company formed a mutual insurance holding company (Principal Mutual Holding Company) and converted to a stock life insurance company (Principal Life Insurance Company). All of the shares of Principal Life Insurance Company (the Company) were issued to Principal Mutual Holding Company through two newly formed intermediate holding companies, Principal Financial Group, Inc. and Principal Financial Services, Inc. The reorganization itself did not have a material financial impact on the Company.

Description of Business

The Company is a diversified financial services organization engaged in the marketing and management of life insurance, annuity, health, pension and other financial products and services, primarily in the United States.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with generally accepted accounting principles (GAAP). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Total assets of the unconsolidated entities amounted to $2.2 billion at December 31, 1998 and $1.1 billion at December 31, 1997. Total revenues of the unconsolidated entities were $1.8 billion in 1998, $294 million in 1997 and $349 million in 1996. During 1998, 1997 and 1996, the Company included $18 million, $19 million and $(3) million, respectively, in net investment income representing the Company's share of current year net income (loss) of the unconsolidated entities.

Closed Block

In conjunction with the formation of the mutual insurance holding company, the Company established a Closed Block for the benefit of certain classes of individual participating and dividend-paying policies in force on that date. The Closed Block was designed to provide reasonable assurance to owners of insurance policies included therein that, after the reorganization, assets would be available to maintain the aggregate dividend scales in effect for 1997 if the experience underlying such scales continued. Assets were allocated to the Closed Block in amounts which, together with premiums from policies included in the Closed Block, were reasonably expected to be sufficient to support such policies, including provisions for payment of claims, certain expenses, charges and taxes, and for continuation of dividend scales payable in 1997 in the aggregate, assuming the experience underlying such scales continued.

Assets allocated to the Closed Block inure to the benefits of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held by the Company.

The contribution to the operating income of the Company from the Closed Block is reported as a single line item in the statement of operations. Accordingly, premiums, net investment income, realized capital gains (losses), policyowner benefits and dividends attributable to the Closed Block, less certain expenses and charges and the amortization of deferred policy acquisition costs, are shown as a net number under the caption "Contribution from the Closed Block." This results in material reductions in the respective line items in the statement of operations while having no effect on net income. All assets allocated to the Closed Block are grouped together and shown as a separate item entitled "Closed Block assets"; and all liabilities attributable to the Closed Block are combined and disclosed as the "Closed Block liabilities." The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

The Contribution from the Closed Block does not represent the total profitability attributable to the policies included in the Closed Block. Certain expenses attributable to the policies included in the Closed Block and commissions on these policies are not included in the reported Contribution from the Closed Block, but rather are included in operating expenses consistent with the initial regulatory funding of the Closed Block. Consequently, the assets needed to fund the Closed Block are less than the total accumulated assets attributable to the policies included in the Closed Block. Income on the assets held outside of the Closed Block is included in net investment income and not included in the Contribution from the Closed Block.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Significant Risks

The following is a description of the most significant risks facing diversified financial service organizations and how the Company mitigates those risks:

Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and operating throughout the United States and the world, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

Credit risk is the risk that issuers of securities owned by the Company or borrowers through mortgage loans on real estate will default or that other parties that owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound credit and collection policies and by providing for any amounts deemed uncollectible.

Interest rate risk is the risk that interest rates will change and cause a decrease in the value of the Company's investments. This change in rates may also cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for policyowners' contract terminations, by offering products that transfer this risk to the purchaser and by attempting to match the maturity schedule of its assets with the expected payout of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Investments in fixed maturities and equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 12 for policies related to the determination of fair value.) The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities is adjusted for declines in value that are other than temporary. For the loan-backed and structured securities included in the bond portfolio, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the loan balances or fair market values of the properties at the time of foreclosure. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. The Company recognizes impairment losses for its properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced accordingly. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported as net realized capital losses.

Commercial and residential mortgage loans are reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as net realized capital gains (losses). The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. The Company includes residential mortgage loans held for sale in the amount of $802 million and $512 million at December 31, 1998 and 1997, respectively, which are carried at lower of cost or fair value and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on investments are determined using the specific identification basis.

Policy loans and other investments are primarily reported at cost.

Derivatives

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

The Company's use of derivatives is further described in Note 4. The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of other derivative contracts is amortized over the life of the contracts and classified with the results of the underlying hedged item. Certain contracts are designated as hedges of specific assets and, to the extent those assets are marked to market, the hedge contracts are also marked to market and included as an adjustment of the underlying asset value. Other contracts are designated and accounted for as hedges of certain liabilities and are not marked to market.

Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce the Company's exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the changes in value of the derivatives are included in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds on deposit with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyowners. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally vary by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyowner funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums, Fees and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies and certain immediate annuities with life contingencies. Premiums from these products are recognized as premium revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment   contracts  do  not  subject  the  Company  to  risks  arising  from policyowner mortality or morbidity, and consist primarily of Guaranteed Investment Contracts (GICs) and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Acquisition costs that are not deferrable and maintenance costs are charged to operations as incurred.

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyowner liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Premiums and expenses are reported net of reinsurance ceded. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed.

Guaranty-fund Assessments

Guaranty-fund assessments are accrued when the Company receives notice that an amount is payable to a guaranty fund. The Company also accrues for anticipated assessments which are estimated using data available from various industry sources that monitor the current status of open and closed insolvencies. The Company has also established an other asset for assessments expected to be recovered through future premium tax offsets.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

Income Taxes

Principal Mutual Holding Company files a consolidated income tax return that includes the Company and all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group based upon pro rata contribution of taxable income or operating losses. The Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Foreign Exchange

The Company's foreign subsidiaries' statements of financial position and operations are translated at the current exchange rates and average exchange rates for the year, respectively. Resulting translation adjustments for foreign subsidiaries and certain other transactions are reported as a component of equity. Other translation adjustments for foreign currency transactions that affect cash flows are reported in current operations.

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property Held for Company Use

Property  held for  Company use  includes  home  office  properties  and related leasehold improvements. Property held for Company use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property held for Company use are computed principally on the straight-line method over the estimated useful lives of the assets. Property held for Company use and related accumulated depreciation are as follows (in millions):

                                                          December 31
                                                      1998           1997
                                                  -----------------------------

   Property held for Company use                        $328          $302
   Accumulated depreciation                              (82)          (70)
                                                  =============================
   Property held for Company use, net                   $246          $232
                                                  =============================

Other Assets

Intangible assets are included in other assets in the consolidated statements of financial position. The cost of acquired subsidiaries in excess of the fair value of the net assets (i.e., goodwill) and other intangible assets have been recorded in connection with acquisitions. These assets are amortized on a straight-line basis generally over 10 to 15 years. The carrying amount of goodwill and other intangible assets is reviewed periodically for indicators of impairment in value.

Intangible assets and related accumulated amortization are as follows (in millions):

                                                         December 31
                                                     1998          1997
                                                  ---------------------------

      Goodwill                                        $185          $165
      Accumulated amortization                         (40)          (16)
                                                  ---------------------------
      Goodwill, net                                    145           149

      Other intangible assets, net                      16            74
                                                  ---------------------------

      Total intangible assets                         $161          $223
                                                  ===========================

Mortgage servicing rights of $778 million and $432 million at December 31, 1998 and 1997, respectively, are included in other assets in the consolidated statements of financial position and represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance.

Other assets are reported primarily at cost.

Pooled Investment Fund

The Company has an arrangement whereby short-term funds of Principal Financial Services, Inc. are pooled with funds of the Company's subsidiaries and invested by the Company. The Company credits Principal Financial Services, Inc. with interest approximating the yield earned by the Company's Separate Account LI, which invests in commercial paper. At December 31, 1998, the Company reported
$137 million in other liabilities in the statements of financial position related to this arrangement with Principal Financial Services, Inc.

The Company's pooled funds are also made available to Principal Financial Services, Inc. for short-term borrowings up to $1 million, with interest approximating the yield earned by Separate Account LI. At December 31, 1998, there were no such borrowings outstanding under this arrangement.

Comprehensive Income

On January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, Reporting Comprehensive Income ("SFAS 130"), and restated prior years' financial statements to conform to the reporting standard. SFAS 130 establishes standards for reporting and displaying comprehensive income and its components in a full set of general-purpose financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The adoption of SFAS No. 130 resulted in revised and additional disclosures but had no effect on the financial position, results of operations, or liquidity of the Company.

Other comprehensive income excludes net realized capital gains (losses) included in net income of $344 million in 1998, $113 million in 1997 and $256 million in 1996. These amounts are net of income taxes and adjustments to deferred policy acquisition costs and unearned revenue reserves of $122 million in 1998, $63 million in 1997 and $132 million in 1996.

Reclassifications

Certain reclassifications have been made to the 1996 and 1997 consolidated financial statements to conform to the 1998 presentation.

Pending Accounting Change

In June 1998, the Financial Accounting Standards Board (the "FASB") issued Statement No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), which the Company is required to adopt January 1, 2000. SFAS 133 will require the Company to include all derivatives in the statement of financial position at fair value. Changes in derivative fair values will either be recognized in earnings as offsets to the changes in fair value of related hedged assets, liabilities and firm commitments or, for forecasted transactions, deferred and recorded as a component of equity until the hedged transactions occur and are recognized in earnings. The ineffective portion of a hedging derivative's change in fair value will be immediately recognized in earnings. The impact of SFAS 133 on the Company's financial statements will depend on a variety of factors, including future interpretive guidance from the FASB, the future level of forecasted and actual foreign currency transactions, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. However, the Company does not believe the effect of adopting SFAS 133 will be material to its financial position.


2. Mergers, Acquisitions and Divestitures

Effective April 1, 1998, the Company merged substantially all of its managed care operations with Coventry Corporation in exchange for a share of ownership in the resulting entity, Coventry Health Care, Inc. At December 31, 1998, the Company held a 42% share of Coventry Health Care, Inc. The Company's investment in Coventry Health Care, Inc. is accounted for using the equity method. Net equity of the transferred business on April 1, 1998 was $170 million. Consolidated financial results for 1997 included total assets at December 31, 1997, and total revenues and pretax loss for the year then ended of approximately $419 million, $883 million and $(26) million, respectively, for the transferred business.

During 1998, various acquisitions were made by the Company's subsidiaries at purchase prices aggregating $224 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1998 and total 1998 revenue of $459 million and $58 million, respectively.

During 1998, various divestitures were made by certain of the Company's subsidiaries at selling prices aggregating $118 million and $15 million in net realized capital gains were realized as a result of these divestitures. In 1997, the financial statements included $152 million in assets, $206 million in revenues and $20 million of pretax losses related to these subsidiaries.

Beginning in 1998, the Company did not renew medical business in 14 states where it does not believe it can effectively compete. The Company continues to offer non-medical coverage and administrative services only products in these states. Annual medical premium in these states was approximately $230 million in 1997.

During 1997, various acquisitions were made by certain of the Company's subsidiaries at purchase prices aggregating $101 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1997 and total 1997 revenue of $459 million and $86 million, respectively.

During 1997, the Company terminated a portion of its group medical business and helped insureds find replacement coverage. The Company has retained responsibility for the payment of claims incurred on this business prior to the effective date of the termination and has included an estimate of the ultimate liability for these claims in its financial statements. Annual premiums related to this business were approximately $380 million at date of transfer.


3. Investments

Under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, securities are generally classified as available-for-sale, held-to-maturity, or trading. The Company has classified its entire fixed maturities portfolio as available-for-sale, although it is generally the Company's intent to hold these securities to maturity. The Company has also classified all equity securities as available-for-sale. Securities classified as available-for-sale are reported at fair value in the consolidated statements of financial position with the related unrealized holding gains and losses on such available-for-sale securities reported as a separate component of equity after adjustments for related changes in deferred policy acquisition costs, unearned revenue reserves and deferred income taxes.

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 1998 and 1997, are as follows (in millions):

                                                                   Gross           Gross
                                                                Unrealized      Unrealized         Fair
                                                   Cost            Gains          Losses          Value
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
   December 31, 1998 Fixed maturities:
     United States Government and agencies
                                                   $   611        $    -           $  10           $   601
     Foreign governments                                57            21               1                77
     States and political subdivisions                 428            19               4               443
     Corporate - public                              4,470           264              88             4,646
     Corporate - private                            11,935           653              97            12,491
     Mortgage-backed securities                      2,661            92               5             2,748
                                              ---------------------------------------------------------------
   Total fixed maturities                          $20,162        $1,049            $205           $21,006
                                              ===============================================================
   Total equity securities                         $   760        $  395           $  53           $ 1,102
                                              ===============================================================

   December 31, 1997 Fixed maturities:
     United States Government and agencies
                                                   $   337        $    1           $   -           $   338
     Foreign governments                               217             -               -               217
     States and political subdivisions                 232            15               2               245
     Corporate - public                              4,014           224              18             4,220
     Corporate - private                            12,478           856              30            13,304
     Mortgage-backed securities                      3,124            99               3             3,220
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
                                                    20,402         1,195              53            21,544
     Redeemable preferred stocks                         2             -               -                 2
                                              ===============================================================
   Total fixed maturities                          $20,404        $1,195           $  53           $21,546
                                              ===============================================================
   Total equity securities                         $   639        $  664           $  30           $ 1,273
                                              ===============================================================


The cost and fair value of fixed maturities available-for-sale at December 31, 1998, by expected maturity, are as follows (in millions):

                                                        Cost        Fair Value
                                                      --------------------------
                                                      --------------------------

   Due in one year or less                            $  1,043        $  1,061
   Due after one year through five years                 6,922           7,012
   Due after five years through ten years                5,283           5,590
   Due after ten years                                   4,234           4,577
                                                      --------------------------
                                                      --------------------------
                                                        17,482          18,240
   Mortgage-backed and other securities without
     a single maturity date                              2,680           2,766
                                                      --------------------------
                                                      ==========================
   Total                                               $20,162         $21,006
                                                      ==========================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Major categories of net investment income are summarized as follows (in millions):

                                                 Year ended December 31
                                            1998          1997          1996
                                           ------------------------------------

   Fixed maturities, available-for-sale     $1,525        $1,620        $1,649
   Equity securities, available-for-sale        32            39            33
   Mortgage loans                            1,171         1,150         1,085
   Real estate                                 525           501           486
   Policy loans                                 27            50            49
   Cash and cash equivalents                     9             9            15
   Other                                        49            92            48
                                           ------------------------------------
                                           ------------------------------------
                                             3,338         3,461         3,365

   Less investment expenses                   (517)         (513)         (460)
                                           ------------------------------------
                                           ====================================
   Net investment income                    $2,821        $2,948        $2,905
                                           ====================================


The major components of net realized capital gains (losses) on investments are summarized as follows (in millions):

                                                  Year ended December 31
                                            1998          1997           1996
                                            ----------------------------------

   Fixed maturities, available-for-sale:
     Gross gains                             $ 67          $ 51          $ 80
     Gross losses                             (31)          (43)          (73)
   Equity securities, available-for-sale:
     Gross gains                              329           132           451
     Gross losses                             (40)          (26)           (5)
   Mortgage loans                               8            (6)          (11)
   Real estate                                126            64            14
   Other                                        7             4           (68)
                                            ==================================
   Net realized capital gains                $466          $176          $388
                                            ==================================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $2.8 billion, $5.0 billion and $7.8 billion in 1998, 1997 and 1996 respectively. Of the 1998, 1997 and 1996 proceeds, $2.2 billion, $4.0 billion and $7.2 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $23 million, $29 million and $64 million and gross losses of $7 million, $10 million and $53 million in 1998, 1997 and 1996, respectively, were realized on sales of mortgage-backed securities. At December 31, 1998, the Company had security purchases payable totaling $576 million relating to the purchases of mortgage-backed securities at forward dates.

Prior to 1996, the Company entered into short-term equity swap agreements to mitigate its exposure to declines in the value of about one-half of its marketable common stock portfolio. Under the agreements, the return on that portion of the Company's marketable common stock portfolio was swapped for a fixed short-term interest rate. The equity swaps were terminated during 1996 and a realized loss of $81 million recorded. Common stocks of $633 million associated with these equity swaps were sold during 1996 and a gain of $402 million recorded, resulting in a net realized gain of $321 million.

The unrealized appreciation on investments in fixed maturities and equity securities available-for-sale is reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes. The cumulative amount of net unrealized gains on available-for-sale securities, including the net unrealized gains on the Closed Block available-for-sale securities, is as follows (in millions):

                                                                                      December 31
                                                                                  1998           1997
                                                                              -----------------------------

   Unrealized appreciation on fixed maturities, available-for-sale                 $939        $1,142
   Unrealized appreciation on equity securities, available-for-sale,
     including seed money in separate accounts                                      347           639
   Adjustments for assumed changes in amortization patterns:
     Deferred policy acquisition costs                                             (167)         (204)
     Unearned revenue reserves                                                       17            21
   Provision for deferred income taxes                                             (390)         (560)
                                                                              =============================
   Net unrealized gains on available-for-sale securities                           $746        $1,038
                                                                              =============================

The 1998 decrease in unrealized appreciation on fixed maturities, available-for-sale, includes the effect of a change in the method of estimating the fair value of certain corporate bonds, net of related adjustments for assumed changes in amortization patterns and deferred income taxes, of $116 million.

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Company represent its primary areas of credit risk exposure. At December 31, 1998 and 1997, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

                       Geographic Distribution        Property Type Distribution
                             December 31                        December 31

                           1998        1997                    1998       1997
                        ----------------------             --------------------
                        ----------------------             --------------------

   Pacific                 28%         28%          Industrial   33%        33%
   South Atlantic          24          24           Retail       33         33
   North Central           15          16           Office       29         29
   Mid Atlantic            14          14           Other         5          5
   South Central            9           9
   New England              5           5
   Mountain                 5           4

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as a net realized capital loss.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.

A summary of the changes in the mortgage loan allowance for losses is as follows (in millions):

                                                  December 31
                                         1998        1997        1996
                                      ------------------------------------

   Balance at beginning of year           $121        $121        $115
   Provision for losses                      4           8          16
   Releases due to write-downs,
     sales and foreclosures                (12)         (8)        (10)
                                      ====================================
   Balance at end of year                 $113        $121        $121
                                      ====================================

The corporate private placement bond portfolio is diversified by issuer and industry. Restrictive bond covenants are monitored by the Company to regulate the activities of issuers and control their leveraging capabilities.

The Company was servicing approximately 484,000 and 371,000 residential mortgage loans with aggregate principal balances of approximately $42.1 billion and $29.1 billion at December 31, 1998 and 1997, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $284 million and $210 million at December 31, 1998 and 1997, respectively. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.

Real estate holdings and related accumulated depreciation are as follows (in millions):

                                                  December 31
                                              1998           1997
                                          -----------------------------

   Properties held for sale                   $1,043       $   360
   Investment real estate                      2,007         2,625
                                          -----------------------------
                                               3,050         2,985
   Accumulated depreciation                     (359)         (353)
                                          =============================
   Real estate, net                           $2,691        $2,632
                                          =============================

Other investments include properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $0.9 billion and $1.2 billion at December 31, 1998 and 1997, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $85 million at December 31, 1998.


4. Derivatives Held or Issued for Purposes Other Than Trading

The Company uses exchange-traded interest rate futures and forward contracts to hedge against interest rate risks. The Company attempts to match the timing of when interest rates are committed on insurance products and on new investments. However, timing differences do occur and can expose the Company to fluctuating interest rates. Interest rate futures and forward contracts are used to minimize these risks. In these contracts, the Company is subject to the risk that the counterparties will fail to perform and to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. The notional amounts of futures contracts ($140 million at December 31, 1998, and $36 million at December 31, 1997) represent the extent of the Company's involvement but not the risk of loss. The Company had no forward contracts at December 31, 1998 and 1997.

The Company enters into interest rate swaps to minimize its exposure to fluctuations in interest rates. Swaps are used in asset and liability management to modify duration and match cash flows. The notional principal amounts of the swaps outstanding at December 31, 1998 and 1997, were $1.6 billion and $1.0 billion, respectively, and the credit exposure at December 31, 1998 and 1997 was $19 million and $21 million, respectively. The Company is exposed to credit loss in the event of nonperformance of the counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with superior performance records. The Company's current credit exposure on swaps is limited to the value of interest rate swaps that have become favorable to the Company. The average unexpired terms of the swaps were approximately six years at both December 31, 1998 and 1997. The net amount payable or receivable from interest rate swaps is accrued as an adjustment to interest income. The Company's interest rate swap agreements include cross-default provisions when two or more swaps are transacted with a given counterparty.

The Company manages risk on its mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, over-the-counter options on mortgage-backed securities, U. S. Treasury futures contracts and options on Treasury futures contracts. The Company entered into mandatory forward, option and futures contracts totaling approximately $2.4 billion and $1.2 billion at December 31, 1998 and 1997, respectively, to reduce interest rate risk on certain mortgage loans held for sale and other commitments. The forward contracts provide for the delivery of securities at a specified future date at a specified price or yield. In the event the counterparty is unable to meet its contractual obligations, the Company may be exposed to the risk of selling mortgage loans at prevailing market prices. The effect of these contracts was considered in the lower of cost or market calculation of mortgage loans held for sale.

The Company has committed to originate approximately $1.1 billion and $612 million of mortgage loans at December 31, 1998 and 1997, respectively, subject to borrowers meeting the Company's underwriting guidelines. These commitments call for the Company to fund such loans at a future date with a specified rate at a specified price. Because the borrowers are not obligated to close the loans, the Company is exposed to risks that it may not have sufficient mortgage loans to deliver to its mandatory forward contracts and, thus, would be obligated to purchase mortgage loans at prevailing market rates to meet such commitments. Conversely, the Company is exposed to the risk that more loans than expected will close, and the loans would then be sold at current market prices.

The Company uses interest rate floors and options on futures contracts in hedging a portion of its portfolio of mortgage servicing rights from prepayment risk associated with changes in interest rates. The Company had entered into interest rate floor and option contracts with a notional value of $6.3 billion and $3.1 billion at December 31, 1998 and 1997, respectively. The floors and contracts provide for the receipt of payments when interest rates are below predetermined interest rate levels. The premiums paid for floors are included in other assets in the Company's consolidated statements of financial position.

The Company enters into currency exchange swap agreements to convert certain foreign denominated fixed rate assets into U.S. dollar denominated fixed rate assets and eliminate the exposure to future currency volatility on those securities. At December 31, 1998, the Company had various foreign currency exchange agreements with maturities ranging from 1999 to 2018, with an aggregate notional amount involved of approximately $486 million and the credit exposure was $35 million. At December 31, 1997, such maturities ranged from 1998 to 2018 with an aggregate notional amount of approximately $410 million and a credit exposure of $17 million. The average unexpired term of the swaps was approximately seven years at both December 31, 1998 and 1997.


5. Closed Block

Summarized financial information of the Closed Block as of and for the six-month period from formation to December 31, 1998, is as follows (in millions):

   Assets
   Fixed maturities, available-for-sale                            $1,722
   Mortgage loans                                                   1,063
   Policy loans                                                       741
   Other investments                                                    1
   Accrued investment income                                           60
   Deferred policy acquisition costs                                  649
   Other assets                                                        15
                                                                ===========
                                                                   $4,251
                                                                ===========

   Liabilities
   Future policy benefits and claims                               $4,668
   Other policyholder funds                                             6
   Policyholder dividends payable                                     393
   Other liabilities                                                  232
                                                                ===========
                                                                   $5,299
                                                                ===========

   Revenues and expenses
   Premiums                                                       $   390
   Net investment income                                              127
   Other income                                                         1
   Benefits, claims and settlement expenses                          (306)
   Dividends to policyholders                                        (143)
   Operating expenses                                                 (56)
                                                                ===========
   Contribution from the Closed Block (before income taxes)      $     13
                                                                ===========


6. Accident and Health Reserves

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):
                                                  Year ended December 31
                                            1998          1997          1996
                                           ------------------------------------

   Balance at beginning of year            $   770       $   800       $   810

   Incurred:
     Current year                            1,922         2,723         3,051
     Prior years                               (14)          (21)          (29)
                                           ------------------------------------
                                           ------------------------------------
   Total incurred                            1,908         2,702         3,022

   Reclassification for subsidiary merger
     (see Note 2)                              155             -             -
   Payments:
     Current year                            1,523         2,235         2,535
     Prior years                               359           497           497
                                           ------------------------------------
   Total payments                            2,037         2,732         3,032
                                           ------------------------------------

   Balance at end of year:
     Current year                              349           476           516
     Prior years                               292           294           284
                                           ------------------------------------
                                           ====================================
   Total balance at end of year            $   641       $   770       $   800
                                           ====================================

The activity summary in the liability for unpaid accident and health claims shows a decrease of $14 million, $21 million and $29 million to the December 31, 1997, 1996 and 1995 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 1998, 1997 and 1996, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.


7. Debt

The components of debt as of December 31, 1998 and December 31, 1997 are as follows (in millions):

                                                          December 31
                                                     1998           1997
                                                 ------------------------------

      7.875% notes payable, due 2024                  $199          $199
      8% notes payable, due 2044                        99            99
      Mortgages and other notes payable                373           161
                                                 ==============================
      Total debt                                      $671          $459
                                                 ==============================

On March 10, 1994, the Company issued $300 million of surplus notes, including $200 million due March 1, 2024 at a 7.875% annual interest rate and the remaining $100 million due March 1, 2044 at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. The discount and direct costs associated with issuing these notes are being amortized to expense over their respective terms using the interest method. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the Commissioner) and only to the extent that the Company has sufficient surplus earnings to make such payments. For each of the years ended December 31, 1998, 1997 and 1996, interest of $24 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024 may be redeemed at the Company's election on or after March 1, 2004 in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044 may be redeemed at the Company's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 1998 range from $1 million to $39.1 million per development with interest rates generally ranging from 6.6% to 9.3%. Outstanding principal balances as of December 31, 1997 range from $1 million to $10.7 million per development with interest rates generally ranging from 6.6% to 8.0%.

At December 31, 1998, future annual maturities of debt are as follows (in millions):

   1999                                       $150
   2000                                          9
   2001                                          8
   2002                                          8
   2003                                          9
   Thereafter                                  487
                                           ----------
                                           ==========
   Total future maturities of debt            $671
                                           ==========

Cash paid for interest for 1998, 1997 and 1996 was $97 million, $67 million and $79 million, respectively.

The Company issues commercial paper periodically to meet its short-term financing needs and also has credit facilities with various banks. The Company had outstanding credit borrowings of $200 million and $225 million at December 31, 1998 and 1997, respectively. These outstanding borrowings are included in other liabilities in the consolidated statements of financial position.


8. Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                        Year ended December 31
                                  1998          1997          1996
                                 ---------------------------------------
   Current income taxes:
     Federal                      $ (80)          $144          $145
     State and foreign               10              3            (1)
     Net realized capital gains     107             11           210
                                 ---------------------------------------
   Total current income taxes        37            158           354
   Deferred income taxes              7             83           (50)
                                 =======================================
   Total income taxes               $44           $241          $304
                                 =======================================



The Company's provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate is as follows (in millions):
                                                 Year ended December 31
                                            1998          1997          1996
                                           -----------------------------------

   Statutory corporate tax rate              35%           35%           35%
   Dividends received deduction              (4)           (2)           (1)
   Interest exclusion from taxable income    (1)           (1)           (1)
   Resolution of prior year tax issues      (20)            -             -
   Other                                     (4)            3             4
                                           -----------------------------------
   Effective tax rate                         6%           35%           37%
                                           ===================================

Significant components of the Company's net deferred income taxes are as follows
   (in millions):
                                                                 December 31
                                                             1998       1997
                                                            -------------------
   Deferred income tax assets (liabilities):
     Insurance liabilities                                   $ 171      $ 179
     Deferred policy acquisition costs                        (331)      (341)
     Net unrealized gains on available for sale securities    (390)      (560)
     Other                                                      53        (81)
                                                            ===================
                                                             $(497)     $(803)
                                                            ===================

The Internal Revenue Service (the Service) has completed examination of the consolidated federal income tax returns of the Company and affiliated companies through 1992. The Service is completing their examination of the Company's returns for 1993 and 1994. The Service has also begun to examine returns for 1995 and 1996. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

Undistributed earnings of certain foreign subsidiaries are considered indefinitely reinvested by the Company. A tax liability will be recognized when the Company expects distribution of earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes was $309 million in 1998, $143 million in 1997 and $285 million in 1996.


9. Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. The employees and agents are generally first eligible for the pension plans when they reach age 21. The pension benefits are based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of pension benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and any change in unfunded accrued liability over a 30-year period as a percentage of compensation.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Substantially all employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and an accrued liability over a 30-year period as a percentage of compensation.

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, is as follows (in millions):

                                                                           Other Postretirement Benefits
                                              Pension Benefits
                                      ----------------------------------   -------------------------------
                                           Year ended December 31              Year ended December 31
                                        1998       1997        1996          1998       1997       1996
                                      --------- ----------- ------------   ---------- ---------- ---------
   Change in benefit obligation
   Benefit obligation at beginning      $(700)     $(732)      $(670)        $(214)     $(218)     $(212)
     of year
   Service cost                           (34)       (41)        (38)          (12)       (12)       (12)
   Interest cost                          (50)       (52)        (46)          (15)       (16)       (15)
   Plan amendment                           -          -         (16)            -          -          -
   Actuarial gain (loss)                  (79)        97          19            22         22         14
   Curtailment adjustment                   -          7           -             -          -          -
   Benefits paid                           36         21          19            13         10          7
                                      ========= =========== ============   ========== ========== =========
   Benefit obligation at end of year    $(827)     $(700)      $(732)        $(206)     $(214)     $(218)
                                      ========= =========== ============   ========== ========== =========


                                                                                   Other Postretirement Benefits
                                                   Pension Benefits
                                         --------------------------------------    ------------------------------
                                                Year ended December 31                Year ended December 31
                                            1998        1997          1996          1998       1997       1996
                                         ----------- ------------ -------------   ---------- ---------- ----------
   Change in plan assets
   Fair value of plan assets at
     beginning of year                      $980         $841         $723          $300        $247       $208
   Actual return on plan assets               23          130          118            15          41         32
   Employer contribution                      26           26           20            26          25         17
   Benefits paid                             (36)         (17)         (20)          (15)        (13)       (10)
                                         ----------- ------------ -------------   ---------- ---------- ----------
   Fair value of plan assets at end of      $993         $980         $841          $326        $300       $247
     year
                                         =========== ============ =============   ========== ========== ==========

   Funded status                            $166         $280         $109          $120        $ 86       $ 29
   Unrecognized net actuarial gain           (38)        (182)         (29)          (71)        (53)       (10)
   Unrecognized prior service cost            12           14           17             -           -          -
   Unamortized transition obligation         (37)         (49)         (60)            8          12         17
                                         ----------- ------------ -------------   ---------- ---------- ----------
   Prepaid benefit cost                     $103         $ 63         $ 37          $ 57        $ 45       $ 36
                                         =========== ============ =============   ========== ========== ==========

   Weighted-average assumptions as of
   December 31
   Discount rate                            6.75%        7.25%        7.25%          6.75%      7.25%      7.25%

   Components of net periodic benefit
     cost
   Service cost                             $ 34         $ 41         $ 38          $ 12        $ 12       $ 12
   Interest cost                              50           52           46            15          16         15
   Expected return on plan assets            (75)         (80)        (119)          (16)        (16)       (13)
   Amortization of prior service cost          1            1            1             -           -          -
   Amortization of transition (asset)
     obligation                              (11)         (11)         (11)            4           4          4
   Recognized net actuarial loss (gain)       (8)           2           52            (1)          -          -
                                         ----------- ------------ -------------   ---------- ---------- ----------
   Net periodic benefit cost (income)       $ (9)        $  5         $  7          $ 14        $ 16       $ 18
                                         =========== ============ =============   ========== ========== ==========

For 1998, 1997 and 1996, the expected long-term rates of return on plan assets for pension benefits were approximately 5%, 5% and 6.2%, respectively (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.1%, 8.1% and 9.6% for 1998, 1997 and 1996, respectively. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

For 1998, 1997 and 1996, the expected long-term rates of return on plan assets for other post-retirement benefits were approximately 5%, 5% and 6.2%, respectively (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.1%, 8.2% and 9.5% for 1998, 1997 and 1996, respectively. These rates of return on plan assets vary by benefit type and employee group.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 8.75% in 1998 and declines to an ultimate rate of 6% in 2025. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

                                             1-Percentage-     1-Percentage-
                                            Point Increase    Point Decrease
                                            ---------------   ---------------
   Effect on total of service and
     interest cost components                    $ 9               $ (6)
   Effect on accumulated postretirement
     benefit obligation                          $43               $(34)

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants may contribute up to 20% of their compensation, to a maximum of $10,000 annually to the plans in 1998. Eligible participants were able to contribute up to 15% of their compensation, to a maximum of $9,500 annually to the plans in 1997 and 1996. The Company matches the participant's contribution at a 50% contribution rate up to a maximum Company contribution of 2% of the participant's compensation. The Company contributed $11 million in 1998, $15 million in 1997 and $13 million in 1996 to these defined contribution plans.


10. Reinsurance

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. To minimize the possibility of losses, the Company evaluates the financial condition of its reinsurers and continually monitors concentrations of credit risk.

The effect of reinsurance on premiums and annuity and other considerations and benefits, claims and settlement expenses is as follows (in millions):

                                                      Year ended December 31
                                            1998           1997         1996
                                           -----------------------------------
                                           -----------------------------------

Premiums and annuity and other
considerations:
     Direct                                $3,380         $4,601       $5,034
     Assumed                                   59            106          116
     Ceded                                    (30)           (39)         (29)
                                           ===================================
Net premiums and annuity and other
considerations                             $3,409         $4,668       $5,121
                                           ===================================
                                           ===================================

Benefits, claims and settlement expenses:
     Direct                                $4,739         $5,596       $6,003
     Assumed                                   66            102          109
     Ceded                                    (28)           (66)         (25)
                                           ===================================
Net benefits, claims and
     settlement expenses                   $4,777         $5,632       $6,087
                                           ===================================

Effective July 1, 1998, the Company no longer participates in reinsurance pools related to the Federal Employee Group Life Insurance and Service Group Life Insurance programs. In 1997, the premium assumed from these arrangements was approximately $85 million.


11. Other Commitments and Contingencies

The Company, as a lessor, leases industrial, office, retail and other wholly owned investment real estate properties under various operating leases. Rental income for all operating leases totaled $362 million in 1998, $344 million in 1997 and $310 million in 1996. At December 31, 1998, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

                                     Held for Sale    Held for     Total Rental
                                                     Investment     Commitments
                                     -------------------------------------------
   1999                                  $150          $   172         $   322
   2000                                   127              162             289
   2001                                   103              140             243
   2002                                    77              117             194
   2003                                    49               99             148
   Thereafter                             152              758             910
                                     ===========================================
Total future minimum lease receipts      $658           $1,448           $2,106
                                     ===========================================


The Company, as a lessee, leases office space, data processing equipment, corporate aircraft and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $60 million in 1998 and $84 million in both 1997 and 1996. At December 31, 1998, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

   1999                                                   $  44
   2000                                                      38
   2001                                                      28
   2002                                                      22
   2003                                                      14
   Thereafter                                                17
                                                        -----------
                                                            163
   Less future sublease rental income on these
     noncancelable leases                                     6
                                                        ===========
   Total future minimum lease payments                     $157
                                                        ===========

The Company is a defendant in various legal actions arising in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from the resolution of such actions would not have a material effect on the Company's consolidated financial statements.

The Company is also subject to insurance guarantee laws in the states in which it writes business. These laws provide for assessments against insurance companies  for the  benefit  of  policyowners  and  claimants  in the  event  of insolvency of other insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. At
December 31, 1998 and 1997, approximately $9 million and $6 million, respectively, is accrued in other liabilities in the consolidated statements of financial position for possible guarantee fund assessments for which notices have not been received and the Company does not anticipate receiving a premium tax credit.


12. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyowner liabilities other than investment contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyowner liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1998 and 1997, are as follows (in millions):

                                                             1998                         1997
                                                  ---------------------------  ----------------------------
                                                     Carrying       Fair         Carrying        Fair
                                                      Amount        Value         Amount         Value
                                                  ---------------------------  ----------------------------
   Assets (liabilities)
   Fixed maturities (see Note 3)                      $21,006       $21,006        $21,546      $21,546
   Equity securities (see Note 3)                       1,102         1,102          1,273        1,273
   Mortgage loans                                      12,091        12,711         13,286       14,010
   Policy loans                                            25            25            749          749
   Other investments                                      349           349            130          130
   Cash and cash equivalents                              461           461            546          546
   Accrued investment income                              375           375            457          457
   Financial instruments included in Closed
     Block (see Note 5)                                 3,587         3,652              -            -
   Investment-type insurance contracts                (22,127)      (21,606)       (22,115)     (22,637)
   Debt                                                  (671)         (708)          (459)        (486)


13. Statutory Insurance Financial Information

The Company prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Currently "prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted  accounting  practices  on  statutory  surplus  is not  material.  The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate the Company.

The NAIC has adopted the Codification of Statutory Accounting Principles (Codification), the result of which is expected to constitute the primary source of "prescribed" statutory accounting practices assuming formal adoption by Iowa regulatory authorities. If adopted as proposed, the codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domiciled within those states. The impact on the Company's statutory financial statements has not been determined at this time.

Life/Health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 1998, the Company meets the RBC requirements.

The following summary reconciles the assets and stockholder's equity at December 31, 1998, 1997 and 1996, and net income for the years ended December 31, 1998, 1997 and 1996, in accordance with statutory reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa with that reported in these consolidated GAAP financial statements (in millions):

                                                                             Stockholder's
                                                                  Assets        Equity        Net Income
                                                               ---------------------------------------------
                                                               ---------------------------------------------
   December 31, 1998
   As reported in accordance with statutory accounting
     practices - unconsolidated                                   $70,096         $3,032         $511
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale           997            997            -
     Other investment adjustments                                   1,620          1,081          176
     Adjustments to insurance reserves and dividends                 (169)          (192)         (56)
     Deferral of policy acquisition costs                           1,105          1,105            -
     Surplus note reclassification as debt                              -           (298)           -
     Provision for deferred federal income taxes and other
       tax reclassifications                                            -           (475)         165
     Other - net                                                      294            219         (101)
                                                               =============================================
   As reported in these consolidated GAAP financial statements
                                                                  $73,943         $5,469         $695
                                                               =============================================

   December 31, 1997
   As reported in accordance with statutory accounting
     practices - unconsolidated                                   $63,957         $2,811         $432
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale         1,176          1,176            -
     Other investment adjustments                                     853          1,141           27
     Adjustments to insurance reserves and dividends                 (173)          (131)         (41)
     Deferral of policy acquisition costs                           1,057          1,057           43
     Surplus note reclassification as debt                              -           (298)           -
     Provision for deferred federal income taxes and other
       tax reclassifications                                            -           (643)           7
     Other - net                                                      184            171          (14)
                                                               ---------------------------------------------
                                                               =============================================
   As reported in these consolidated GAAP financial statements
                                                                  $67,054         $5,284         $454
                                                               =============================================



                                                                                  Stockholder's
                                                                  Assets          Equity         Net Income
                                                               ---------------------------------------------
   December 31, 1996
   As reported in accordance with statutory accounting
     practices - unconsolidated                                   $56,837         $2,504         $415
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale           964            964            -
     Other investment adjustments                                     355            901           53
     Adjustments to insurance reserves and dividends                 (156)          (115)         (41)
     Deferral of policy acquisition costs                           1,058          1,058           38
     Surplus note reclassification as debt                              -           (298)           -
     Provision for deferred federal income taxes and other
       tax reclassifications                                           (6)          (493)          60
     Other - net                                                       90            133            1
                                                               =============================================
   As reported in these consolidated GAAP financial statements
                                                                  $59,142         $4,654         $526
                                                               =============================================


14. Dividends

On December 1, 1998, the Company's Board of Directors declared dividends comprising cash and other assets totaling $200 million to its sole shareholder, Principal Financial Services, Inc. At December 31, 1998, $140 million of the dividends have been paid and the remaining balance is reported in other liabilities.


15. Year 2000 Issues (Unaudited)

In 1995, the Company began investigating the potential impact of the Year 2000 on its systems, procedures, customers and business processes. The Year 2000 assessment provided information used to determine what system components must be changed or replaced to minimize the impact of the calendar change from 1999 to 2000.

The Company will continue to use internal and external resources to modify, replace, and test its systems. Management estimates 100% of the identified modifications to mission critical systems and 99% of the identified modifications to other systems have been completed for its Year 2000 project. The project completion is scheduled to occur prior to any anticipated impact on the Company operations. The total cost for the project is estimated to be $20 million, with the costs being expensed as incurred until completion.

The Company faces the risk that one or more of its critical suppliers or customers (external relationships) will not be able to interact with the Company due to the third party's inability to resolve its own Year 2000 issues. The Company has completed its inventory of external relationships and is attempting to determine the overall Year 2000 readiness of its external relationships. The Company is engaged in discussions with the third parties and is requesting information as to those parties' Year 2000 plans and state of readiness. The Company, however, does not have sufficient information at the current time to predict whether all of its external relationships will be Year 2000 ready.

While the Company believes that it has addressed its Year 2000 concerns, the Company has begun to develop contingency/recovery plans aimed at ensuring the continuity of critical business functions before, on and after December 31, 1999. The Company expects contingency/recovery planning to be substantially complete by April 1, 1999. The Year 2000 contingency plans will be reviewed periodically throughout 1999 and revised as needed. The Company believes its Year 2000 contingency plans coupled with existing "disaster recovery" and "business resumption" plans minimize the impact Year 2000 issues may have on the organization.

The process the Company is using encourages the developers of the contingency plans to look beyond traditional systems problems which may include supply chain issues, economic conditions, social changes, political aspects and other factors which could influence the success of the business and customers.


                                    APPENDIX

                ILLUSTRATIONS OF POLICY VALUES AND DEATH BENEFITS

     The following illustrations have been prepared to help show how values under the Policies change with investment performance and differing death benefit options. The illustrations show how death benefits and values would vary over time if the return on assets held by the Accounts were uniform, gross, after tax, annual rates of 0%, 4%, 8% and 12%. The death benefits and values would be different from those shown if the return averaged 0%, 4%, 8% and 12%, but fluctuated above and below those averages during individual years. Both Death Benefit Option 1 and Death Benefit Option 2 are illustrated.

     The four illustrations set out show hypothetical policies issued to males age 35 in the non-smoker rating classification. The Policies are illustrated on the basis of $1,000 planned periodic annual premium and a face amount at issue of $100,000. The first and third illustrations show the selection of Death Benefit Option 1; the second and fourth, Death Benefit Option 2.

     The illustrations reflect all of the contract charges. Each illustration reflects the surrender charges and the premium expense charge which consists of a 5% sales load and a charge for state premium taxes of 2%. The first two illustrations reflect the Company's current administration charge of $4.75 per month and current cost of insurance charges which are lower than the guaranteed maximum cost of insurance charges based on the 1980 CS0 Mortality Table. The third and fourth illustrations reflect the guaranteed maximum administration charge of $5 per month and the guaranteed maximum cost of insurance charges.

     The amounts shown for death benefits and values in all four illustrations reflect the fact that the net investment return on the assets held by the Divisions of the Separate Account is lower than the gross return. This is because deductions are made from the gross return to reflect the daily charge made to the Separate Account for assuming mortality and expense risks; the daily investment advisory fees incurred by the Accounts; and the direct operating expenses of the Accounts. The charge for mortality and expense risks reflected in the first two illustrations is the Company's current charge which is at an annual rate of 0.75% of the average daily assets of the Divisions. The third and fourth illustrations reflect the guaranteed mortality and expense risk charge which is at an annual rate of 0.90%. The investment advisory fee is assumed to be an annual rate of .55% of the average daily net assets of the Accounts, but the maximum investment advisory fee for the Capital Value Account is 0.48%, for the Money Market Account, and the Bond Account, 0.50%, for the High Yield Account, and the Balanced Account, 0.60%, and for the MidCap Account, 0.60%. The charge for Account direct operating expenses is estimated to be an annual rate of .04% of the average daily net assets of the Accounts. This illustrated .04% charge is based on the assumption that the direct operating expenses of the Accounts will continue at levels historically experienced. The direct operating expense of the Accounts may decrease or increase in the future making operating expenses actually incurred by the Accounts differ from the .04% assumed rate shown in the illustrations. Deducting these charges from the gross returns of 0%, 4%, 8% and 12% results in net investment returns in the first two illustrations of -1.35%, 2.65%, 6.65%, and 10.65% and in the third and fourth illustrations of -1.50%, 2.50%, 6.50%, and 10.50%.

     The four illustrations are based on the assumption that payments are made in accordance with a $1,000 annual planned periodic premium schedule, that no changes in death benefit option or face amount are made, and that no policy loans or surrenders occur. Upon request, the Company will prepare a comparable illustration reflecting the proposed insured's actual age, sex, risk classification and desired policy features.


                        PRINCIPAL LIFE INSURANCE COMPANY
                               FLEX VARIABLE LIFE
                             MALE AGE 35 NON-SMOKER
                            ASSUMING CURRENT CHARGES

PLANNED PREMIUM $1,000

Initial Face Amount $100,000
Death Benefit Option 1

                                       Death Benefit (2)                                Accumulated Value (2)
                                  Assuming Hypothetical Gross                        Assuming Hypothetical Gross
                                  Annual Investment Return of                        Annual Investment Return of
  End of
   Year     Accumulated      0%          4%          8%          12%          0%          4%          8%          12%         0%
  Policy   Premiums (1) (-1.35% Net) (2.65% Net) (6.65% Net)(10.65% Net) (-1.35% Net) (2.65% Net) (6.65% Net)(10.65% Net)(-1.35%Net)
     1       $1,050       $100,000   $100,000    $100,000     $100,000  $    693   $     725   $     756 $        788     $   366
     2        2,153        100,000    100,000     100,000      100,000     1,368       1,460       1,555        1,652       1,041
     3        3,310        100,000    100,000     100,000      100,000     2,024       2,205       2,394        2,595       1,697
     4        4,526        100,000    100,000     100,000      100,000     2,660       2,957       3,278        3,626       2,374
     5        5,802        100,000    100,000     100,000      100,000     3,276       3,717       4,208        4,754       3,031
     6        7,142        100,000    100,000     100,000      100,000     3,868       4,482       5,183        5,986       3,664
     7        8,549        100,000    100,000     100,000      100,000     4,437       5,252       6,208        7,333       4,273
     8       10,027        100,000    100,000     100,000      100,000     4,981       6,025       7,284        8,807       4,859
     9       11,578        100,000    100,000     100,000      100,000     5,500       6,802       8,414       10,419       5,419
    10       13,207        100,000    100,000     100,000      100,000     5,996       7,582       9,604       12,189       5,955
    11       14,917        100,000    100,000     100,000      100,000     6,472       8,371      10,861       14,136       6,472
    12       16,713        100,000    100,000     100,000      100,000     6,927       9,167      12,188       16,279       6,927
    13       18,599        100,000    100,000     100,000      100,000     7,360       9,970      13,591       18,639       7,360
    14       20,579        100,000    100,000     100,000      100,000     7,771      10,778      15,073       21,239       7,771
    15       22,657        100,000    100,000     100,000      100,000     8,160      11,593      16,641       24,107       8,160
    16       24,840        100,000    100,000     100,000      100,000     8,524      12,412      18,299       27,272       8,524
    17       27,132        100,000    100,000     100,000      100,000     8,863      13,235      20,054       30,766       8,863
    18       29,539        100,000    100,000     100,000      100,000     9,175      14,060      21,910       34,625       9,175
    19       32,066        100,000    100,000     100,000      100,000     9,459      14,886      23,874       38,890       9,459
    20       34,719        100,000    100,000     100,000      100,000     9,715      15,713      25,955       43,610       9,715

30(Age 65)   69,761        100,000    100,000     100,000      158,252     9,783      23,223      55,067      129,714       9,783



                            Surrender Value (2)
                        Assuming Hypothetical Gross
                        Annual Investment Return of
  End of
   Year     Accumulated       4%          8%          12%
  Policy   Premiums (1)   (2.65% Net) (6.65% Net)(10.65% Net)
     1       $1,050     $     398   $     429  $      461
     2        2,153         1,133       1,228       1,325
     3        3,310         1,878       2,067       2,268
     4        4,526         2,671       2,992       3,340
     5        5,802         3,472       3,962       4,509
     6        7,142         4,278       4,979       5,782
     7        8,549         5,088       6,045       7,169
     8       10,027         5,903       7,162       8,684
     9       11,578         6,720       8,333      10,338
    10       13,207         7,542       9,563      12,148
    11       14,917         8,371      10,861      14,136
    12       16,713         9,167      12,188      16,279
    13       18,599         9,970      13,591      18,639
    14       20,579        10,778      15,073      21,239
    15       22,657        11,593      16,641      24,107
    16       24,840        12,412      18,299      27,272
    17       27,132        13,235      20,054      30,766
    18       29,539        14,060      21,910      34,625
    19       32,066        14,886      23,874      38,890
    20       34,719        15,713      25,955      43,610

30(Age 65)   69,761        23,223      55,067     129,714

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                        PRINCIPAL LIFE INSURANCE COMPANY
                               FLEX VARIABLE LIFE
                             MALE AGE 35 NON-SMOKER
                            ASSUMING CURRENT CHARGES
PLANNED PREMIUM $1,000

 Initial Face Amount $100,000
 Death Benefit Option 2

                                       Death Benefit (2)                                Accumulated Value (2)
                                  Assuming Hypothetical Gross                        Assuming Hypothetical Gross
                                  Annual Investment Return of                        Annual Investment Return of
  End of
   Year     Accumulated      0%          4%          8%          12%          0%          4%          8%          12%         0%
  Policy   Premiums (1) (-1.35% Net) (2.65% Net) (6.65% Net)(10.65% Net) (-1.35% Net) (2.65% Net) (6.65% Net)(10.65% Net)(-1.35%Net)
     1       $1,050       $100,000   $100,000    $100,000     $100,000   $   693   $     725    $     756 $       788     $   366
     2        2,153        100,000    100,000     100,000      100,000     1,368       1,460        1,555       1,652       1,041
     3        3,310        100,000    100,000     100,000      100,000     2,024       2,205        2,394       2,595       1,697
     4        4,526        100,000    100,000     100,000      100,000     2,660       2,957        3,278       3,626       2,374
     5        5,802        100,000    100,000     100,000      100,000     3,276       3,717        4,208       4,754       3,031
     6        7,142        100,000    100,000     100,000      100,000     3,868       4,482        5,183       5,986       3,664
     7        8,549        100,000    100,000     100,000      100,000     4,437       5,252        6,208       7,333       4,273
     8       10,027        100,000    100,000     100,000      100,000     4,981       6,025        7,284       8,807       4,859
     9       11,578        100,000    100,000     100,000      100,000     5,500       6,802        8,414      10,419       5,419
    10       13,207        100,000    100,000     100,000      100,000     5,996       7,582        9,604      12,189       5,955
    11       14,917        100,000    100,000     100,000      100,000     6,472       8,371       10,861      14,136       6,472
    12       16,713        100,000    100,000     100,000      100,000     6,927       9,167       12,188      16,279       6,927
    13       18,599        100,000    100,000     100,000      100,000     7,360       9,970       13,591      18,639       7,360
    14       20,579        100,000    100,000     100,000      100,000     7,771      10,778       15,073      21,239       7,771
    15       22,657        100,000    100,000     100,000      100,000     8,160      11,593       16,641      24,107       8,160
    16       24,840        100,000    100,000     100,000      100,000     8,524      12,412       18,299      27,272       8,524
    17       27,132        100,000    100,000     100,000      100,000     8,863      13,235       20,054      30,766       8,863
    18       29,539        100,000    100,000     100,000      100,000     9,175      14,060       21,910      34,625       9,175
    19       32,066        100,000    100,000     100,000      100,000     9,459      14,886       23,874      38,890       9,459
    20       34,719        100,000    100,000     100,000      100,000     9,715      15,713       25,955      43,610       9,715

30(Age 65)   69,761        100,000    100,000     100,000      158,252     9,783      23,223       55,067     129,714       9,783


                             Surrender Value (2)
                         Assuming Hypothetical Gross
                         Annual Investment Return of
  End of
   Year     Accumulated        4%          8%          12%
  Policy   Premiums (1)  (2.65% Net) (6.65% Net)(10.65% Net)
     1       $1,050      $     398    $    429 $       461
     2        2,153          1,133       1,228       1,325
     3        3,310          1,878       2,067       2,268
     4        4,526          2,671       2,992       3,340
     5        5,802          3,472       3,962       4,509
     6        7,142          4,278       4,979       5,782
     7        8,549          5,088       6,045       7,169
     8       10,027          5,903       7,162       8,684
     9       11,578          6,720       8,333      10,338
    10       13,207          7,542       9,563      12,148
    11       14,917          8,371      10,861      14,136
    12       16,713          9,167      12,188      16,279
    13       18,599          9,970      13,591      18,639
    14       20,579         10,778      15,073      21,239
    15       22,657         11,593      16,641      24,107
    16       24,840         12,412      18,299      27,272
    17       27,132         13,235      20,054      30,766
    18       29,539         14,060      21,910      34,625
    19       32,066         14,886      23,874      38,890
    20       34,719         15,713      25,955      43,610

30(Age 65)   69,761         23,223      55,067     129,714

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        PRINCIPAL LIFE INSURANCE COMPANY
                               FLEX VARIABLE LIFE
                             MALE AGE 35 NON-SMOKER
                           ASSUMING GUARANTEED CHARGES

PLANNED PREMIUM $1,000

Initial Face Amount $100,000
Death Benefit Option 1

                                       Death Benefit (2)                                Accumulated Value (2)
                                  Assuming Hypothetical Gross                        Assuming Hypothetical Gross
                                  Annual Investment Return of                        Annual Investment Return of
  End of
   Year     Accumulated      0%          4%          8%          12%          0%          4%          8%          12%         0%
  Policy   Premiums (1) (-1.50% Net) (2.50% Net) (6.50% Net)(10.50% Net) (-1.50% Net) (2.50% Net) (6.50% Net)(10.50% Net)(-1.50%Net)
     1   $    1,050      $100,000    $100,000    $100,000     $100,000   $   686    $    718   $     750 $       782      $   359
     2        2,153       100,000     100,000     100,000      100,000     1,355       1,446       1,540       1,637        1,028
     3        3,310       100,000     100,000     100,000      100,000     2,003       2,182       2,370       2,569        1,676
     4        4,526       100,000     100,000     100,000      100,000     2,630       2,924       3,242       3,586        2,344
     5        5,802       100,000     100,000     100,000      100,000     3,236       3,672       4,157       4,697        2,991
     6        7,142       100,000     100,000     100,000      100,000     3,818       4,423       5,117       5,908        3,613
     7        8,549       100,000     100,000     100,000      100,000     4,375       5,178       6,122       7,230        4,212
     8       10,027       100,000     100,000     100,000      100,000     4,908       5,935       7,177       8,674        4,785
     9       11,578       100,000     100,000     100,000      100,000     5,414       6,693       8,281      10,252        5,333
    10       13,207       100,000     100,000     100,000      100,000     5,893       7,450       9,439      11,976        5,852
    11       14,917       100,000     100,000     100,000      100,000     6,342       8,204      10,650      13,860        6,342
    12       16,713       100,000     100,000     100,000      100,000     6,761       8,953      11,917      15,921        6,761
    13       18,599       100,000     100,000     100,000      100,000     7,147       9,696      13,244      18,177        7,147
    14       20,579       100,000     100,000     100,000      100,000     7,498      10,431      14,631      20,649        7,498
    15       22,657       100,000     100,000     100,000      100,000     7,813      11,154      16,082      23,358        7,813
    16       24,840       100,000     100,000     100,000      100,000     8,087      11,862      17,599      26,329        8,087
    17       27,132       100,000     100,000     100,000      100,000     8,316      12,549      19,180      29,587        8,316
    18       29,539       100,000     100,000     100,000      100,000     8,494      13,209      20,828      33,164        8,494
    19       32,066       100,000     100,000     100,000      100,000     8,614      13,836      22,542      37,092        8,614
    20       34,719       100,000     100,000     100,000      100,000     8,671      14,422      24,323      41,411        8,671

30(Age 65)   69,761       100,000     100,000     100,000      145,191     3,935      16,069      46,382     119,009        3,935


                            Surrender Value (2)
                        Assuming Hypothetical Gross
                        Annual Investment Return of
  End of
   Year     Accumulated       4%          8%          12%
  Policy   Premiums (1)   (2.50% Net) (6.50% Net)(10.50% Net)
     1   $    1,050     $     391   $     423   $     455
     2        2,153         1,119       1,213       1,310
     3        3,310         1,855       2,043       2,242
     4        4,526         2,637       2,956       3,300
     5        5,802         3,426       3,912       4,452
     6        7,142         4,219       4,912       5,704
     7        8,549         5,015       5,959       7,067
     8       10,027         5,812       7,054       8,552
     9       11,578         6,611       8,200      10,170
    10       13,207         7,409       9,398      11,935
    11       14,917         8,204      10,650      13,860
    12       16,713         8,953      11,917      15,921
    13       18,599         9,696      13,244      18,177
    14       20,579        10,431      14,631      20,649
    15       22,657        11,154      16,082      23,358
    16       24,840        11,862      17,599      26,329
    17       27,132        12,549      19,180      29,587
    18       29,539        13,209      20,828      33,164
    19       32,066        13,836      22,542      37,092
    20       34,719        14,422      24,323      41,411

30(Age 65)   69,761        16,069      46,382     119,009

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        PRINCIPAL LIFE INSURANCE COMPANY
                               FLEX VARIABLE LIFE
                             MALE AGE 35 NON-SMOKER
                           ASSUMING GUARANTEED CHARGES

 PLANNED PREMIUM $1,000

Initial Face Amount $100,000
Death Benefit Option 2

                                       Death Benefit (2)                                Accumulated Value (2)
                                  Assuming Hypothetical Gross                        Assuming Hypothetical Gross
                                  Annual Investment Return of                        Annual Investment Return of
  End of
   Year     Accumulated      0%          4%          8%          12%          0%          4%          8%          12%         0%
  Policy   Premiums (1) (-1.50% Net) (2.50% Net) (6.50% Net)(10.50% Net) (-1.50% Net) (2.50% Net) (6.50% Net)(10.50% Net)(-1.50%Net)
     1        1,050       $100,000    $100,000    $100,000    $100,000   $   359   $     391   $      423    $    455      $  686
     2        2,153        100,000     100,000     100,000     100,000     1,028       1,119        1,213       1,310       1,355
     3        3,310        100,000     100,000     100,000     100,000     1,676       1,855        2,043       2,242       2,003
     4        4,526        100,000     100,000     100,000     100,000     2,344       2,637        2,956       3,300       2,630
     5        5,802        100,000     100,000     100,000     100,000     2,991       3,426        3,912       4,452       3,236
     6        7,142        100,000     100,000     100,000     100,000     3,613       4,219        4,912       5,704       3,818
     7        8,549        100,000     100,000     100,000     100,000     4,212       5,015        5,959       7,067       4,375
     8       10,027        100,000     100,000     100,000     100,000     4,785       5,812        7,054       8,552       4,908
     9       11,578        100,000     100,000     100,000     100,000     5,333       6,611        8,200      10,170       5,414
    10       13,207        100,000     100,000     100,000     100,000     5,852       7,409        9,398      11,935       5,893
    11       14,917        100,000     100,000     100,000     100,000     6,342       8,204       10,650      13,860       6,342
    12       16,713        100,000     100,000     100,000     100,000     6,761       8,953       11,917      15,921       6,761
    13       18,599        100,000     100,000     100,000     100,000     7,147       9,696       13,244      18,177       7,147
    14       20,579        100,000     100,000     100,000     100,000     7,498      10,431       14,631      20,649       7,498
    15       22,657        100,000     100,000     100,000     100,000     7,813      11,154       16,082      23,358       7,813
    16       24,840        100,000     100,000     100,000     100,000     8,087      11,862       17,599      26,329       8,087
    17       27,132        100,000     100,000     100,000     100,000     8,316      12,549       19,180      29,587       8,316
    18       29,539        100,000     100,000     100,000     100,000     8,494      13,209       20,828      33,164       8,494
    19       32,066        100,000     100,000     100,000     100,000     8,614      13,836       22,542      37,092       8,614
    20       34,719        100,000     100,000     100,000     100,000     8,671      14,422       24,323      41,411       8,671

30(Age 65)   69,761        100,000     100,000     100,000     145,191     3,935      16,069       46,382     119,009       3,935


                            Surrender Value (2)
                        Assuming Hypothetical Gross
                        Annual Investment Return of
  End of
   Year     Accumulated       4%          8%          12%
  Policy   Premiums (1)   (2.50% Net) (6.50% Net)(10.50% Net)
     1        1,050     $     718   $     750   $     782
     2        2,153         1,446       1,540       1,637
     3        3,310         2,182       2,370       2,569
     4        4,526         2,924       3,242       3,586
     5        5,802         3,672       4,157       4,697
     6        7,142         4,423       5,117       5,908
     7        8,549         5,178       6,122       7,230
     8       10,027         5,935       7,177       8,674
     9       11,578         6,693       8,281      10,252
    10       13,207         7,450       9,439      11,976
    11       14,917         8,204      10,650      13,860
    12       16,713         8,953      11,917      15,921
    13       18,599         9,696      13,244      18,177
    14       20,579        10,431      14,631      20,649
    15       22,657        11,154      16,082      23,358
    16       24,840        11,862      17,599      26,329
    17       27,132        12,549      19,180      29,587
    18       29,539        13,209      20,828      33,164
    19       32,066        13,836      22,542      37,092
    20       34,719        14,422      24,323      41,411

30(Age 65)   69,761        16,069      46,382     119,009

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                          PART II. OTHER INFORMATION


                           UNDERTAKING TO FILE REPORTS
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter adopted under the authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter had been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                    REPRESENTATIONS PURSUANT TO RULE 6e-3(T) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.
Registrant elects to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Policies described in the prospectus. Registrant makes the following representations:

          (1)   Section 6e-3(T)(b)(13)(iii)(F) has been relied upon.

          (2) The level of the mortality and expense risks charge is within the range of industry practice for comparable contracts.

          (3) The Registrant has concluded that there is a reasonable likelihood that the distribution financing arrangement for the Variable Life Separate Account will benefit the separate account and policyowners, and it will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

          (4) The Variable Life Separate Account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

The methodology used to support the representation made in paragraph (2) above is based upon an analysis of the mortality and expense risks charges contained in other variable life insurance policies, including scheduled and flexible premium products. Registrant undertakes to keep and make available to the Commission on request the documents used to support the representation in paragraph (2) above.

                       CONTENTS OF REGISTRATION STATEMENT


This registration statement comprises the following papers and documents:

     The facing sheet;

     The prospectus, consisting of 99 pages;

     The undertaking to file reports;

     The undertaking pursuant to Rule 484;

     Representations pursuant to Rule 6e-3(T);

     The signatures;

     Written consents of the following persons:

          Ernst & Young LLP

     The following exhibits

1. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions

1.A1 Resolution of Executive Committee of Board of Directors of Principal Life Insurance Company establishing the Variable Life Separate Account (Filed 4/12/96)

1.A3A.a Distribution Agreement between Princor Financial Services Corporation and Principal Life Insurance Company
                    (Filed 4/12/96)

1.A3B.a             Form of Selling Agreement (Filed 4/12/96)

1.A3B.b             Registered Representative Agreement (Filed 4/12/96)

1.A3C               Schedule of sales commissions (Filed 4/12/96)

1.A5.a              Form of Flex Variable Life Policy (Filed 4/12/96)

1.A5.a.i            Cost of Living Increase Rider (Filed 4/12/96)

1.A5.a.ii           Waiver of Monthly Deductions Rider (Filed 4/12/96)

1.A5.a.iii          Guaranteed Increase Option Rider (Filed 4/12/96)

1.A5.a.iv           Accidental Death Benefit Rider (Filed 4/12/96)

1.A5.a.v            Children Term Insurance Rider (Filed 4/12/96)

1.A5.a.vi           Spouse Term Insurance Rider (Filed 4/12/96)

1.A5.a.vii          Change of Insured Rider (Filed 4/12/96)

1.A5.a.viii         Death Benefit Guarantee Rider (Filed 4/12/96)

1.A5.a.ix           Accounting Benefit Rider (Filed 4/12/96)

1.A5.a.x            Accelerated Benefits Rider (Filed 4/12/96)

1.A5.b              Form of Flex  Variable Life Policy - Unisex  Version  (Filed
                    4/12/96)

1.A5.b.i            Cost of Living Increase Rider (Filed 4/12/96)

1.A5.b.ii           Waiver of Monthly Deductions Rider (Filed 4/12/96)

1.A5.b.iii          Guaranteed Increase Option Rider (Filed 4/12/96)

1.A5.b.iv           Accidental Death Benefit Rider (Filed 4/12/96)

1.A5.b.v            Children Term Insurance Rider (Filed 4/12/96)

1.A5.b.vi           Spouse Term Insurance Rider (Filed 4/12/96)

1.A5.b.vii          Change of Insured Rider (Filed 4/12/96)

1.A5.b.viii         Death Benefit Guarantee Rider (Filed 4/12/96)

1.A5.b.ix           Accounting Benefit Rider (Filed 4/12/96)

1.A5.b.x            Accelerated Benefits Rider (Filed 4/12/96)

1.A6.a Articles of Incorporation, as Amended of Principal Life Insurance Company (Filed 4/19/99)

1.A6.b              By-laws of Principal  Life Insurance Company (Filed 4/19/99)

1.A10.a             Form of  Application  for Flex  Variable  Life Policy (Filed
                    4/12/96)

1.A10.b Form of Supplemental Application for Flex Variable Life Policy (Filed 4/12/96)

2. Opinion of consent of T. M. Hutchison, Senior Vice President and General Counsel (Filed 4/12/96)

3. No financial statements will be omitted from the prospectus pursuant to Instruction 1(b) or (c) or Part I

4.                  Not applicable

5.                  Not applicable

6.                  Consent of Ernst & Young LLP (Filed 4/19/99)

7. Description of Issuance, Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii) (Filed 2/28/97)

8. Powers of Attorney of Directors of Principal Life Insurance Company (Filed 4/12/96, 2/28/97, 4/13/98 and 4/19/99)

9.                  Opinion of Consent of Lisa Ford, Assistant Actuary
                    (Filed 4/19/99)

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Principal Life Insurance Company Variable Life Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the city of Des Moines and State of Iowa, on the 19th day of April, 1999.


                          PRINCIPAL LIFE INSURANCE COMPANY
                          VARIABLE LIFE SEPARATE ACCOUNT
                                      (Registrant)


                          By:  PRINCIPAL LIFE INSURANCE COMPANY
                                      (Depositor)


                                  /s/ D. J. Drury
                          By ______________________________________________
                             D. J. Drury
                             Chairman and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ D. J. Drury                Chairman and                    April 19, 1999
--------------------           Chief Executive Officer
D. J. Drury


/s/ D. C. Cunningham           Vice President and              April 19, 1999
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Senior Vice President           April 19, 1999
--------------------           (Principal Financial
M. H. Gersie                   Officer)


  (B. J. Bernard)*             Director                        April 19, 1999
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        April 19, 1999
--------------------
J. Carter-Miller


  (R. M. Davis)*               Director                        April 19, 1999
--------------------
R. M. Davis


  (C. D. Gelatt, Jr.)*         Director                        April 19, 1999
--------------------
C. D. Gelatt, Jr.


  (J. B. Griswell)*            Director                        April 19, 1999
--------------------
J. B. Griswell


  (G. D. Hurd)*                Director                        April 19, 1999
--------------------
G. D. Hurd


  (C. S. Johnson)*             Director                        April 19, 1999
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        April 19, 1999
--------------------
W. T. Kerr


  (L. Liu)*                    Director                        April 19, 1999
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                        April 19, 1999
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                        April 19, 1999
--------------------
R. D. Pearson


  (J. R. Price)*               Director                        April 19, 1999
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                        April 19, 1999
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                        April 19, 1999
--------------------
E. E. Tallett


  (D. D. Thornton)*            Director                        April 19, 1999
--------------------
D. D. Thornton


  (F. W. Weitz)*               Director                        April 14, 1999
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman and Chief Executive Officer

                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein

                                    EXHIBITS

                                  EXHIBIT INDEX


                                                                 Page Number in
                                                              Sequential Numbering
Exhibit No.               Description                      Where Exhibit Can Be Found

  1.A1        Resolution of Executive Committee                       *
              of Board of Directors of Depositor
              establishing Variable Life Separate
              Account

  1.A3A.a     Distribution Agreement Between                          *
              Depositor and Principal Underwriter

  1.A3B.a     Form of Selling Agreement                               *

  1.A3B.b     Registered Representative Agreement                     *

  1.A3C       Schedule of Sales Commissions                           *

  1.A5.a      Flex Variable Life Policy                               *

  1.A5.a.i    Cost of Living Increase Rider                           *

  1.A5.a.ii   Waiver of Monthly Deductions Rider                      *

  1.A5.a.iii  Guaranteed Increase Option Rider                        *

  1.A5.a.iv   Accidental Death Benefit Rider                          *

  1.A5.a.v    Children Term Insurance Rider                           *

  1.A5.a.vi   Spouse Term Insurance Rider                             *

  1.A5.a.vii  Change of Insured Rider                                 *

  1.A5.a.viii Death Benefit Guarantee Rider                           *

  1.A5.a.ix   Accounting Benefit Rider                                *

  1.A5.a.x    Accelerated Benefits Rider                              *

  1.A5.b      Flex Variable Life Policy - Unisex Version              *

  1.A5.b.i    Cost of Living Increase Rider.                          *

  1.A5.b.ii   Waiver of Monthly Deductions Rider                      *

  1.A5.b.iii  Guaranteed Increase Option Rider                        *

  1.A5.b.iv   Accidental Death Benefit Rider                          *

  1.A5.b.v    Children Term Insurance Rider                           *

  1.A5.b.vi   Spouse Term Insurance Rider                             *

  1.A5.b.vii  Change of Insured Rider                                 *

  1.A5.b.viii Death Benefit Guarantee Rider                           *

  1.A5.b.ix   Accounting Benefit Rider                                *

  1.A5.b.x    Accelerated Benefit Rider                               *

  1.A6.a      Articles of Incorporation, as Amended,                  16
              of Depositor

  1.A6.b      By-laws of Depositor                                    20

  1.A10.a     Form of Application for the Flex                        *
              Variable Life Policy

  1.A10.b     Form of Supplemental Application                        *
              For the Flex Variable Life Policy

  2           Opinion and consent of T. M. Hutchison                  *
              Senior Vice President and General Counsel

  6           Consent of Ernst & Young LLP                            30

  7           Description of Issuance, Transfer and Redemption        *
              Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii)

  8           Powers of Attorney of Directors of                      31
              Principal Life Insurance Company.

  9           Opinion and consent of Lisa Ford,                       32
              Assistant Actuary

* Previously Filed.